                                       [GRAPHIC]

                                            Western Asset Funds, Inc.


                                 Western Asset Intermediate Portfolio
                                         Western Asset Core Portfolio
                                    Western Asset Core Plus Portfolio
                       Western Asset Inflation Indexed Bond Portfolio
                                   Western Asset High Yield Portfolio
                        Western Asset Non-U.S. Fixed Income Portfolio

                                                   Semi-Annual Report
                                                   September 30, 2002

PORTFOLIO MANAGERS' COMMENTS
Western Asset Management Investment Strategy Group

Market Commentary, September 2002
 Hopes for a robust economic recovery were dashed in the past six months. Markets grew increasingly concerned over the likelihood of a war with Iraq, steadily rising oil prices, and the potential for earnings disappointments. Equity prices continued their two-year decline, interest rates fell to generational lows, and credit spreads rose to historically wide levels. Rising risk aversion caused credit spreads to rise in inverse proportion to their quality ratings, with emerging market debt suffering the most. Mortgage spreads widened as well, as prepayment speeds rose to historically high levels and mortgage bankers were literally deluged with refinancing applications. In the process, the collapsing duration of mortgages created strong demand for intermediate Treasury products, as managers and investors struggled to keep portfolio durations from falling below target. As the market began to anticipate renewed Fed easing, short-term rates fell by more than long-term rates, causing the yield curve to steepen. Inflation expectations fell somewhat, as Treasury yields declined by more than real yields on Treasury Inflation-Protected Securities ("TIPS"). The dollar slipped from its highs as investors lost their enthusiasm for the U.S. economy. Gold rose on the back of rising international tensions, while most industrial commodities' prices edged higher as global manufacturing conditions improved modestly.

Performance Information
Western Asset Intermediate Portfolio
 The impact of market conditions on the Portfolio's performance was generally positive in the six months ended September 30, 2002, as short and intermediate yields fell. With strategies experiencing mixed results, however, the Portfolio's total return of 6.9% trailed that of its benchmark, the Lehman Intermediate Government/Credit Bond Index, which recorded a total return of 8.3%. The major negative impact on returns came from a moderate corporate overweighting, particularly the Portfolio's emphasis on longer maturities in the BBB sector. Issue selection was also a negative, although the adverse impact of individual credits was mitigated by the manager's efforts to keep credit exposure more diversified than usual. Falling rates rewarded the Portfolio's somewhat long duration posture, but the emphasis on longer maturities suffered as the curve steepened substantially. A moderate overweighting to the mortgage sector was also a drag on performance as spreads widened, but this was offset somewhat by an emphasis on the better-performing GNMA subsector. A modest exposure to TIPS benefited from declining real interest rates.

Western Asset Core Portfolio
 The impact of market conditions on the Portfolio's performance was mixed to somewhat positive in the six months ended September 30, 2002, as Treasury yields fell but spreads on non-Treasury issues widened substantially. With strategies producing mixed results, the Portfolio's total return of 5.2% lagged that of its benchmark, the Salomon Broad Market Index, which recorded a total return of 8.3%. The biggest drag on performance came from a moderate corporate overweighting, with an emphasis on longer maturity securities. Issue selection was also a negative, although the adverse impact of individual credits was mitigated by the manager's efforts to keep credit exposure more diversified than usual. A moderate overweighting to the mortgage sector was also a drag on performance as spreads widened, but this was offset somewhat by an emphasis on the better-performing GNMA subsector. The Portfolio's long duration posture benefited from declining interest rates, but these gains were somewhat offset by the Portfolio's barbelled exposure to maturities, which suffered as the yield curve steepened. A moderate exposure to long-maturity TIPS made a substantially positive contribution to returns as real yields declined.

Western Asset Core Plus Portfolio
 The impact of market conditions on the Portfolio's performance was mixed to somewhat positive in the six months ended September 30, 2002, as Treasury yields fell but spreads on non-Treasury issues widened substantially. With strategies producing mixed results, the Portfolio's total return of 4.5% lagged that of its benchmark, the Salomon Broad Market Index, which recorded a total return of 8.3%. The biggest drag on performance came from a moderate corporate overweighting, with an emphasis on longer maturity and high-yield securities, as these were the areas hardest hit. Issue selection was also a negative, although the adverse impact of individual credits was mitigated by the manager's efforts to keep credit exposure more diversified than usual. A moderate overweighting to the mortgage sector was also a drag on performance as spreads widened, but this was offset somewhat by an emphasis on the better-performing GNMA subsector. The Portfolio's long duration posture benefited from declining interest rates, but these gains were somewhat offset by the Portfolio's barbelled exposure to maturities, which suffered as the yield curve steepened. A modest exposure to long-maturity TIPS made a substantially positive contribution to returns as real yields declined. Emerging market debt exposure produced negative returns, led by the deterioration in Brazilian bonds, while non-dollar bond exposure had little net impact on returns.

Western Asset Inflation Indexed Bond Portfolio
 The impact of market conditions on the Portfolio's performance was generally positive in the six months ended September 30, 2002, as real yields fell and inflation adjustments were positive. With strategies experiencing mixed results, the Portfolio's total return of 14.1% trailed slightly that of its benchmark, the Lehman U.S. Treasury Inflation Notes Index, which recorded a total return of 14.3%. Although the Portfolio's moderately long duration posture benefited from declining real yields, this was largely offset by the negative impact of a steeper real yield curve, given a modest emphasis on longer maturities.

Western Asset High Yield Bond Portfolio
 For the six month period ended September 30, 2002, the Portfolio underperformed its benchmark, returning -10.7% versus -9.2% for the Lehman U.S. High Yield Index. The manager's bias toward owning the larger, more liquid issues of approved credits was a significant drag on performance. The "Very Liquid" portion of the Index returned -16.4% for the period. The fraud uncovered at Adelphia and WorldCom that resulted in the criminal indictments of each company's senior management had a negative impact on relative performance as our overweight positions in both companies traded down sharply. The Portfolio's overweight position to the basic industry subsector (0.17%) was a positive, although tempered by a deteriorating position in Kaiser Aluminum, who had filed for Chapter 11 bankruptcy protection in January 2002. An overweight in the capital goods subsector (4.06%) aided relative performance, specifically the Portfolio's overweight in Tyco Group. The underweight to the communications subsector (-26.28%) helped relative performance; nonetheless, overweight positions in Paxon Communications, Tritel, and Horizon PCS had a negative impact on relative performance. The Portfolio's underweight position in the utility subsector (-16.03%) was a plus for performance, but specific issue selection (AES, CMS and Calpine) hindered relative performance. Consistent with the manager's bias, the Portfolio continues to be of higher quality than the general market. As of September 30, 2002, the Portfolio's average rating was Ba3/BB- and had a yield-to-maturity of 10.82%, versus the Lehman High Yield Index, whose average rating is B1/B and yield-to-maturity of 13.60%.

Western Asset Non-U.S. Fixed Income Portfolio
 The impact of market conditions on the Portfolio's performance was positive in the six months ended September 30, 2002, as bond yields fell globally. The Portfolio's total return of 13.4% outperformed that of its benchmark, the Salomon World Government ex-U.S. Index (Hedged), which recorded a total return of 5.6%. The Portfolio's long duration posture benefited from a sharp decline in bond yields globally, and from an overweight position in Eurozone government bonds in particular. Yield curve strategies were rewarded as yield curves flattened. Exposure to the euro was positive as declining growth prospects in the U.S. weakened the U.S. dollar.

Average Annual Total Returns
 The average annual total returns for the Funds for various periods ended September 30, 2002, are as follows:

                                                                      Since
                                  1 Year  3 Years 5 Years 10 Years Inception/A/
 ------------------------------------------------------------------------------
 Intermediate Portfolio
   Institutional Class             +6.00%  +8.56%  +7.23%     --      +7.56%
 Lehman Intermediate
  Government/Credit Bond Index/B/  +8.09%  +9.04%  +7.58%     --      +7.66%
 ------------------------------------------------------------------------------
 Core Portfolio
   Institutional Class             +5.31%  +9.31%  +7.64%  +7.72%     +8.99%
   Financial Intermediary Class    +5.05%  +9.05%     --      --      +8.38%
 Salomon Broad Market Index/C/     +8.37%  +9.42%  +7.81%  +7.39%     +8.36%
 ------------------------------------------------------------------------------
 Core Plus Portfolio
   Institutional Class             +5.33%  +8.88%     --      --      +6.80%
   Financial Intermediary Class       --      --      --      --      +3.81%
 Salomon Broad Market Index/C/     +8.37%  +9.42%     --      --      +7.57%
 ------------------------------------------------------------------------------
 Inflation Indexed Bond Portfolio
   Institutional Class            +14.47%     --      --      --     +11.98%
 Lehman U.S. Treasury Inflation
  Notes Index/D/                  +14.70%     --      --      --     +12.97%
 ------------------------------------------------------------------------------
 High Yield Portfolio
   Institutional Class             -5.32%     --      --      --      -5.29%
 Lehman U.S. High Yield Index/E/   -2.29%     --      --      --      -2.29%
 ------------------------------------------------------------------------------
 Non-U.S. Fixed Income Portfolio
   Institutional Class            +11.66%  +9.24%     --      --      +7.36%
 Salomon World Government ex-U.S.
  Index (Hedged)/F/                +5.94%  +7.39%     --      --      +6.94%
 ------------------------------------------------------------------------------

  /A/Institutional Class inception dates are: Intermediate - 7/1/94; Core -
     9/4/90; Core Plus - 7/8/98; Inflation Indexed - 3/1/01; High Yield - 9/28/01; Non-U.S. - 7/15/98. Financial Intermediary Class inception dates are: Core - 7/21/99; Core Plus - 1/7/02. Index returns since inception are calculated from the month end date closest to the Fund's inception.
  /B/An index based on all publicly issued intermediate government and corporate debt securities with an average maturity of 4 to 5 years.
  /C/An unmanaged index that measures the performance of the investment grade universe of bonds issued in the U.S. The Index includes institutionally traded U.S. Treasury, government-sponsored, mortgage and corporate securities.
  /D/An unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. Treasury inflation-protected securities.
  /E/A market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission.
  /F/An index encompassing an all-inclusive universe of institutionally traded bonds, including all fixed rate bonds with remaining maturities of one year or longer and with amounts outstanding of at least the equivalent of $25 million USD. This index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)
(Amounts in Thousands)

Western Asset Intermediate Portfolio


                                               % OF           MATURITY
                                            NET ASSETS  RATE    DATE     PAR       VALUE
                                            ------------------------------------------------
Long-Term Securities                          85.7%

Corporate Bonds and Notes                     40.0%

  Aerospace/Defense                            2.7%
    BAE Systems Holdings Inc.                          6.400% 12/15/11 $ 4,250 $  4,488/A/
    Lockheed Martin Corporation                        8.200% 12/1/09    3,000    3,690
    Raytheon Company                                   6.500% 7/15/05      990    1,056
    Raytheon Company                                   6.750% 8/15/07    4,000    4,426
    Systems 2001 Asset Trust                           6.664% 9/15/13    2,155    2,336/A/
                                                                               --------
                                                                                 15,996
                                                                               --------

  Automotive                                   0.9%
    DaimlerChrysler NA Holding Corp.                   7.300% 1/15/12    4,860    5,366/B/
                                                                               --------

  Banking and Finance                         11.8%
    Bank of America Corporation                        5.250%  2/1/07    3,000    3,227
    Bank of America Corporation                        7.400% 1/15/11    1,620    1,915
    Bank of America Corporation                        4.875% 9/15/12      360      364
    Bank One Corporation                               6.000%  8/1/08    4,370    4,853
    Bayerische Landesbank NY                           5.650%  2/1/09      360      390
    Boeing Capital Corporation                         5.750% 2/15/07    4,875    5,146/B/
    CIT Group Inc.                                     3.320%  3/1/04    3,500    3,507/C/
    Citigroup Inc.                                     6.500% 1/18/11      600      668
    Citigroup Inc.                                     6.000% 2/21/12      300      325/B/
    Countrywide Home Loans, Inc.                       2.361% 3/16/05      600      597/C/
    Countrywide Home Loans, Inc.                       5.500%  2/1/07    3,000    3,162/B/
    Dryden Investor Trust                              7.157% 7/23/08    3,505    3,813/A/
    Ford Motor Credit Company                          5.750% 2/23/04    2,880    2,856
    Ford Motor Credit Company                          7.375%  2/1/11    4,600    4,336
    General Electric Capital Corporation               5.375% 3/15/07    3,330    3,554/B/
    Household Finance Corporation                      5.875% 9/25/04    1,600    1,630
    Household Finance Corporation                      7.000% 5/15/12    2,270    2,187
    J.P. Morgan & Co. Incorporated                     7.184% 2/15/12    2,190    2,211/C/
    Lehman Brothers Holdings Inc.                      8.250% 6/15/07    1,500    1,747
    Lehman Brothers Inc.                               6.500% 4/15/08    3,120    3,456
    Morgan Stanley Dean Witter & Co.                   6.750% 4/15/11    1,465    1,606
    National Westminster Bancorp Inc.                  9.375% 11/15/03     290      313
    PEMEX Master Trust                                 7.875%  2/1/09    4,070    4,090/A/
    Qwest Capital Funding, Inc.                        5.875%  8/3/04    2,200    1,496/B/
    Qwest Capital Funding, Inc.                        7.250% 2/15/11      545      243
    Salomon Smith Barney Holdings Inc.                 6.250% 1/15/05    2,150    2,295
    U.S. Bancorp                                       3.950% 8/23/07    1,790    1,837
    Verizon Global Funding Corp.                       6.875% 6/15/12    5,500    5,604/B/
    Verizon Global Funding Corp.                       0.000% 5/15/21    2,810    1,524/D,E/
    Wells Fargo & Company                              6.375%  8/1/11    1,000    1,122
                                                                               --------
                                                                                 70,074
                                                                               --------

                                                % OF           MATURITY
                                             NET ASSETS  RATE    DATE     PAR      VALUE
                                             -----------------------------------------------
Corporate Bonds and Notes--Continued

  Cable                                         0.5%
    TCI Communications, Inc.                            8.000%  8/1/05  $   220 $    211
    TCI Communications, Inc.                            7.610% 10/4/05    3,060    2,859
                                                                                --------
                                                                                   3,070
                                                                                --------

  Chemicals                                     1.5%
    Rohm and Haas Company                               6.950% 7/15/04    4,500    4,857
    The Dow Chemical Company                            6.000% 10/1/12    3,690    3,870
                                                                                --------
                                                                                   8,727
                                                                                --------

  Consumer Products                             1.0%
    The Clorox Company                                  6.125%  2/1/11    3,250    3,576
    Unilever Capital Corporation                        7.125% 11/1/10    2,000    2,381
                                                                                --------
                                                                                   5,957
                                                                                --------

  Diversified Services                          0.2%
    Loews Corporation                                   3.125% 9/15/07    1,240    1,068 /E/
                                                                                --------

  Energy                                        1.8%
    American Electric Power Company, Inc.               6.125% 5/15/06    3,160    3,139
    Dominion Resources, Inc.                            5.700% 9/17/12      350      360
    DTE Energy Company                                  7.050%  6/1/11    3,230    3,665
    FirstEnergy Corp.                                   6.450% 11/15/11   3,740    3,517
                                                                                --------
                                                                                  10,681
                                                                                --------

  Environmental Services                        0.6%
    Waste Management, Inc.                              6.375% 12/1/03      600      603
    Waste Management, Inc.                              7.000% 10/15/06   2,700    2,840
                                                                                --------
                                                                                   3,443
                                                                                --------

  Food, Beverage and Tobacco                    4.8%
    Kellogg Company                                     6.600%  4/1/11    5,000    5,694
    Nabisco Incorporated                                7.050% 7/15/07    4,000    4,605
    Pepsi Bottling Holdings Inc.                        5.625% 2/17/09    5,301    5,718/A/
    Philip Morris Companies Inc.                        7.125% 10/1/04    2,000    2,154
    R.J. Reynolds Tobacco Holdings, Inc.                7.750% 5/15/06    4,020    4,444
    Sara Lee Corporation                                6.250% 9/15/11    5,240    5,911
                                                                                --------
                                                                                  28,526
                                                                                --------

  Gas and Pipeline Utilities                    0.4%
    The Williams Companies, Inc.                        8.125% 3/15/12    3,800    2,432/A/
                                                                                --------

                                              % OF           MATURITY
                                           NET ASSETS  RATE    DATE     PAR      VALUE
                                           ----------------------------------------------
Corporate Bonds and Notes--Continued

  Media                                       2.1%
    Liberty Media Corporation                         4.000% 11/15/29 $ 3,410 $  1,688/E/
    News America Holdings Incorporated                9.250%  2/1/13    1,000    1,163
    News America Holdings Incorporated                8.500% 2/23/25    4,640    5,076
    Turner Broadcasting System, Inc.                  8.375%  7/1/13    2,740    2,607
    Viacom Inc.                                       5.625% 8/15/12    1,920    2,011
                                                                              --------
                                                                                12,545
                                                                              --------

  Oil and Gas                                 3.8%
    Anadarko Petroleum Corporation                    5.375%  3/1/07    5,650    6,048
    Apache Corporation                                6.250% 4/15/12    2,540    2,874
    Conoco Phillips                                   8.750% 5/25/10    2,300    2,901
    Occidental Petroleum Corporation                  6.750% 1/15/12    5,000    5,652
    Phillips Petroleum Company                        6.375% 3/30/09    2,000    2,197
    Sonat Inc.                                        7.625% 7/15/11    4,880    3,196
                                                                              --------
                                                                                22,868
                                                                              --------

  Paper and Forest Products                   1.1%
    MeadWestvaco Corporation                          6.850%  4/1/12    1,170    1,271
    Weyerhaeuser Company                              6.125% 3/15/07    4,900    5,217/A/
                                                                              --------
                                                                                 6,488
                                                                              --------

  Personal Care                               0.6%
    The Gillette Company                              3.500% 10/15/07   3,850    3,840
                                                                              --------

  Pharmaceuticals                             0.3%
    Bristol-Myers Squibb Company                      5.750% 10/1/11    1,200    1,294
    Eli Lilly and Company                             6.000% 3/15/12      700      779
                                                                              --------
                                                                                 2,073
                                                                              --------

  Retail                                      0.7%
    Target Corporation                                5.875%  3/1/12    3,000    3,309
    Wal-Mart Stores, Inc.                             7.550% 2/15/30      700      892
                                                                              --------
                                                                                 4,201
                                                                              --------

  Telecommunications                          1.8%
    AT&T Corp.                                        7.750%  3/1/07      950      939
    Pacific Bell                                      6.125% 2/15/08    5,000    5,446/B/
    Southwestern Bell Telephone Company               6.250%  7/7/05    1,410    1,514
    Sprint Capital Corporation                        5.700% 11/15/03     400      360
    Sprint Capital Corporation                        8.375% 3/15/12    2,190    1,531
    WorldCom, Inc. - WorldCom Group                   6.400% 8/15/05    2,900      355/F/
    WorldCom, Inc. - WorldCom Group                   7.500% 5/15/11    4,560      547/F/
                                                                              --------
                                                                                10,692
                                                                              --------

                                                          % OF           MATURITY
                                                       NET ASSETS  RATE    DATE     PAR        VALUE
                                                       ---------------------------------------------------
Corporate Bonds and Notes--Continued

  Transportation                                          3.4%
    Delta Air Lines, Inc.                                         6.619% 3/18/11  $ 2,187 $  2,246
    Delta Air Lines, Inc.                                         6.718%  1/2/23    2,880    3,022
    Norfolk Southern Corporation                                  7.350% 5/15/07    1,730    1,996
    Norfolk Southern Corporation                                  7.050%  5/1/37    4,800    5,088
    The Hertz Corporation                                         2.283% 8/13/04    3,500    3,249/C/
    Union Pacific Corporation                                     6.700% 12/1/06    4,030    4,486
    Union Pacific Corporation                                     7.250% 11/1/08      250      292
                                                                                          --------
                                                                                            20,379
                                                                                          --------
Total Corporate Bonds and Notes (Identified Cost--$236,102)                                238,426
----------------------------------------------------------------------------------------------------------
Asset-Backed Securities                                   5.4%

  Fixed Rate Securities                                   3.7%
    ARG Funding Corp. 1999-1A                                     6.020% 5/20/05    3,760    3,982/A/
    Chevy Chase 1997-A                                            7.650% 12/20/07     251      256
    Chevy Chase Home Loan Trust 1996-1                            7.150% 5/15/15      196      204
    Conseco Finance Securitizations Corp. 2001-1                  6.990%  7/1/32    2,600    2,661
    DaimlerChrysler Auto Trust 2000-B                             7.530% 5/10/04    1,805    1,821
    Fleetwood Credit Corp. Grantor Trust 1994-B                   6.750% 3/15/10      944      944
    Green Tree Financial Corporation 1994-6                       8.900% 1/15/20    2,600    2,926
    Green Tree Recreational, Equipment and Consumer
     Trust 1998-C                                                 6.700% 2/15/14    7,000    7,476
    Guaranteed Export Certificates 1995-B                         6.130% 6/15/04      471      488
    Lehman FHA Title I Loan Trust 1996-3                          7.710% 8/25/17      281      286
    Mego Mortgage Home Loan Trust 1996-2                          7.275% 8/25/17      190      198
    Merrill Lynch Mortgage Investors, Inc. 1990-F                 9.650% 9/15/10      733      751
    PSC Grantor Trust 1998-1                                      6.290%  6/8/05      201      201/A/
                                                                                          --------
                                                                                            22,194
                                                                                          --------

  Indexed Securities/C/                                   1.3%
    Associates Manufactured Housing Pass Through
     Certificates 1999-1                                          2.053% 7/15/30    2,910    2,909/A/
    Lehman Home Equity Loan Trust 1996-3                          2.053% 12/15/27     277      273
    Mesa 2002-1 Global Issuance Company Home Loan
     Asset Backed Notes                                           2.170% 2/18/33    4,484    4,484/A/
    SLM Student Loan Trust 1998-2                                 2.423% 4/25/07      119      120
                                                                                          --------
                                                                                             7,786
                                                                                          --------

  Stripped Securities                                     0.4%
    ACA CDS 2002-1, Ltd.                                          5.484% 7/15/08    7,600    1,357/A,G1,H/
    FHLMC Structured Pass Through Securities                      5.500% 11/25/32   3,510      292/G1/
    Oakwood Mortgage Investors Inc. 2001-C                        6.000% 5/15/08    4,320      846/G1/
                                                                                          --------
                                                                                             2,495
                                                                                          --------
Total Asset-Backed Securities (Identified Cost--$31,184)                                    32,475
----------------------------------------------------------------------------------------------------------

                                                             % OF           MATURITY
                                                          NET ASSETS  RATE    DATE     PAR       VALUE
                                                          -------------------------------------------------
Mortgage-Backed Securities                                   4.9%

  Fixed Rate Securities                                      4.7%
    Asset Securitization Corporation 1996-D2                         6.920% 2/14/29  $ 1,010 $  1,106
    Asset Securitization Corporation 1996-MD6                        6.720% 11/13/26     651      668
    CS First Boston Mortgage Securities Corp. 1998-C1                6.480% 5/17/40    6,200    6,956
    FMAC Loan Receivables Trust 2000-A                               6.150% 4/15/07    2,780    2,898/A/
    LB-UBS Commercial Mortgage Trust 2000-C3                         7.950% 1/15/10    5,940    7,184
    Merrill Lynch Mortgage Investors, Inc. 1998-C1                   6.310% 11/15/26   1,167    1,239
    Metropolitan Asset Funding, Inc. 1996-A                          6.950% 4/20/08      447      449
    Morgan Stanley Capital I 1995-GAL1                               7.950% 8/15/27    2,650    2,941/A/
    Nomura Asset Securities Corporation 1996-MD5                     7.120% 4/13/39    1,000    1,117
    Ocwen Residential MBS Corporation 1998-R1                        7.000% 10/25/40   1,894    1,928/A/
    Structured Asset Mortgage Investments, Inc. 1998-2               6.750%  5/2/30    1,751    1,789
                                                                                             --------
                                                                                               28,275
                                                                                             --------

  Stripped Securities                                        0.1%
    CMC Securities Corporation III 1994-B                            0.000% 2/25/09      209      191/G2/
    FFCA Secured Lending Corporation 1997-1                          0.923% 2/18/22   11,218      336/A,G1/
    Securitized Asset Sales, Inc. 1995-6                             0.000% 12/25/10     100       96/G2/
                                                                                             --------
                                                                                                  623
                                                                                             --------

  Variable Rate Securities/I/                                0.1%
    Housing Securities Inc. 1995-RP1                                 2.389% 11/25/26     161      161
    Resolution Trust Corporation 1995-2                              7.026% 5/25/29      131      131
    Securitized Asset Sales, Inc. 1994-4                             4.833% 8/25/33       24       25
                                                                                             --------
                                                                                                  317
                                                                                             --------
Total Mortgage-Backed Securities (Identified Cost--$27,105)                                    29,215
-----------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations                      20.7%

  Fixed Rate Securities                                     16.9%
    Fannie Mae                                                       5.500%  5/2/06    3,900    4,202
    Fannie Mae                                                       7.250% 1/15/10      200      241
    Fannie Mae                                                       6.000% 1/18/12    9,420    9,880
    Fannie Mae                                                       6.125% 3/15/12    3,160    3,591
    Fannie Mae                                                       5.250%  8/1/12    5,000    5,173
    Federal Home Loan Bank                                           6.250% 8/13/04      250      269
    Federal Home Loan Bank                                           5.800% 3/30/09      600      674
    Freddie Mac                                                      5.875% 3/21/11    2,660    2,892
    Freddie Mac                                                      5.750% 1/15/12   32,524   36,107/B/
    Overseas Private Investment Corporation                          7.740% 8/15/07    3,000    3,876
    Tennessee Valley Authority                                       5.375% 11/13/08   6,320    6,979
    United States Treasury Notes                                     6.625% 5/15/07    2,290    2,696/B/
    United States Treasury Notes                                     5.000% 8/15/11    7,200    7,996/B/
    United States Treasury Notes                                     4.875% 2/15/12      214      236/B/
    United States Treasury Notes                                     4.375% 8/15/12   15,100   16,056/B/
                                                                                             --------
                                                                                              100,868
                                                                                             --------

                                                     % OF                 MATURITY
                                                  NET ASSETS  RATE          DATE           PAR       VALUE
                                                  -------------------------------------------------------------
U.S. Government and Agency Obligations--Continued

  Indexed Securities                                 2.9%
    United States Treasury Inflation-Protected
     Security                                                 3.875%       1/15/09       $ 8,214 $  9,236/B,,J/
    United States Treasury Inflation-Protected
     Security                                                 3.625%       4/15/28         6,959    8,191/B,,J/
                                                                                                 --------
                                                                                                   17,427
                                                                                                 --------

  Stripped Securities                                0.9%
    United States Treasury Bonds                              0.000%      11/15/26         6,410    1,836/G2/
    United States Treasury Bonds                              0.000%      11/15/27        12,980    3,601/B,G2/
                                                                                                 --------
                                                                                                    5,437
                                                                                                 --------
Total U.S. Government and Agency Obligations (Identified Cost--$112,989)                          123,732
---------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed
 Securities                                          7.7%

  Fixed Rate Securities                              7.7%
    Fannie Mae                                                7.000%  4/1/08 to 7/1/28    14,269   14,965
    Fannie Mae                                                6.000%  7/1/13 to 6/1/28     1,055    1,088
    Fannie Mae                                                6.500%  6/1/14 to 8/1/29     3,937    4,095
    Fannie Mae                                                8.000%       9/1/15            460      493
    Fannie Mae                                                5.500%       10/1/17         2,100    2,162/K/
    Fannie Mae                                                9.500%       4/1/21            215      242
    Fannie Mae                                                7.000%       10/1/32         7,300    7,621/K/
    Freddie Mac                                               8.500%       7/1/06              9        9
    Freddie Mac                                               7.760%       5/1/12            114      123
    Freddie Mac                                               6.500%  6/1/13 to 11/1/15      529      555
    Freddie Mac                                               7.500%       4/1/17             96      101
    Freddie Mac                                               9.300%       4/15/19           262      276
    Freddie Mac                                               7.500%       10/1/32        12,500   13,180/K/
    Government National Mortgage Association                  9.500%       9/15/05            77       82
    Government National Mortgage Association                  9.000%       6/15/06            96      104
    Government National Mortgage Association                  7.000% 2/15/28 to 12/15/28     486      510
                                                                                                 --------
                                                                                                   45,606
                                                                                                 --------

  Stripped Securities                                N.M.
    Fannie Mae                                                0.000%       5/25/22            52       48/G2/
    Freddie Mac                                              10.000%       3/1/21             48       10/G1/
                                                                                                 --------
                                                                                                       58
                                                                                                 --------

  Variable Rate Securities/I/                        N.M.
    Fannie Mae                                                4.627%       3/1/18             83       85
    Freddie Mac                                               5.058%       1/1/19             41       42
                                                                                                 --------
                                                                                                      127
                                                                                                 --------
Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost--$44,868)                 45,791
---------------------------------------------------------------------------------------------------------------

                                                % OF            MATURITY
                                             NET ASSETS  RATE     DATE   PAR/SHARES       VALUE
                                             ------------------------------------------------------
Yankee Bonds/L/                                 6.7%

  Banking and Finance                           2.4%
    GM Nova Scotia                                       6.850% 10/15/08  $ 3,100     $  3,197
    Korea Development Bank                               7.125% 4/22/04     1,000        1,067/B/
    PDVSA Finance Ltd.                                   8.500% 11/16/12    3,000        2,631
    Pemex Finance Ltd.                                   6.300% 5/15/10     1,000        1,040
    Pemex Finance Ltd.                                   9.030% 2/15/11     1,310        1,523
    Petrozuata Finance, Inc.                             8.220%  4/1/17     1,590        1,097/A/
    Royal Bank of Scotland Group plc                     9.118% 3/31/49     2,900        3,591
                                                                                      --------
                                                                                        14,146
                                                                                      --------

  Energy                                        0.9%
    Korea Electric Power Corporation                     7.750%  4/1/13       190          229/B/
    Korea Electric Power Corporation                     7.000%  2/1/27     4,400        4,857
                                                                                      --------
                                                                                         5,086
                                                                                      --------

  Foreign Governments                           1.8%
    Argentine Republic                                   0.000% 10/15/03    1,650          990/D/
    Argentine Republic                                   0.000% 10/15/04    1,110          522/D/
    Quebec Province                                      6.125% 1/22/11     4,000        4,518/B/
    United Mexican States                                8.375% 1/14/11       500          526/B/
    United Mexican States                               11.500% 5/15/26     3,390        4,271/B/
                                                                                      --------
                                                                                        10,827
                                                                                      --------

  Insurance                                     0.1%
    XL Capital plc                                       6.500% 1/15/12       700          749/B/
                                                                                      --------

  Manufacturing (Diversified)                   0.6%
    Tyco International Group SA                          5.800%  8/1/06     4,230        3,553/B/
    Tyco International Group SA                          7.000% 6/15/28        60           46
    Tyco International Group SA                          6.875% 1/15/29       120           92
                                                                                      --------
                                                                                         3,691
                                                                                      --------

  Telecommunications                            0.9%
    British Telecommunications plc                       8.375% 12/15/10    4,530        5,322
                                                                                      --------
Total Yankee Bonds (Identified Cost--$38,163)                                           39,821
---------------------------------------------------------------------------------------------------
Preferred Stocks                                0.3%

    Home Ownership Funding Corporation                  13.331%                 1 shs      387/A,H/
    Home Ownership Funding Corporation II               13.338%                 2        1,161/A,H/
                                                                                      --------
Total Preferred Stocks (Identified Cost--$1,942)                                         1,548
                                                                                      --------
Total Long-Term Securities (Identified Cost--$492,353)                                 511,008
---------------------------------------------------------------------------------------------------

                                                 % OF           MATURITY
                                              NET ASSETS  RATE    DATE      PAR        VALUE
                                              --------------------------------------------------
Short-Term Securities                            15.4%

 Corporate Bonds and Notes                        1.3%
   Motorola, Inc.                                        6.450%  2/1/03   $ 3,000  $  3,007/I/
   Salomon Smith Barney Holdings Inc.                    6.250% 5/15/03       300       308
   TTX Company                                           7.820% 7/21/03     4,400     4,591/A/
                                                                                   --------
                                                                                      7,906
                                                                                   --------

 Asset-Backed Securities                          0.1%
   Team Fleet Financing Corporation 1997-1               7.350% 5/15/03       495       471/A/
                                                                                   --------

 U.S. Government and Agency Obligations           0.6%
   Fannie Mae                                            0.000% 2/12/03     3,400     3,381/D,M/
                                                                                   --------

 Yankee Bonds/L/                                  0.3%
   Tyco International Group SA                           2.260% 7/30/03     1,850     1,670/C/
   YPF Sociedad Anonima                                  7.000% 10/26/02      104       104
   YPF Sociedad Anonima                                  7.500% 10/26/02       76        76
                                                                                   --------
                                                                                      1,850
                                                                                   --------

 Repurchase Agreements                           13.1%
   Lehman Brothers, Inc. 1.95%, dated
     9/30/02, to be repurchased at $37,911
     on 10/1/02 (Collateral: $37,775 Fannie
     Mae notes, 6.13%, due 1/10/06, value
     $38,667)                                                              37,909    37,909
   Merrill Lynch Government Securities,
     Inc. 1.96%, dated 9/30/02, to be
     repurchased at $40,002 on 10/1/02
     (Collateral: $32,040 Resolution Funding
     Corp. principal-only security, due
     10/15/13, value $22,388; $31,440
     Resolution Funding Corp. principal-only
     security, due 7/15/11, value $21,615)                                 40,000    40,000
                                                                                   --------
                                                                                     77,909
                                                                                   --------
Total Short-Term Securities (Identified
 Cost--$91,275)                                                                      91,517
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost--$583,628)   101.1%                              602,525
Other Assets Less Liabilities                   (1.1)%                               (6,582)
                                                                                   --------
Net assets consist of:
Accumulated paid-in capital applicable to 55,097 Institutional
 Class shares outstanding                                                $579,548
Under/(over) distributed net investment income                               (475)
Accumulated net realized gain/(loss) on investments, options,
 futures and swaps                                                         (1,453)
Unrealized appreciation/(depreciation) of
 investments, options, futures and swaps                                   18,323
                                                                         --------
Net assets                                      100.0%                             $595,943
                                                                                   ========
Net asset value per share:
 Institutional Class                                                                 $10.82
                                                                                     ======

                                                                   ACTUAL   APPRECIATION/
                                                     EXPIRATION   CONTRACTS (DEPRECIATION)
                                                    --------------------------------------

Futures Contracts Purchased/N/
  U.S. Treasury Note Futures                        December 2002    282       $   590
                                                                               =======

Futures Contracts Written/N/
  U.S. Treasury Note Futures                        December 2002     54       $   (30)
  U.S. Treasury Note Futures                        December 2002    527        (1,524)
                                                                               -------
                                                                               $(1,554)
                                                                               =======

Written Options/N/
  Goldman Sachs Swaption Put, Strike Price $100.00  December 2002    200       $    82
  U.S. Treasury Note Call, Strike Price $118.00     November 2002    131           (19)
                                                                               -------
                                                                               $    63
                                                                               =======

------------------------------------------------------------------------------------------

/A/Rule 144a Security - A security purchased pursuant to Rule 144a under the
   Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 9.54% of net assets.
/B/All or a portion of these securities is on loan. See Note 4 to the financial statements.
/C/Indexed security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR), the Consumer Price Index (CPI) or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2002.
/D/Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/E/Convertible bond - Bond may be converted into common stock of the company. /F/Bond is in default at September 30, 2002.
/G/Stripped security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/H/Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes.
/I/The coupon rates shown on variable rate securities are the rates at September 30, 2002. For mortgage-backed securities, these rates vary with the weighted average coupon of the underlying loans. / /
/J/United States Treasury Inflation-Protected Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value. / /
/K/When-issued security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
/L/Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities. / /
/M/Collateral to cover futures contracts written.
/N/Options and futures are described in more detail in the notes to financial statements.
N.M.--Notmeaningful.

See notes to financial statements.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)
(Amounts in Thousands)

Western Asset Core Portfolio


                                                % OF           MATURITY
                                             NET ASSETS  RATE    DATE     PAR        VALUE
                                             -------------------------------------------------
Long-Term Securities                           105.2%

Corporate Bonds and Notes                       27.9%

  Aerospace/Defense                              0.5%
    Lockheed Martin Corporation                         8.500% 12/1/29  $  1,490 $    1,970
    Systems 2001 Asset Trust                            6.664% 9/15/13     3,791      4,109/A/
                                                                                 ----------
                                                                                      6,079
                                                                                 ----------

  Automotive                                     0.2%
    Ford Motor Company                                  7.450% 7/16/31     2,250      1,852
    Ford Motor Company                                  7.400% 11/1/46       730        575
                                                                                 ----------
                                                                                      2,427
                                                                                 ----------

  Banking and Finance                           11.0%
    Abbey National Capital Trust I                      8.963% 12/29/49    1,350      1,641
    Bank of America Corporation                         5.250%  2/1/07     3,200      3,443
    Bank of America Corporation                         7.400% 1/15/11     1,500      1,773
    Bank One Capital III                                8.750%  9/1/30     4,000      5,112
    Bank One Corporation                                7.875%  8/1/10     4,500      5,444
    Bank One Corporation                                5.900% 11/15/11    2,000      2,190
    Beneficial Corporation                              6.750% 7/20/04       200        203
    Boeing Capital Corporation                          7.375% 9/27/10     3,240      3,598
    CIT Group Inc.                                      5.750% 9/25/07     3,430      3,459
    Citigroup Inc.                                      6.000% 2/21/12     8,070      8,732/B/
    Conoco Funding Company                              6.350% 10/15/11    2,170      2,438
    Conoco Funding Company                              7.250% 10/15/31    1,220      1,446/B/
    Credit Suisse First Boston USA                      5.750% 4/15/07     1,650      1,758
    Dresdner Funding Trust I                            8.151% 6/30/31     4,055      4,299/A/
    Dryden Investor Trust                               7.157% 7/23/08    14,510     15,786/A/
    Firstar Bank NA                                     7.125% 12/1/09       450        520
    Ford Motor Credit Company                           6.700% 7/16/04       200        201
    Ford Motor Credit Company                           6.875%  2/1/06       790        777
    Ford Motor Credit Company                           5.800% 1/12/09     1,110      1,002
    Ford Motor Credit Company                           7.375% 10/28/09    4,580      4,355
    Ford Motor Credit Company                           7.875% 6/15/10     1,630      1,586
    Ford Motor Credit Company                           7.375%  2/1/11     1,825      1,720
    Ford Motor Credit Company                           7.250% 10/25/11    7,180      6,637
    General Electric Capital Corporation                6.810% 11/3/03       200        210
    General Electric Capital Corporation                6.000% 6/15/12     2,310      2,489
    General Electric Capital Corporation                6.750% 3/15/32     4,880      5,234
    General Motors Acceptance Corporation               7.625% 6/15/04       100        105
    General Motors Acceptance Corporation               7.250%  3/2/11     2,220      2,237
    General Motors Acceptance Corporation               0.000% 6/15/15    14,900      5,794/C/
    Household Finance Corporation                       7.875%  3/1/07     2,800      2,989

                                                      % OF           MATURITY
                                                   NET ASSETS  RATE    DATE     PAR         VALUE
                                                   ---------------------------------------------------
Corporate Bonds and Notes--Continued

  Banking and Finance--Continued
    Household Finance Corporation                             8.000% 7/15/10  $    690 $      716
    Household Finance Corporation                             7.000%  5/15/12      570        547
    J.P. Morgan & Co. Incorporated                            7.184% 2/15/12     2,000      2,019/D/
    J.P. Morgan Chase & Co.                                   6.625% 3/15/12     3,575      3,866/B/
    Lehman Brothers Holdings Inc.                             2.260%  7/6/04     5,000      4,991/D/
    Morgan Stanley Dean Witter & Co.                          7.750% 6/15/05       450        501
    Qwest Capital Funding, Inc.                               7.250% 2/15/11     1,080        481
    Qwest Capital Funding, Inc.                               7.750% 2/15/31       790        316
    Salomon Smith Barney Holdings Inc.                        6.625% 11/15/03      200        209
    SB Treasury Company LLC                                   9.400% 12/29/49    2,930      2,967/A/
    Texaco Capital Inc.                                       5.500% 1/15/09     1,000      1,096
    Texaco Capital Inc.                                       8.000%  8/1/32     2,000      2,617
    UBS Preferred Funding Trust I                             8.622% 10/29/49    1,850      2,212
    U.S. Bancorp                                              3.950% 8/23/07     1,310      1,345
    Verizon Global Funding Corp.                              4.250% 9/15/05     3,400      3,471/E/
    Verizon Global Funding Corp.                              7.250% 12/1/10     1,720      1,800
    Verizon Global Funding Corp.                              0.000% 5/15/21     4,250      2,305/C,E/
    Wells Fargo Bank NA, San Francisco                        6.450%  2/1/11       690        778
                                                                                       ----------
                                                                                          129,415
                                                                                       ----------

  Cable                                               0.2%
    Continental Cablevision, Inc.                             9.000%  9/1/08     2,200      2,130
                                                                                       ----------

  Computer Services and Systems                       N.M.
    International Business Machines Corporation               5.250% 12/1/03       100        104
                                                                                       ----------

  Consumer Products                                   0.2%
    Unilever Capital Corporation                              7.125% 11/1/10     1,730      2,060
                                                                                       ----------

  Diversified Services                                0.7%
    Loews Corporation                                         7.625%  6/1/23     5,459      5,727
    Loews Corporation                                         7.000% 10/15/23    3,000      2,946
                                                                                       ----------
                                                                                            8,673
                                                                                       ----------

  Electric                                            0.4%
    Mirant Americas Generation LLC                            9.125%  5/1/31     1,000        480
    Northern States Power Company                             6.875%  8/1/09       250        238
    System Energy Resources, Inc.                             7.430% 1/15/11     2,318      2,428
    The Detroit Edison Company                                6.125% 10/1/10       920      1,003
                                                                                       ----------
                                                                                            4,149
                                                                                       ----------

                                               % OF           MATURITY
                                            NET ASSETS  RATE    DATE     PAR         VALUE
                                            ---------------------------------------------------
Corporate Bonds and Notes--Continued

  Energy                                       0.6%
    Dominion Resources, Inc.                           5.700% 9/17/12  $  1,150 $    1,185
    FirstEnergy Corp.                                  6.450% 11/15/11    2,070      1,947
    FirstEnergy Corp.                                  7.375% 11/15/31    1,060        930
    Progress Energy, Inc.                              7.100%  3/1/11     3,170      3,466
                                                                                ----------
                                                                                     7,528
                                                                                ----------

  Environmental Services                       2.3%
    Waste Management, Inc.                             6.375% 12/1/03     2,547      2,558
    Waste Management, Inc.                             7.000% 10/1/04       290        299
    Waste Management, Inc.                             7.125% 10/1/07     1,330      1,413
    Waste Management, Inc.                             6.500% 11/15/08    5,000      5,133
    Waste Management, Inc.                             6.875% 5/15/09     2,000      2,041
    Waste Management, Inc.                             7.375%  8/1/10     4,999      5,246
    Waste Management, Inc.                             7.125% 12/15/17    6,000      5,685
    Waste Management, Inc.                             7.000% 7/15/28     2,130      1,950
    Waste Management, Inc.                             7.375% 5/15/29       220        213
    Waste Management, Inc.                             7.750% 5/15/32     2,000      2,021/A/
                                                                                ----------
                                                                                    26,559
                                                                                ----------

  Food, Beverage and Tobacco                   1.2%
    Anheuser-Busch Companies, Inc.                     6.800% 8/20/32     1,290      1,511
    Nabisco Incorporated                               6.375%  2/1/05     4,250      4,553
    Philip Morris Companies Inc.                       7.750% 1/15/27     3,000      3,406
    R.J. Reynolds Tobacco Holdings, Inc.               7.875% 5/15/09     3,240      3,520
    Sara Lee Corporation                               5.950% 1/20/05       200        215
    The Pepsi Bottling Group, Inc.                     7.000%  3/1/29       900      1,061
                                                                                ----------
                                                                                    14,266
                                                                                ----------

  Gas and Pipeline Utilities                   1.6%
    CMS Panhandle Holding Company                      6.125% 3/15/04     1,700      1,631/B/
    Dynegy Holdings Inc.                               8.750% 2/15/12    11,700      3,627/B/
    Southern Natural Gas Company                       8.000%  3/1/32     6,900      5,644
    Tennessee Gas Pipeline Company                     8.375% 6/15/32     1,600      1,360/B/
    The Williams Companies, Inc.                       8.125% 3/15/12     3,730      2,387/A,B/
    The Williams Companies, Inc                        7.500% 1/15/31     5,000      2,700/B/
    The Williams Companies, Inc.                       8.750%  3/15/32    3,240      1,879/A/
                                                                                ----------
                                                                                    19,228
                                                                                ----------

  Industrial Conglomerates                     N.M.
    Scotia Pacific Company LLC                         7.710%  1/20/14      610        405
                                                                                ----------

                                           % OF           MATURITY
                                        NET ASSETS  RATE    DATE     PAR         VALUE
                                        ---------------------------------------------------
Corporate Bonds and Notes--Continued

  Insurance                                0.1%
    Ace Capital Trust II                           9.700%  4/1/30  $  1,400 $    1,669
                                                                            ----------

  Media                                    1.7%
    AOL Time Warner Inc.                           6.875%  5/1/12     1,000        910
    AOL Time Warner Inc.                           7.625% 4/15/31       420        350
    AOL Time Warner Inc.                           7.700%  5/1/32     1,040        868
    Liberty Media Corporation                      4.000% 11/15/29    2,550      1,262/E/
    Liberty Media Corporation                      3.750% 2/15/30     2,440      1,150/E/
    News America Incorporated                      7.625% 11/30/28    2,300      2,144/B/
    News America Incorporated                      6.750%  1/9/38     6,400      6,325
    Time Warner Inc.                               6.850% 1/15/26     2,000      1,991
    Time Warner Inc.                               6.950% 1/15/28     2,500      1,963
    Turner Broadcasting System, Inc.               7.400%  2/1/04       900        888
    Viacom Inc.                                    5.625% 8/15/12     1,750      1,833
                                                                            ----------
                                                                                19,684
                                                                            ----------

  Oil and Gas                              2.5%
    Anadarko Finance Company                       6.750%  5/1/11     4,900      5,503/B/
    Apache Corporation                             6.250% 4/15/12     2,000      2,263/B/
    Conoco Inc.                                    6.950% 4/15/29     4,750      5,366
    El Paso Corporation                            0.000% 2/28/21    10,660      3,278/C,E/
    El Paso Corporation                            7.800%  8/1/31       160        101
    El Paso Corporation                            7.750% 1/15/32     9,610      6,150
    El Paso Natural Gas Company                    8.375% 6/15/32     3,610      2,937/A/
    Sonat Inc.                                     7.625% 7/15/11     5,000      3,275
                                                                            ----------
                                                                                28,873
                                                                            ----------

  Paper and Forest Products                0.4%
    MeadWestvaco Corporation                       6.850%  4/1/12     2,080      2,260/B/
    Weyerhaeuser Company                           6.750% 3/15/12       970      1,050/A/
    Weyerhaeuser Company                           7.375% 3/15/32     1,050      1,139/A/
                                                                            ----------
                                                                                 4,449
                                                                            ----------

  Pharmaceuticals                          1.1%
    Abbott Laboratories                            5.125%  7/1/04       200        211
    Bristol-Myers Squibb Company                   5.750% 10/1/11     5,950      6,414
    Merck & Co., Inc.                              6.750% 9/19/05     1,000      1,111
    Merck & Co., Inc.                              6.400%  3/1/28     1,000      1,113
    Merck & Co., Inc.                              5.950% 12/1/28     4,400      4,631
                                                                            ----------
                                                                                13,480
                                                                            ----------

                                                          % OF           MATURITY
                                                       NET ASSETS  RATE    DATE     PAR         VALUE
                                                       ---------------------------------------------------
Corporate Bonds and Notes--Continued

  Real Estate                                             0.1%
    Socgen Real Estate Co. LLC                                    7.640% 12/29/49 $    500 $      543/A/
                                                                                           ----------

  Retail                                                  N.M.
    Wal-Mart Stores, Inc.                                         5.450%  8/1/06       150        165
                                                                                           ----------

  Telecommunications                                      1.5%
    AT&T Corp.                                                    8.000% 11/15/31      650        601
    Cox Communications Inc.                                       7.875% 8/15/09       640        654
    GTE Hawaiian Telephone Company, Inc.                          7.375%  9/1/06       700        753
    SBC Communications Inc.                                       5.875% 8/15/12       810        851
    Sprint Capital Corporation                                    5.875%  5/1/04       200        173
    Sprint Capital Corporation                                    7.625% 1/30/11     1,370        925
    Sprint Capital Corporation                                    8.375% 3/15/12    17,745     12,403/B/
    WorldCom, Inc. - WorldCom Group                               6.500% 5/15/04     5,000        600/B,F/
    WorldCom, Inc. - WorldCom Group                               8.250% 5/15/10     2,010        241/F/
    WorldCom, Inc. - WorldCom Group                               7.500% 5/15/11     1,620        194/F/
    WorldCom, Inc. - WorldCom Group                               8.250% 5/15/31       940        113/F/
                                                                                           ----------
                                                                                               17,508
                                                                                           ----------

  Transportation                                          1.6%
    American Airlines, Inc.                                       7.858% 10/1/11       800        845
    Consolidated Rail Corporation                                 7.875% 5/15/43       520        616
    Delta Air Lines, Inc.                                         6.619% 3/18/11       875        898
    Delta Air Lines, Inc.                                         7.111% 3/18/13     2,000      2,054
    Delta Air Lines, Inc.                                         6.718%  1/2/23     5,100      5,351
    Southwest Airlines Co.                                        5.496% 11/1/06     9,000      9,388
                                                                                           ----------
                                                                                               19,152
                                                                                           ----------
Total Corporate Bonds and Notes (Identified Cost--$348,138)                                   328,546
----------------------------------------------------------------------------------------------------------
Asset-Backed Securities                                   9.8%

  Fixed Rate Securities                                   3.3%
    Advanta Mortgage Loan Trust 1999-3                            7.590%  6/25/14      593        657
    Chevy Chase 1997-A                                            7.650% 12/20/07      756        773
    Chevy Chase Spread Account Trust 1998-A                       6.850% 10/20/06    4,083      3,726/A/
    Conseco Finance Home Loan Trust 2000-E                        7.570% 5/15/22     2,700      2,887
    Conseco Finance Securitizations Corp. 2000-4                  7.730%  5/1/32     2,000      2,179
    Conseco Finance Securitizations Corp. 2000-5                  7.960%  2/1/32     4,700      5,251
    Green Tree Home Improvement Loan Trust 1997-D                 7.450% 9/15/28     1,700      1,834
    Green Tree Home Improvement Loan Trust 1998-F                 7.430% 10/15/20    4,210      4,384
    Green Tree Recreational, Equipment and Consumer
     Trust 1998-A                                                 6.710% 5/15/29     1,138      1,227
    Greenpoint Manufactured Housing 1999-5                        7.080% 2/15/18     3,545      3,570
    Irwin Home Equity Loan Trust 2001-1                           7.100% 9/25/31    11,700     12,711
                                                                                           ----------
                                                                                               39,199
                                                                                           ----------

                                                                % OF            MATURITY
                                                             NET ASSETS  RATE     DATE     PAR         VALUE
                                                             -----------------------------------------------------
Asset-Backed Securities--Continued

  Indexed Securities/D/                                         6.4%
    Ace Securities Corp. 2001-AQ1                                        2.074% 4/25/31  $    918 $      915
    Alpine Partners, L.P. 2000-1A                                        2.310% 10/8/09     7,681       7,642/A/
    Asset Backed Funding Certificates 2002-SB1                           2.240% 4/25/18     9,443      9,435
    Associates Manufactured Housing Pass Through
     Certificates 1999-1                                                 2.053% 7/15/30     8,886      8,883/A/
    Bayview Financial Acquisition Trust 2000-C                           2.204% 7/25/30     3,463   3,463/A/
    Bear Stearns Asset Backed Securities 2000-2                          1.960% 8/25/30       113        113
    CDC Mortgage Capital Trust 2002-HE1                                  2.124% 1/25/33    10,686     10,677
    Centex Home Equity 2000-C                                            2.054% 10/25/30      276        275
    Chase Funding Loan Acquisition Trust 2001-AD1                        2.044% 12/25/15      991        991
    Chase Funding Mortgage Loan Asset-Backed Certificates
     2000-2                                                              2.094% 5/25/30       207        207
    CIT Group Home Equity Loan Trust 2002-1                              2.104% 3/25/33     8,752      8,736
    Conseco Finance 2002-B                                               2.053% 5/15/33     4,910      4,910
    Countrywide Asset-Backed Certificates 2001-BC2                       2.064% 7/25/31     1,249      1,244
    Countrywide Asset-Backed Certificates 2002-S1                        1.964% 11/25/16    7,122      7,110
    Long Beach Mortgage Loan Trust Series 2000-1                         2.080% 1/21/31     5,559      5,540
    Mellon Residential Funding Corporation 2001-HEIL                     1.940% 1/25/08     1,032      1,032
    Residential Asset Mortgage Products, Inc. 2000-RS3                   2.104% 9/25/30       200        200
    SLM Student Loan Trust 1997-3                                        2.340% 4/25/06       450        450
    SLM Student Loan Trust 1998-2                                        2.423% 4/25/07       211        211
    World Omni Automobile Lease Securitization Trust
     2001-AA                                                             1.940% 4/20/04     1,230      1,230/A/
    Xerox Equipment Lease Owner Trust 2001-1                             3.823% 2/15/08     2,285      2,304/A/
                                                                                                  ----------
                                                                                                      75,568
                                                                                                  ----------

  Stripped Securities                                           0.1%
    Bayview Financial Acquisition Trust 2002-A                          10.550% 7/25/04     3,559        365/A,H1/
                                                                                                  ----------
Total Asset-Backed Securities (Identified Cost--$113,172)                                            115,132
------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                                      6.9%

  Fixed Rate Securities                                         3.8%
    Asset Securitization Corporation 1996-D2                             6.920% 2/14/29     5,253      5,751
    CAPCO America Securitization Corporation 1998-D7                     6.260% 10/15/30    3,000      3,352
    Commercial Mortgage Asset Trust 1999-C1                              6.640% 9/17/10       600        684
    Criimi Mae Commercial Mortgage Trust 1998-C1                         7.000%  6/2/33     7,838      8,587/A/
    LB-UBS Commercial Mortgage Trust 2000-C3                             7.950% 1/15/10     8,400     10,160
    Merrill Lynch Mortgage Investors, Inc. 1996-C2                       6.960% 11/21/28    1,358      1,476
    Nomura Asset Securities Corporation 1996-MD5                         7.120% 4/13/39     4,500      5,027
    Nomura Asset Securities Corporation 1996-MD5A                        7.070% 4/13/39     3,532      3,674
    Nomura Asset Securities Corporation 1998-D6                          6.590% 3/15/30     5,500      6,233
                                                                                                  ----------
                                                                                                      44,944
                                                                                                  ----------

                                                              % OF               MATURITY
                                                           NET ASSETS    RATE      DATE     PAR         VALUE
                                                           --------------------------------------------------------
Mortgage-Backed Securities--Continued

  Indexed Securities/D/                                       2.9%
    Amortizing Residential Collateral Trust 2002-BC1M                     2.094%  1/1/32  $  3,036 $    3,036
    CS First Boston Mortgage Securities Corporation
     2001-TFLA                                                            2.273% 12/15/11    6,190      6,162
    Impac CMB Trust 2001-1                                                2.094% 7/25/31     6,491      6,468
    J.P. Morgan Chase Commercial Mortgage
     Securities Corp. 2001-FL1A                                           2.080% 7/13/13     9,675      9,673
    J.P. Morgan Commercial Mortgage Finance
     Corporation 2000-FL1                                                 2.103% 4/15/10       957        957/A/
    Medallion Trust 2000-1G                                               2.090% 7/12/31       513        513
    Medallion Trust 2000-2G                                               2.020% 12/18/31    4,323      4,319
    Morgan Stanley Dean Witter Capital I 2001-XLF                         2.320% 10/7/13     2,176      2,176/A/
    Salomon Brothers Mortgage Securities VII, Inc.
     1999-NC5                                                             2.304% 1/25/30       456        456
    Washington Mutual 2000-1                                              2.104% 6/25/24       205        205
                                                                                                   ----------
                                                                                                       33,965
                                                                                                   ----------

  Stripped Securities                                         0.2%
    FFCA Secured Lending Corporation 1999-1A                              1.757% 9/18/25    14,370        888/A,H1/
    LB-UBS Commercial Mortgage Trust 2001-C3                              1.213% 6/15/36    19,828      1,202/A,H1/
    Structured Mortgage Asset Residential Trust 1991-3                2,500.000% 8/25/22     0.013      0.001/A,H1/
    Structured Mortgage Asset Residential Trust 1991-8                    0.156% 1/25/23     1,357          1/H1/
                                                                                                   ----------
                                                                                                        2,091
                                                                                                   ----------
Total Mortgage-Backed Securities (Identified Cost--$75,633)                                            81,000
-------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations                       14.1%

  Fixed Rate Securities                                       4.9%
    Fannie Mae                                                            4.000% 10/8/04       150        150
    Fannie Mae                                                            5.375% 11/15/11      840        907/B/
    Federal Home Loan Bank                                                7.250% 2/15/07       100        117
    Federal Home Loan Bank                                                5.750% 8/15/11     4,460      4,956
    Tennessee Valley Authority                                            6.750% 11/1/25     2,560      3,019
    Tennessee Valley Authority                                            7.125%  5/1/30     6,030      7,519/B/
    United States Treasury Bonds                                          6.750% 8/15/26     6,700      8,535/B/
    United States Treasury Bonds                                          6.250% 5/15/30    25,330     30,905/B/
    United States Treasury Notes                                          3.250% 8/15/07       180        185/B/
    United States Treasury Notes                                          4.375% 8/15/12     1,280      1,361/B/
                                                                                                   ----------
                                                                                                       57,654
                                                                                                   ----------

  Indexed Securities                                          6.1%
    United States Treasury Inflation-Protected Security                   3.625% 4/15/28    16,112     18,964/B,G/
    United States Treasury Inflation-Protected Security                   3.875% 4/15/29    36,420     44,808/B,G/
    United States Treasury Inflation-Protected Security                   3.375% 4/15/32     7,295      8,492/B,G/
                                                                                                   ----------
                                                                                                       72,264
                                                                                                   ----------

                                                      % OF                       MATURITY
                                                   NET ASSETS     RATE             DATE           PAR         VALUE
                                                   ----------------------------------------------------------------------
U.S. Government and Agency Obligations--Continued

  Stripped Securities                                 3.1%
    United States Treasury Bonds                                  0.000%         2/15/25        $ 35,270 $   11,112/H2/
    United States Treasury Bonds                                  0.000%         8/15/27           1,630        453/B,H2/
    United States Treasury Bonds                                  0.000%         11/15/27         89,590     24,852/B,H2/
                                                                                                         ----------
                                                                                                             36,417
                                                                                                         ----------
Total U.S. Government and Agency Obligations (Identified Cost--$144,921)                                    166,335
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed
 Securities                                          39.8%

  Fixed Rate Securities                              39.7%
    Fannie Mae                                                    7.000%     9/1/07 to 7/1/32     81,314     84,992
    Fannie Mae                                                    8.000%          5/1/15             156        167
    Fannie Mae                                                    6.000%    10/1/17 to 10/1/32    18,160     18,685/I/
    Fannie Mae                                                    7.500%     6/1/25 to 7/1/29      7,786      8,247
    Fannie Mae                                                    6.000%     1/1/26 to 2/1/32      6,147      6,336
    Fannie Mae                                                    6.500%     7/1/28 to 5/1/32     57,851     60,008
    Fannie Mae                                                    6.500%         10/1/32             200        207/I/
    Fannie Mae                                                    7.000%         10/1/32           1,100      1,149/I/
    Freddie Mac                                                   6.750%          5/1/04               9         10
    Freddie Mac                                                   7.500%          4/1/06              17         18
    Freddie Mac                                                   9.750%          7/1/08              82         89
    Freddie Mac                                                   5.500%    12/1/13 to 2/1/14      2,430      2,523
    Freddie Mac                                                   9.300%         4/15/19             505        530
    Freddie Mac                                                   7.000%     4/1/24 to 5/1/32     41,924     43,787
    Freddie Mac                                                   6.000%     2/1/29 to 5/1/29      1,321      1,362
    Freddie Mac                                                   6.500%          6/1/32           5,627      5,841
    Government National Mortgage Association                     10.000%         11/15/09              2          2
    Government National Mortgage Association                      8.000%   10/15/16 to 7/15/17     1,080      1,175
    Government National Mortgage Association                      7.500%   10/15/22 to 9/15/29     4,111      4,370
    Government National Mortgage Association                      7.000%   6/15/23 to 12/15/28     3,963      4,174
    Government National Mortgage Association                      6.500%   10/15/23 to 9/15/28     3,452      3,610
    Government National Mortgage Association                      6.000%   11/15/28 to 12/15/28    1,366      1,420
    Government National Mortgage Association                      6.000%         10/1/32          86,650     89,683/I/
    Government National Mortgage Association                      6.500%         10/1/32         123,300    128,502/I/
    Government National Mortgage Association                      7.000%         10/1/32             200        210/I/
    Government National Mortgage Association                      7.500%         10/1/32             400        424/I/
                                                                                                         ----------
                                                                                                            467,521
                                                                                                         ----------

                                               % OF                       MATURITY
                                            NET ASSETS        RATE          DATE        PAR         VALUE
                                            ------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities--Continued

  Stripped Securities                          0.1%
    Fannie Mae                                                 9.500%      2/1/17     $     60 $       13/H1/
    Fannie Mae                                                 0.000%     2/25/20         0.04          1/H1/
    Fannie Mae                                             1,009.250%     8/25/21            3         54/H2/
    Fannie Mae                                                 0.000%     5/25/22          517        482/H2/
    Financing Corporation                                      0.000%      4/5/19        1,150        463/H2/
    Freddie Mac                                               10.000%      3/1/21          515        105/H1/
    Freddie Mac                                                0.000%     7/15/22           79         67/H2/
                                                                                               ----------
                                                                                                    1,185
                                                                                               ----------
Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost--$460,933)               468,706
--------------------------------------------------------------------------------------------------------------
Yankee Bonds/J/                                6.2%

  Banking and Finance                          1.2%
    CVRD Finance LTD                                           2.510%     10/15/07       3,300      3,292/A,D/
    PDVSA Finance Ltd.                                         8.500%     11/16/12       2,260      1,982
    Pemex Finance Ltd.                                         9.030%     2/15/11        2,260      2,628
    Petrozuata Finance, Inc.                                   8.220%      4/1/17        6,390      4,409/A/
    Redwood Capital II Ltd                                     4.860%      1/1/04          700        697/A,D/
    Royal Bank of Scotland Group plc                           8.817%     3/31/49          870        977
    SBC Glacier Finance LTD                                    1.935%     9/10/04          135        134/D/
                                                                                               ----------
                                                                                                   14,119
                                                                                               ----------

  Electric                                     0.6%
    Hydro-Quebec                                               6.300%     5/11/11          800        922
    Hydro-Quebec                                               8.050%      7/7/24        4,895      6,610
                                                                                               ----------
                                                                                                    7,532
                                                                                               ----------

  Energy                                       0.3%
    Korea Electric Power Corporation                           7.750%      4/1/13        2,610      3,145/B/
                                                                                               ----------

  Foreign Governments                          1.7%
    Argentine Republic                                         0.000%     10/15/03       3,170   1,902/C/
    Argentine Republic                                         0.000%     10/15/04       2,230      1,048/C/
    Quebec Province                                            5.500%     4/11/06          200        217
    Quebec Province                                            7.125%      2/9/24          530        641
    Quebec Province                                            7.500%     9/15/29          435        560
    United Mexican States                                      8.375%     1/14/11          860        905
    United Mexican States                                     11.500%     5/15/26       11,540     14,541/B/
                                                                                               ----------
                                                                                                   19,814
                                                                                               ----------

                                                            % OF            MATURITY
                                                         NET ASSETS  RATE     DATE       PAR           VALUE
                                                         ---------------------------------------------------------
Yankee Bonds--Continued

  Insurance                                                 0.3%
    Atlas Reinsurance PLC                                            4.235%  1/7/05  $    250     $       252/A,D/
    Korea Deposit Insurance                                          2.500% 12/11/05    3,160           3,429/C/
                                                                                                  -----------
                                                                                                        3,681
                                                                                                  -----------

  Manufacturing (Diversified)                               1.1%
    Tyco International Group SA                                      5.875% 11/1/04       900             801
    Tyco International Group SA                                      6.125% 1/15/09       200             165/B/
    Tyco International Group SA                                      6.750% 2/15/11       230             190
    Tyco International Group SA                                      6.375% 10/15/11      230             189/B/
    Tyco International Group SA                                      7.000% 6/15/28       920             704
    Tyco International Group SA                                      6.875% 1/15/29    14,670          11,222/B/
                                                                                                  -----------
                                                                                                       13,271
                                                                                                  -----------

  Oil and Gas                                               0.4%
    Petroliam Nasional Berhad                                        7.625% 10/15/26      300             321/A/
    Petronas Capital Ltd                                             7.875% 5/22/22     1,340           1,467/A/
    YPF Sociedad Anonima                                             7.750% 8/27/07     3,250           2,437
                                                                                                  -----------
                                                                                                        4,225
                                                                                                  -----------

  Telecommunications                                        0.6%
    British Telecommunications plc                                   8.375% 12/15/10    1,755           2,062
    British Telecommunications plc                                   8.875% 12/15/30      880           1,061
    Deutsche Telekom International Finance                           9.250%  6/1/32     2,930           3,393
    France Telecom SA                                               10.000%  3/1/31       460             509
    Singapore Telecommunications Limited                             7.375% 12/1/31       500             541/A/
                                                                                                  -----------
                                                                                                        7,566
                                                                                                  -----------
Total Yankee Bonds (Identified Cost--$72,219)                                                          73,353
------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                            0.5%
    Home Ownership Funding Corporation                              13.331%                 6 shs  3,596/A,K/
    Home Ownership Funding Corporation II                           13.338%                 3      2,064/A,K/
                                                                                                  -----------
Total Preferred Stocks (Identified Cost--$7,951)                                                        5,660
                                                                                                  -----------
Total Long-Term Securities (Identified Cost--$1,222,967)                                            1,238,732
------------------------------------------------------------------------------------------------------------------

                                                            % OF            MATURITY
                                                         NET ASSETS  RATE     DATE       PAR           VALUE
                                                         ---------------------------------------------------------
Short-Term Securities                                      13.8%

  Corporate Bonds and Notes                                 0.9%
    General Motors Acceptance Corporation                            2.360% 1/17/03  $   3,000    $     2,990/D/
    Pitney Bowes Credit Corporation                                  5.650% 1/15/03        200            202
    Qwest Corporation                                                6.375% 10/15/02       900            897
    Southwestern Bell Telephone Company                              6.250% 10/15/02       200            200
    Target Corporation                                               6.400% 2/15/03        150            152
    TCI Communications, Inc.                                         6.375%  5/1/03      1,430          1,410
    Verizon Global Funding Corp.                                     5.750%  4/1/03      1,300          1,309/A,E/
    Verizon Global Funding Corp.                                     5.750%  4/1/03      2,940          2,972/E/
                                                                                                  -----------
                                                                                                       10,132
                                                                                                  -----------

  U.S. Government and Agency Obligations                    1.3%
    Fannie Mae                                                       0.000% 2/12/03     15,200         15,113/C,L/
    United States Treasury Bonds                                    11.125% 8/15/03        530            574
                                                                                                  -----------
                                                                                                       15,687
                                                                                                  -----------

  U.S. Government Agency Mortgage-Backed
   Securities                                               N.M.
    Government National Mortgage Association                         9.500% 3/15/03          6              5
    Government National Mortgage Association                        10.250% 6/15/03          2              2
                                                                                                  -----------
                                                                                                            7
                                                                                                  -----------

  Yankee Bonds/J/                                           0.2%
    Tyco International Group SA                                      2.260% 7/30/03      3,060          2,761/D/
    YPF Sociedad Anonima                                             7.500% 10/26/02        58             58
                                                                                                  -----------
                                                                                                        2,819
                                                                                                  -----------

  Options Purchased/M/                                      0.1%
    EuroDollar Futures Call, December 2002, Strike
     Price $97.00                                                                           10/N/          38
    EuroDollar Futures Put, March 2003, Strike Price
     $92.50                                                                                384/N/          29
    EuroDollar Futures Put, June 2003, Strike Price
     $96.00                                                                              1,074/N/          40
    Lehman Brothers Swaption Call, April 2003, Strike
     Price $5.06                                                                        34,500/N/       1,705
    U.S. Treasury Note Futures Put, December 2002,
     Strike Price $102.00                                                                  500/N/           8
                                                                                                  -----------
                                                                                                        1,820
                                                                                                  -----------

                                                            % OF
                                                         NET ASSETS         PAR        VALUE
                                                         --------------------------------------
Short-Term Securities--Continued

  Repurchase Agreements                                     11.3%
    Lehman Brothers, Inc.
     1.95%, dated 9/30/02, to be repurchased at
     $62,612 on 10/1/02 (Collateral: $30,000 Federal
     Home Loan Bank zero coupon notes, due
     1/28/19, value $9,634; $53,630 Fannie Mae notes,
     2.96%, due 11/26/03, value $54,227)                                $   62,609  $   62,609
    Merrill Lynch Government Securities, Inc.
     1.96%, dated 9/30/02, to be repurchased at
     $70,003 on 10/1/02 (Collateral: $91,600 U.S.
     Treasury principal-only security, due 11/15/09,
     value $70,646; $1,260 Resolution Funding Corp.
     principal-only security, due 10/15/13,
     value $754)                                                            70,000      70,000
                                                                                    ----------
                                                                                       132,609
                                                                                    ----------
Total Short-Term Securities (Identified Cost--$161,756)                                163,074
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost--$1,384,723)            119.0%                    1,401,806
Other Assets Less Liabilities                             (19.0)%                     (224,198)
                                                                                    ----------

Net assets consist of:
Accumulated paid-in capital applicable to:
 104,533 Institutional Class shares outstanding                         $1,158,729
      677 Financial Intermediary Class shares outstanding                    7,470
Under/(over) distributed net investment income                                (402)
Accumulated net realized gain/(loss) on investments,
 options, futures and swaps                                                 (2,357)
Unrealized appreciation/(depreciation) of investments,
 options, futures and swaps                                                 14,168
                                                                        ----------
Net assets                                                 100.0%                   $1,177,608
                                                                                    ==========
Net asset value per share:
    Institutional Class                                                                 $11.19
                                                                                        ======
    Financial Intermediary Class                                                        $11.20
                                                                                        ======

                                                                            ACTUAL   APPRECIATION/
                                                              EXPIRATION   CONTRACTS (DEPRECIATION)
                                                             --------------------------------------

  Futures Contracts Purchased/M/
    Euro Dollar Futures                                      March 2003       384       $   625
    Euro Dollar Futures                                      June 2003        450           701
    U.S. Treasury Bond Futures                               December 2002    407           753
                                                                                        -------
                                                                                        $ 2,079
                                                                                        =======

  Futures Contracts Written/M/
    U.S. Treasury Bond Futures                               December 2002    236       $  (594)
    U.S. Treasury Note Futures                               December 2002    597        (1,270)
    U.S. Treasury Note Futures                               December 2002     93          (281)
                                                                                        -------
                                                                                        $(2,145)
                                                                                        =======

  Options Written/M/
    Euro Dollar Futures Put, Strike Price $97.50             July 2003        630       $   324
    Goldman Sachs Swaption Put, Strike Price $100.00         December 2002    460           190
    Lehman Swaption Call, Strike Price $6.25                 April 2003        87          (978)
    U.S. Treasury Bond Futures Call, Strike Price $114.00    December 2002    377          (360)
    U.S. Treasury Bond Futures Put, Strike Price $106.00     December 2002    395           320
    U.S. Treasury Bond Futures Put, Strike Price $108.00     March 2003       299            64
    U.S. Treasury Note Futures Call, Strike Price $110.00    December 2002    611        (3,116)
    U.S. Treasury Note Futures Call, Strike Price $114.00    December 2002    884        (1,504)
    U.S. Treasury Note Futures Put, Strike Price $112.00     March 2003       414           118
                                                                                        -------
                                                                                        $(4,942)
                                                                                        =======

---------------------------------------------------------------------------------------------------

/A/Rule 144a Security - A security purchased pursuant to Rule 144a under the
   Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 8.36% of net assets.
/B/All or a portion of these securities is on loan. See Note 4 to the financial statements.
/C/Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity
/D/Indexed security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR), the Consumer Price Index (CPI) or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2002.
/E/Convertible bond - Bond may be converted into common stock of the company. /F/Bond is in default at September 30, 2002. / /
/G/United States Treasury Inflation-Protected Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/H/Stripped security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/I/When-issued security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced. / / /J/Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/K/Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
/L/Collateral to cover futures contracts written.
/M/Options and futures are described in more detail in the notes to financial statements.
/N/Represents actual number of contracts.
N.M.--Notmeaningful.

See notes to financial statements.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)
(Amounts in Thousands)

Western Asset Core Plus Portfolio


                                             % OF           MATURITY
                                          NET ASSETS  RATE    DATE     PAR        VALUE
                                          -------------------------------------------------
Long-Term Securities                        103.0%

Corporate Bonds and Notes                    27.2%

  Aerospace/Defense                           1.3%
    Lockheed Martin Corporation                      7.650%  5/1/16  $  4,000 $    4,920
    Lockheed Martin Corporation                      8.500% 12/1/29     1,300      1,719
    Raytheon Company                                 6.400% 12/15/18    6,000      5,990
    Systems 2001 Asset Trust                         6.664% 9/15/13     3,729      4,042/A/
    The Boeing Company                               6.625% 2/15/38     1,510      1,502
                                                                              ----------
                                                                                  18,173
                                                                              ----------

  Auto Parts and Equipment                    0.1%
    American Axle & Manufacturing Inc.               9.750%  3/1/09       373        396
    Lear Corporation                                 7.960% 5/15/05       320        331
    Lear Corporation                                 8.110% 5/15/09       860        890
                                                                              ----------
                                                                                   1,617
                                                                              ----------

  Automotive                                  0.4%
    DaimlerChrysler NA Holding Corp.                 7.300% 1/15/12     2,690      2,970
    Ford Motor Company                               7.450% 7/16/31     3,040      2,502
                                                                              ----------
                                                                                   5,472
                                                                              ----------

  Banking and Finance                         9.2%
    Bank of America Corporation                      5.250%  2/1/07       400        430
    Bank of America Corporation                      7.400% 1/15/11     2,980      3,522
    Bank of America Corporation                      6.250% 4/15/12     3,520      3,927
    Bank One Capital III                             8.750%  9/1/30     1,400      1,789
    Bank One Corporation                             4.125%  9/1/07     2,780      2,865
    Bank One Corporation                             5.900% 11/15/11    2,000      2,190
    Boeing Capital Corporation                       5.800% 1/15/13     1,990      2,030
    CIT Group Inc.                                   5.750% 9/25/07     4,070      4,105
    Citigroup Inc.                                   5.000%  3/6/07     4,000      4,219
    Citigroup Inc.                                   6.000% 2/21/12     2,500      2,709
    Conoco Funding Company                           6.350% 10/15/11    3,180      3,573
    Conoco Funding Company                           7.250% 10/15/31    2,780      3,294
    Credit Suisse First Boston USA                   5.750% 4/15/07     2,670      2,846
    Devon Financing Corporation ULC                  6.875% 9/30/11     1,860      2,089
    Dresdner Funding Trust I                         8.151% 6/30/31       305        323/A/
    Dryden Investor Trust                            7.157% 7/23/08     1,675      1,823/A/
    Firstar Bank NA                                  7.125% 12/1/09       350        404
    Ford Motor Credit Company                        5.750% 2/23/04       480        476
    Ford Motor Credit Company                        6.875%  2/1/06       790        777
    Ford Motor Credit Company                        5.800%  1/12/09    1,150      1,038
    Ford Motor Credit Company                        7.375% 10/28/09      390        371
    Ford Motor Credit Company                        7.875%  6/15/10    4,090      3,979
    Ford Motor Credit Company                        7.375%   2/1/11    3,375      3,181

                                                % OF           MATURITY
                                             NET ASSETS  RATE    DATE     PAR         VALUE
                                             ---------------------------------------------------
Corporate Bonds and Notes--Continued

  Banking and Finance--Continued
    Ford Motor Credit Company                           7.250% 10/25/11 $ 11,410 $   10,548
    General Electric Capital Corporation                6.000% 6/15/12     2,450      2,640
    General Electric Capital Corporation                6.750% 3/15/32     4,830      5,180
    General Motors Acceptance Corporation               6.750% 1/15/06     3,730      3,808
    General Motors Acceptance Corporation               7.250%  3/2/11     1,400      1,411
    General Motors Acceptance Corporation               0.000% 12/1/12     2,090      1,059/B/
    Household Finance Corporation                       6.375%  8/1/10     1,000        937
    Household Finance Corporation                       7.200% 7/15/06     3,750      3,907
    IBJ Preferred Capital Corp. LLC                     8.790% 12/29/49    3,380      2,917/A,C/
    J.P. Morgan Capital Trust II                        7.950%  2/1/27        20         21
    J.P. Morgan Chase & Co.                             6.625% 3/15/12     6,310      6,823
    J.P. Morgan HYDI BB                                 7.550% 5/15/07     5,000      4,825/D/
    Lehman Brothers Holdings Inc.                       2.410% 10/2/03     2,000      2,004/E/
    Lehman Brothers Holdings Inc.                       6.625%  4/1/04       340        359
    Lehman Brothers Holdings Inc.                       7.000%  2/1/08       160        178
    Morgan Stanley                                      6.600%  4/1/12     3,500      3,807
    SB Treasury Company LLC                             9.400% 12/29/49      360        365/A,C/
    Texaco Capital Inc.                                 5.500% 1/15/09     1,600      1,753
    Texaco Capital Inc.                                 8.000%  8/1/32     1,250      1,636
    The Goldman Sachs Group, Inc.                       6.600% 1/15/12     2,720      2,980
    U.S. Bancorp                                        3.950% 8/23/07     1,600      1,642
    UBS Preferred Funding Trust I                       8.622% 10/29/49    1,910      2,284/C/
    Verizon Global Funding Corp.                        4.250% 9/15/05     4,150      4,237/A,F/
    Verizon Global Funding Corp.                        0.000% 5/15/21     4,550      2,468/B,F/
    Wells Fargo Bank NA, San Francisco                  6.450%  2/1/11     2,750      3,101
    Zurich Capital Trust I                              8.376%  6/1/37     2,550      2,115/A/
                                                                                 ----------
                                                                                    124,965
                                                                                 ----------

  Building Materials                            0.2%
    American Standard, Inc.                             7.375% 4/15/05       417        426
    American Standard, Inc.                             7.375%  2/1/08       424        437
    American Standard, Inc.                             8.250%  6/1/09       108        113
    American Standard, Inc.                             7.625% 2/15/10       241        250
    Nortek, Inc.                                        9.250% 3/15/07       313        315
    Nortek, Inc.                                        8.875%  8/1/08       470        469
                                                                                 ----------
                                                                                      2,010
                                                                                 ----------

  Cable                                         0.3%
    Charter Communications Holdings, LLC                8.625%  4/1/09       954        587
    Comcast Cable Communications, Inc.                  6.750% 1/30/11       680        632
    Continental Cablevision, Inc.                       9.000%  9/1/08     1,060      1,026
    Cox Communications, Inc.                            0.426% 4/19/20       230         95/F/

                                               % OF            MATURITY
                                            NET ASSETS  RATE     DATE     PAR        VALUE
                                            --------------------------------------------------
Corporate Bonds and Notes--Continued

  Cable--Continued
    CSC Holdings Inc.                                   8.125% 7/15/09  $    590 $      490
    CSC Holdings Inc.                                   7.625%  4/1/11       628        499
    CSC Holdings Inc.                                   7.875% 2/15/18       260        199
    CSC Holdings Inc.                                   7.625% 7/15/18       175        133
    Mediacom Capital Corporation                        9.500% 1/15/13       321        262
                                                                                 ----------
                                                                                      3,923
                                                                                 ----------

  Casino Resorts                               0.3%
    Harrahs Operating Company, Inc.                     7.875% 12/15/05    1,399      1,480
    MGM MIRAGE                                          8.375%  2/1/11       542        561
    Mirage Resorts, Inc.                                6.625%  2/1/05        28         28
    Park Place Entertainment Corporation                7.875% 12/15/05      980      1,004
    Park Place Entertainment Corporation                9.375% 2/15/07       514        545
    Park Place Entertainment Corporation                8.125% 5/15/11       100        102
    Station Casinos, Inc.                               9.875%  7/1/10        74         79
                                                                                 ----------
                                                                                      3,799
                                                                                 ----------

  Chemicals                                    0.3%
    E. I. du Pont de Nemours and Company                6.500% 1/15/28        50         56
    Georgia Gulf Corporation                           10.375% 11/1/07        35         38
    Hercules Incorporated                              11.125% 11/15/07       12         13
    IMC Global Inc.                                    10.875%  6/1/08       128        138
    IMC Global Inc.                                    11.250%  6/1/11       132        142
    MacDermid, Incorporated                             9.125% 7/15/11       527        553
    The Dow Chemical Company                            5.250% 5/14/04     2,100      2,151
    The Dow Chemical Company                            7.375% 11/1/29     1,030      1,129
                                                                                 ----------
                                                                                      4,220
                                                                                 ----------

  Computer Services and Systems                0.1%
    Electronic Data Systems Corporation                 7.450% 10/15/29      900        749
    Unisys Corporation                                  7.250% 1/15/05       554        532
                                                                                 ----------
                                                                                      1,281
                                                                                 ----------

  Consumer Products                            0.1%
    Unilever Capital Corporation                        7.125% 11/1/10     1,450      1,726
                                                                                 ----------

  Containers and Packaging                     N.M.
    Packaging Corp of America                           9.625%  4/1/09       550        590
                                                                                 ----------

  Diversified Services                         1.1%
    Loews Corporation                                   3.125% 9/15/07    12,000     10,334/F/
    Loews Corporation                                   7.625%  6/1/23     1,500      1,574

                                                  % OF            MATURITY
                                               NET ASSETS  RATE     DATE     PAR        VALUE
                                               --------------------------------------------------
Corporate Bonds and Notes--Continued

  Diversified Services--Continued
    Loews Corporation                                      7.000% 10/15/23 $  3,150 $    3,094
                                                                                    ----------
                                                                                        15,002
                                                                                    ----------

  Electric                                        0.3%
    Mirant Americas Generation LLC                         9.125%  5/1/31     1,500        720
    Niagara Mohawk Power Corporation                       7.750% 10/1/08       500        588
    Niagara Mohawk Power Corporation                        0.00%  7/1/10     1,600      1,679/C/
    Orion Power Holdings, Inc.                            12.000%  5/1/10       250        193
    Pacific Gas and Electric Company                       7.250%  8/1/26     1,000        910
    Southern California Edison Company                     8.950% 11/3/03       143        142
    System Energy Resources, Inc.                          7.430% 1/15/11       102        107
    The AES Corporation                                    9.500%  6/1/09       609        317
                                                                                    ----------
                                                                                         4,656
                                                                                    ----------

  Electronics                                     0.1%
    L-3 Communications Corp.                               7.625% 6/15/12       645        668/A/
                                                                                    ----------

  Energy                                          0.6%
    Calpine Corporation                                    8.250% 8/15/05       470        200
    Calpine Corporation                                    7.750% 4/15/09        38         15
    Calpine Corporation                                    8.625% 8/15/10       180         72
    Calpine Corporation                                    8.500% 2/15/11     2,708      1,110
    CMS Energy Corporation                                 9.875% 10/15/07      831        681
    CMS Energy Corporation                                 7.500% 1/15/09       426        326
    CMS Energy Corporation                                 8.500% 4/15/11       146        112
    Dominion Resources, Inc.                               5.700% 9/17/12     1,340      1,380
    FirstEnergy Corp.                                      6.450% 11/15/11    2,090      1,965
    FirstEnergy Corp.                                      7.375% 11/15/31      970        852
    Peabody Energy Corporation                             8.875% 5/15/08     1,315      1,371
    Peabody Energy Corporation                             9.625% 5/15/08       180        189
                                                                                    ----------
                                                                                         8,273
                                                                                    ----------

  Entertainment                                   N.M.
    Six Flags, Inc.                                        0.000%  4/1/08        43         35/C/
    Six Flags, Inc.                                        9.500%  2/1/09        62         53
                                                                                    ----------
                                                                                            88
                                                                                    ----------

  Environmental Services                          1.9%
    Allied Waste North America Incorporated                8.875%  4/1/08     1,337      1,297
    Allied Waste North America Incorporated                8.500% 12/1/08       375        356
    Safety-Kleen Corp.                                     9.250% 5/15/09        86          2/G/
    Waste Management, Inc.                                 6.375% 12/1/03     1,030      1,034

                                               % OF           MATURITY
                                            NET ASSETS  RATE    DATE     PAR      VALUE
                                            ----------------------------------------------
Corporate Bonds and Notes--Continued

  Environmental Services--Continued
    Waste Management, Inc.                             7.000% 10/1/04  $    120 $      124
    Waste Management, Inc.                             7.000% 10/15/06    2,545      2,677
    Waste Management, Inc.                             7.125% 10/1/07     1,060      1,126
    Waste Management, Inc.                             6.875% 5/15/09     8,000      8,164
    Waste Management, Inc.                             7.375%  8/1/10     6,985      7,331
    Waste Management, Inc.                             7.125% 12/15/17      500        474
    Waste Management, Inc.                             7.000% 7/15/28     4,040      3,699
    Waste Management, Inc.                             7.375% 5/15/29        80         78
                                                                                ----------
                                                                                    26,362
                                                                                ----------

  Food, Beverage and Tobacco                   1.6%
    Anheuser-Busch Companies, Inc.                     6.800% 8/20/32       900      1,054
    Bestfoods                                          5.600% 10/15/97      900        812
    Constellation Brands, Inc.                         8.000% 2/15/08       249        258
    Constellation Brands, Inc.                         8.500%  3/1/09       301        307
    Constellation Brands, Inc.                         8.125% 1/15/12       377        384
    Dole Food Company, Inc.                            7.250%  5/1/09       146        132
    Nabisco, Inc.                                      7.550% 6/15/15     3,460      4,279
    Philip Morris Companies Inc.                       7.750% 1/15/27     6,250      7,097
    R.J. Reynolds Tobacco Holdings, Inc.               7.750% 5/15/06     1,080      1,194
    R.J. Reynolds Tobacco Holdings, Inc.               6.500%  6/1/07       750        790
    R.J. Reynolds Tobacco Holdings, Inc.               7.875% 5/15/09       730        793
    R.J. Reynolds Tobacco Holdings, Inc.               7.250%  6/1/12     3,000      3,202
    Smithfield Foods, Inc.                             8.000% 10/15/09      385        379
    The Pepsi Bottling Group, Inc.                     7.000%  3/1/29       615        725
                                                                                ----------
                                                                                    21,406
                                                                                ----------

  Gaming                                       0.1%
    Horseshoe Gaming Holding Corp.                     8.625% 5/15/09        90         94
    International Game Technology                      8.375% 5/15/09       404        439
    Mohegan Tribal Gaming Authority                    8.125%  1/1/06       100        103
    Mohegan Tribal Gaming Authority                    8.750%  1/1/09       136        142
    Mohegan Tribal Gaming Authority                    8.375%  7/1/11       380        390
                                                                                ----------
                                                                                     1,168
                                                                                ----------

  Gas and Pipeline Utilities                   1.5%
    CMS Panhandle Holding Company                      7.000% 7/15/29       300        224
    Dynegy Holdings Inc.                               8.750% 2/15/12     6,640      2,058
    Southern Natural Gas Company                       8.000%  3/1/32    12,000      9,816
    The Williams Companies, Inc                        7.500% 1/15/31     2,730      1,474
    The Williams Companies, Inc.                       7.750% 6/15/31       530        286

                                             % OF            MATURITY
                                          NET ASSETS  RATE     DATE     PAR        VALUE
                                          --------------------------------------------------
Corporate Bonds and Notes--Continued

  Gas and Pipeline Utilities--Continued
    The Williams Companies, Inc.                      8.750% 3/15/32  $ 11,630 $    6,746/A/
                                                                               ----------
                                                                                   20,604
                                                                               ----------

  Health Care                                N.M.
    Coventry Health Care, Inc.                        8.125% 2/15/12       283        291
                                                                               ----------

  Homebuilding                               0.2%
    Beazer Homes USA, Inc.                            8.375% 4/15/12       265        265
    Lennar Corporation                                9.950%  5/1/10        90         98
    Pulte Homes, Inc.                                 7.875%  8/1/11       502        566
    Schuler Homes, Inc.                               9.375% 7/15/09     1,099      1,093
    The Ryland Group, Inc.                            8.000% 8/15/06       239        239
    The Ryland Group, Inc.                            8.250%  4/1/08       100         99
    The Ryland Group, Inc.                            9.750%  9/1/10        64         69
                                                                               ----------
                                                                                    2,429
                                                                               ----------

  Insurance                                  N.M.
    Ace Capital Trust II                              9.700%  4/1/30       360        429
                                                                               ----------

  Lodging/Hotels                             0.1%
    Extended Stay America, Inc.                       9.875% 6/15/11       150        145
    Host Marriott Corporation                         7.875%  8/1/08       520        486
    Host Marriott Corporation                         8.450% 12/1/08        88         84
                                                                               ----------
                                                                                      715
                                                                               ----------

  Machinery                                  0.1%
    AGCO Corporation                                  9.500%  5/1/08       125        131
    Terex Corporation                                 8.875%  4/1/08        30         29
    Terex Corporation                                 8.875%  4/1/08       233        221
    Terex Corporation                                10.375%  4/1/11       490        495
                                                                               ----------
                                                                                      876
                                                                               ----------

  Media                                      1.2%
    AMFM Inc.                                         8.125% 12/15/07      959        983
    AMFM Inc.                                         8.000% 11/1/08       720        749
    AOL Time Warner Inc.                              6.875%  5/1/12     5,470      4,978
    AOL Time Warner Inc.                              7.625% 4/15/31       440        367
    AOL Time Warner Inc.                              7.700%  5/1/32     3,150      2,629
    Emmis Communications Corporation                  8.125% 3/15/09       101        102
    Liberty Media Corporation                         3.750% 2/15/30     1,290        608/F/
    News America Holdings Incorporated                7.750% 1/20/24     1,840      1,747
    News America Holdings Incorporated                7.750%  2/1/24        60         58

                                                  % OF           MATURITY
                                               NET ASSETS  RATE    DATE     PAR         VALUE
                                               ---------------------------------------------------
Corporate Bonds and Notes--Continued

  Media--Continued
    News America Holdings Incorporated                    8.150% 10/17/36 $    100 $       99
    News America Holdings Incorporated                    8.250% 10/17/96    1,100      1,054
    News America Incorporated                             6.750%  1/9/38       200        198
    Viacom Inc.                                           5.625% 8/15/12     2,050      2,147
                                                                                   ----------
                                                                                       15,719
                                                                                   ----------

  Medical Care Facilities                         0.3%
    HCA Inc.                                              6.910% 6/15/05       342        354
    HCA Inc.                                              7.125%  6/1/06       540        565
    HCA Inc.                                              7.250% 5/20/08       314        336
    HCA Inc.                                              8.750%  9/1/10       366        415
    HCA Inc.                                              6.300% 10/1/12       653        645
    HEALTHSOUTH Corporation                               8.500%  2/1/08       610        457
    HEALTHSOUTH Corporation                               8.375% 10/1/11       127         93
    HEALTHSOUTH Corporation                               7.625%  6/1/12       760        528/A/
    Manor Care, Inc.                                      7.500% 6/15/06       867        894
    Manor Care, Inc.                                      8.000%  3/1/08       310        316
                                                                                   ----------
                                                                                        4,603
                                                                                   ----------

  Medical Products                                N.M.
    Fresenius Medical Care Capital Trust II               7.875%  2/1/08         1         91/H/
    Fresenius Medical Care Capital Trust IV               7.875% 6/15/11       500        407
                                                                                   ----------
                                                                                          498
                                                                                   ----------

  Oil and Gas                                     1.9%
    Anadarko Finance Company                              6.750%  5/1/11     2,600      2,920
    Apache Corporation                                    6.250% 4/15/12     2,000      2,263
    Conoco Phillips                                       8.750% 5/25/10     3,100      3,910
    El Paso Corporation                                   0.000% 2/28/21     6,460      1,987/B,F/
    El Paso Corporation                                   7.750% 1/15/32    11,780      7,539
    El Paso Natural Gas Company                           8.375% 6/15/32     1,310      1,066/A/
    Forest Oil Corporation                                8.000% 12/15/11      200        208
    Forest Oil Corporation                                7.750%  5/1/14       350        348
    Ocean Energy, Inc.                                    8.375%  7/1/08       705        749
    Parker & Parsley Petroleum Company                    8.875% 4/15/05       232        243
    Parker & Parsley Petroleum Company                    8.250% 8/15/07       330        348
    Pioneer Natural Resources Company                     9.625%  4/1/10       421        484
    Pioneer Natural Resources Company                     7.500% 4/15/12        94         99
    Sonat Inc.                                            7.625% 7/15/11     3,000      1,965
    Vintage Petroleum, Inc.                               9.000% 12/15/05       86         87
    Vintage Petroleum, Inc.                               7.875% 5/15/11       340        323
    Vintage Petroleum, Inc.                               8.250%  5/1/12       441        450

                                             % OF            MATURITY
                                          NET ASSETS  RATE     DATE     PAR        VALUE
                                          --------------------------------------------------
Corporate Bonds and Notes--Continued

  Oil and Gas--Continued
    Western Oil Sands Inc.                            8.375%  5/1/12  $    474 $      472
    XTO Energy, Inc.                                  7.500% 4/15/12       259        272
                                                                               ----------
                                                                                   25,733
                                                                               ----------

  Paper and Forest Products                  0.7%
    Georgia-Pacific Corp                              9.500% 12/1/11       233        198
    Georgia-Pacific Corp                              8.875% 5/15/31       464        337
    MeadWestvaco Corporation                          6.850%  4/1/12     2,190      2,379
    Weyerhaeuser Company                              6.750% 3/15/12     1,910      2,069/A/
    Weyerhaeuser Company                              7.375% 3/15/32     3,650      3,958/A/
                                                                               ----------
                                                                                    8,941
                                                                               ----------

  Pharmaceuticals                            0.5%
    Bristol-Myers Squibb Company                      5.750% 10/1/11     5,040      5,433
    Omnicare, Inc.                                    8.125% 3/15/11       590        615
                                                                               ----------
                                                                                    6,048
                                                                               ----------

  Real Estate                                N.M.
    Ventas Realty, Limited Partnership                8.750%  5/1/09       150        154
    Ventas Realty, Limited Partnership                9.000%  5/1/12        70         72
                                                                               ----------
                                                                                      226
                                                                               ----------

  Restaurants                                N.M.
    Yum! Brands, Inc.                                 7.450% 5/15/05       315        326
                                                                               ----------

  Steel (Producers)                          0.1%
    AK Steel Corporation                              7.875% 2/15/09       936        931
    AK Steel Corporation                              7.750% 6/15/12       546        541/A/
                                                                               ----------
                                                                                    1,472
                                                                               ----------

  Telecommunications                         1.6%
    AT&T Corp.                                        8.000% 11/15/31    1,400      1,295
    AT&T Wireless Services Inc.                       7.350%  3/1/06     3,000      2,610
    EchoStar DBS Corporation                          9.125% 1/15/09       350        329/A/
    EchoStar DBS Corporation                          9.375%  2/1/09       817        784
    Insight Midwest                                  10.500% 11/1/10       153        136
    Nextel Communications, Inc.                       9.375% 11/15/09      290        221
    PanAmSat Corporation                              8.500%  2/1/12       474        379/A/
    Qwest Corporation                                 7.200% 11/1/04       750        683
    Qwest Corporation                                 6.875% 9/15/33       750        510
    SBC Communications Inc.                           5.875% 8/15/12       930        977

                                                            % OF            MATURITY
                                                         NET ASSETS  RATE     DATE     PAR        VALUE
                                                         --------------------------------------------------
Corporate Bonds and Notes--Continued

  Telecommunications--Continued
    Sprint Capital Corporation                                       7.625% 1/30/11  $    190 $      129
    Sprint Capital Corporation                                       8.375% 3/15/12    16,610     11,609
    TCI Communications Financing III                                 9.650% 3/31/27     1,480      1,362
    WorldCom, Inc. - WorldCom Group                                  7.550%  4/1/04     1,250        150/G/
    WorldCom, Inc. - WorldCom Group                                  8.250% 5/15/10     1,000        120/G/
    WorldCom, Inc. - WorldCom Group                                  7.500% 5/15/11     2,100        252/G/
    WorldCom, Inc. - WorldCom Group                                  8.250% 5/15/31     6,660        799/G/
                                                                                              ----------
                                                                                                  22,345
                                                                                              ----------

  Toys                                                      N.M.
    Hasbro, Inc.                                                     5.600% 11/1/05       602        566
                                                                                              ----------

  Transportation                                            1.0%
    American Airlines, Inc.                                          7.858% 10/1/11       480        507
    Avis Group Holdings, Inc.                                       11.000%  5/1/09     1,108      1,189
    Burlington Northern Santa Fe Corporation                         6.375% 12/15/05      360        393
    Consolidated Rail Corporation                                    7.875% 5/15/43       210        249
    CSX Corporation                                                  6.250% 10/15/08      570        626
    CSX Corporation                                                  7.900%  5/1/17       500        625
    Delta Air Lines, Inc.                                            6.619% 3/18/11     4,023      4,133
    Delta Air Lines, Inc.                                            6.718%  1/2/23     2,800      2,938
    Kansas City Southern Railway                                     9.500% 10/1/08       279        305
    Union Pacific Corporation                                        7.125%  2/1/28     2,000      2,243
                                                                                              ----------
                                                                                                  13,208
                                                                                              ----------
Total Corporate Bonds and Notes (Identified Cost--$392,510)                                      370,428
-----------------------------------------------------------------------------------------------------------
Asset-Backed Securities                                     6.9%

  Fixed Rate Securities                                     2.4%
    BankAmerica Manufactured Housing Contracts
     1998-2                                                          7.930% 12/10/25    5,000      1,500
    Bear Stearns Asset Backed Securities, Inc. 2001-A                5.290% 6/15/16     1,160      1,170
    Chevy Chase Home Loan Trust 1996-1                               7.150% 5/15/15        30         31
    Conseco Finance Securitizations Corp. 2000-4                     7.730%  5/1/32     2,400      2,615
    Conseco Finance Securitizations Corp. 2000-5                     7.470%  2/1/32     2,900      3,128
    Conseco Finance Securitizations Corp. 2001-1                     6.990%  7/1/32     5,500      5,628
    Continental Auto Receivables Owner Trust 2000-B                  6.880% 9/15/04       714        728/A/
    DaimlerChrysler Auto Trust 2001-A                                4.980%  1/6/04     1,213      1,217
    Franklin Auto Trust 2001-1                                       5.386% 10/15/04      104        105
    Green Tree Financial Corporation 1992-2                          9.150% 1/15/18       660        666
    Green Tree Financial Corporation 1993-2                          8.000% 7/15/18     1,300      1,224
    Green Tree Home Improvement Loan Trust 1996-A                    7.400% 2/15/26     1,523      1,019
    Green Tree Home Improvement Loan Trust 1997-D                    7.450% 9/15/28     1,500      1,619
    Greenpoint Manufactured Housing 1999-5                           7.080% 2/15/18     2,200      2,216

                                                             % OF           MATURITY
                                                          NET ASSETS  RATE    DATE     PAR        VALUE
                                                          -------------------------------------------------
Asset-Backed Securities--Continued

  Fixed Rate Securities--Continued
    Lehman ABS Manufactured Housing Contract, 2001-
     B A3                                                            4.350% 5/15/14  $  4,500 $    4,636
    Lehman ABS Manufactured Housing Contract, 2001-
     B A6                                                            6.467% 8/15/28     5,000      5,154
                                                                                              ----------
                                                                                                  32,656
                                                                                              ----------

  Indexed Securities/E/                                      4.4%
    AFC Home Equity Loan Trust 2002-2                                2.114% 6/25/30       433        432
    Alpine Partners, L.P. 2000-1A                                    2.310% 10/8/09       748        744/A/
    Americredit Automobile Receivables Trust 2002-A                  1.950% 7/12/05     6,400      6,401
    Asset Backed Securities Corporation Home Equity
     Loan Trust 2001 HE3                                             2.093% 11/15/31    9,237      9,197
    Associates Manufactured Housing Pass Through
     Certificates 1999-1                                             2.053% 7/15/30     5,642      5,640/A/
    Bayview Financial Aquisition Trust 2001-DA                       2.194% 11/25/31      723        722/A/
    CDC Mortgage Capital Trust 2002-HE1                              2.124% 1/25/33     9,980      9,972
    Centex Home Equity 2000-C                                        2.054% 10/25/30    1,289      1,284
    Chase Funding Loan Acquisition Trust 2001-AD1                    2.044% 12/25/15    1,803      1,804
    Chase Funding Mortgage Loan Asset-Backed
     Certificates 2000-2                                             2.094% 5/25/30        26         26
    Citibank Credit Card Issuance Trust 2002-C1                      2.760%  2/9/09     1,920      1,922
    Conseco Finance 2000-A                                           2.103% 2/15/31     1,180      1,180
    Conseco Finance 2000-C                                           2.193% 12/15/29      173        172
    Countrywide Asset-Backed Certificates 2001-BC2                   2.064% 7/25/31       543        541
    GMAC Mortgage Corporation Loan Trust 2001-HE4                    2.034% 4/25/27     2,199      2,199
    Green Tree Recreational, Equipment & Consumer
     Trust 1997-D                                                    1.973% 3/15/29        11         12
    Greenpoint Manufactured Housing 1999-2                           2.043% 2/15/19        35         35
    Hanareum International Funding Ltd 1A                            2.126% 12/14/11    2,994      2,987/A/
    Household Home Equity Loan Trust 2002-1                          2.190% 12/22/31    6,961      6,954
    Keycorp Student Loan Trust 2000-B                                1.971% 7/25/08       380        380
    Korea Asset Funding Ltd. 2000-1A                                 3.710% 2/10/09       510        511/A/
    Nextcard Credit Card Master Note Trust 2001-1A                   2.123% 4/16/07     1,345      1,341/A/
    Option One Mortgage Loan Trust 2000-2                            2.104% 6/25/30     1,175      1,170
    Provident Bank Home Equity Loan Trust 2000-2                     2.084% 8/25/31     2,392      2,380
    Salomon Brothers Mortgage Securities VII 1999-AQ1                2.134% 4/25/29       108        107
    SLM Student Loan Trust 1998-2                                    2.423% 4/25/07        58         58
    Southern Pacific Secured Assets Corporation 1998-2               1.984% 6/25/28        90         89
    World Omni Automobile Lease Securitization Trust
     2001-AA                                                         1.940% 4/20/04       739        739/A/
    Xerox Equipment Lease Owner Trust 2001-1                         3.823% 2/15/08       482        486/A/
                                                                                              ----------
                                                                                                  59,485
                                                                                              ----------

                                                                  % OF           MATURITY
                                                               NET ASSETS  RATE    DATE     PAR         VALUE
                                                               ----------------------------------------------------
Asset-Backed Securities--Continued

  Stripped Securities                                             0.1%
    Diversified REIT Trust 2001-1                                         0.773%  3/8/10  $ 16,000 $      556/A,I1/
    Oakwood Mortgage Investors Inc. 2001-E                                6.000% 11/15/09    6,313      1,399/I1/
                                                                                                   ----------
                                                                                                        1,955
                                                                                                   ----------
Total Asset-Backed Securities (Identified Cost--$93,547)                                               94,096
-------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                                        6.6%

  Fixed Rate Securities                                           3.4%
    Asset Securitization Corporation 1996-D2                              6.920% 2/14/29     7,354      8,052
    Blackrock Capital Finance L.P. 1997-R3                                7.220% 11/25/28      274        280/A/
    CAPCO America Securitization Corporation 1998-D7                      6.260% 10/15/30    3,200      3,575
    CBA Mortgage Corporation 1993-C1                                      6.720% 12/25/03    1,700      1,692/A/
    Commercial Mortgage Asset Trust 1999-C2                               7.546% 11/17/32      330        390
    Criimi Mae Commercial Mortgage Trust 1998-C1                          7.000%  6/2/33       680        745/A/
    Enterprise Mortgage Acceptance Company 1998-1                         6.110% 1/15/25     1,586      1,594/A/
    FFCA Secured Lending Corporation 1999-1A                              6.370% 9/18/25       224        239/A/
    GMAC Commercial Mortgage Securities Inc. 1998-C1                      6.700% 5/15/30     9,900     10,959
    GMAC Commercial Mortgage Securities Inc. 1999-C2                      6.945% 9/15/33     1,000      1,150
    J.P. Morgan Commercial Mortgage Finance
     Corporation 1999-C8                                                  7.400% 7/15/31     1,950      2,284
    LB-UBS Commercial Mortgage Trust 2000-C3                              7.950% 1/15/10     6,400      7,741
    Nomura Asset Securities Corporation 1996-MD5                          7.120% 4/13/39     1,590      1,776
    Residential Funding Mortgage Securities I, Inc. 2001-S2               7.000% 1/25/31        42         43
    Structured Asset Securities Corporation 1996-CFL                      7.750% 2/25/28     5,000      5,776
                                                                                                   ----------
                                                                                                       46,296
                                                                                                   ----------

  Indexed Securities/E/                                           3.2%
    Banc of America Large Loan 2002-FL1A                                  2.180% 11/6/14     8,912      8,907/A/
    Bear Stearns Commercial Mortgage Securities, Inc.
     2002-Home                                                            2.420% 12/3/13     4,710      4,710/A/
    COMM 2001-FL4A                                                        2.063% 4/15/13     5,330      5,322/A/
    CS First Boston Mortgage Securities Corporation
     2001-TFLA                                                            2.273% 12/15/11    7,910      7,874/A/
    Impac CMB Trust 2002-1                                                2.134% 3/25/32     8,014      8,000
    J.P. Morgan Commercial Mortgage Finance
     Corporation 2000-FL1                                                 2.103% 4/15/10     1,298      1,298/A/
    Lehman Brothers Floating Rate Commercial
     Mortgage Trust 2001-LLFA                                             2.063% 8/16/13     2,715      2,716/A/
    Medallion Trust 2000-2G                                               2.020% 12/18/31    1,496      1,495
    Salomon Brothers Mortgage Securities VII, Inc.
     1999-NC5                                                             2.304% 1/25/30     1,390      1,391
    Sequoia Mortgage Trust 4                                              2.180% 11/22/24       56         56
    Washington Mutual 2000-1                                              2.104% 6/25/24       593        592
    Westpac Securitisation Trust 1999-1G                                  1.958% 5/19/30       338        338
                                                                                                   ----------
                                                                                                       42,699
                                                                                                   ----------

                                                              % OF            MATURITY
                                                           NET ASSETS  RATE     DATE     PAR         VALUE
                                                           -----------------------------------------------------
Mortgage-Backed Securities--Continued

  Stripped Securities                                         N.M.
    Countrywide Funding Corp 1993-1                                    0.000% 10/25/23 $     47 $       41/I2/
    FFCA Secured Lending Corporation 1999-1A                           1.757% 9/18/25       876         54/A,I1/
    LB-UBS Commercial Mortgage Trust 2001-C3                           1.213% 6/15/36     5,552        337/A,I1/
                                                                                                ----------
                                                                                                       432
                                                                                                ----------

  Variable Rate Securities/J/                                 N.M.
    Securitized Asset Sales, Inc. 1994-4                               4.833% 8/25/33       147        148
                                                                                                ----------
Total Mortgage-Backed Securities (Identified Cost--$85,701)                                         89,575
----------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations                       11.2%

  Fixed Rate Securities                                       3.9%
    Fannie Mae                                                         6.375% 6/15/09       715        824
    Fannie Mae                                                         6.625% 11/15/10    2,860      3,337
    Fannie Mae                                                         5.375% 11/15/11      710        767
    Federal Home Loan Bank                                             5.875% 11/15/07      750        844
    Freddie Mac                                                        5.250% 1/15/06       210        227
    Freddie Mac                                                        5.125% 7/15/12    14,249     15,118
    Tennessee Valley Authority                                         6.750% 11/1/25     1,670      1,969
    Tennessee Valley Authority                                         7.125%  5/1/30       840      1,047
    United States Treasury Bonds                                      11.875% 11/15/03      730        814
    United States Treasury Bonds                                       6.750% 8/15/26     1,600      2,038
    United States Treasury Bonds                                       5.250% 11/15/28    8,270      8,789
    United States Treasury Bonds                                       6.250% 5/15/30    13,480     16,447
    United States Treasury Notes                                       4.375% 8/15/12       170        181
                                                                                                ----------
                                                                                                    52,402
                                                                                                ----------

  Indexed Securities                                          5.6%
    United States Treasury Inflation-Protected Security                3.625% 4/15/28    28,572     33,630/K/
    United States Treasury Inflation-Protected Security                3.875% 4/15/29    29,151     35,865/K/
    United States Treasury Inflation-Protected Security                3.375% 4/15/32     5,246      6,106/K/
                                                                                                ----------
                                                                                                    75,601
                                                                                                ----------

  Stripped Securities                                         1.7%
    United States Treasury Bonds                                       0.000% 2/15/25    38,350     12,082/I2/
    United States Treasury Bonds                                       0.000% 8/15/27     1,520        423/I2/
    United States Treasury Bonds                                       0.000% 11/15/27   40,750     11,304/I2/
                                                                                                ----------
                                                                                                    23,809
                                                                                                ----------
Total U.S. Government and Agency Obligations (Identified Cost--$133,575)                           151,812
----------------------------------------------------------------------------------------------------------------

                                                   % OF                MATURITY
                                                NET ASSETS  RATE         DATE           PAR         VALUE
                                                --------------------------------------------------------------
U.S. Government Agency Mortgage-Backed
 Securities                                       36.6%

  Fixed Rate Securities                           36.5%
    Fannie Mae                                             6.500%  5/1/14 to 6/1/32   $ 35,393 $   36,711
    Fannie Mae                                             9.500%       11/1/21              7          8
    Fannie Mae                                             6.000%  3/1/28 to 7/1/32     16,882     17,367
    Fannie Mae                                             7.000%  8/1/29 to 7/1/32     56,109     58,600
    Fannie Mae                                             7.500%       11/1/29            304        321
    Fannie Mae                                             6.000%       10/1/32         26,760     27,479/L/
    Fannie Mae                                             6.500%       10/1/32          4,600      4,817/L/
    Fannie Mae                                             7.000%       10/1/32            500        522/L/
    Freddie Mac                                            5.500%       12/1/13            508        528
    Freddie Mac                                            7.000%  10/1/16 to 4/1/32    23,338     24,368
    Freddie Mac                                            6.500%  7/1/29 to 6/1/32     44,497     46,189
    Government National Mortgage Association               9.500% 1/15/06 to 12/15/10      119        130
    Government National Mortgage Association               7.500% 3/15/23 to 9/15/31     2,975      3,167
    Government National Mortgage Association               7.000% 7/15/23 to 7/15/31    10,360     10,896
    Government National Mortgage Association               6.500% 8/15/28 to 6/15/32     5,397      5,635
    Government National Mortgage Association               8.000% 12/15/30 to 1/15/31      807        866
    Government National Mortgage Association               6.000%       10/1/32        103,870    107,506/L/
    Government National Mortgage Association               6.500%       10/1/32        145,800    151,951/L/
                                                                                               ----------
                                                                                                  497,061
                                                                                               ----------

  Stripped Securities                              0.1%
    Financing Corporation                                  0.000%      11/30/17          1,250        552/I2/
    Financing Corporation                                  0.000%       4/5/19             320        129/I2/
                                                                                               ----------
                                                                                                      681
                                                                                               ----------
Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost--$490,960)               497,742
--------------------------------------------------------------------------------------------------------------
Yankee Bonds/M/                                    9.3%

  Banking and Finance                              1.2%
    Arcel Finance                                          5.984%       2/1/09           5,200      5,545/A/
    GM Nova Scotia                                         6.850%      10/15/08          1,550      1,599
    PDVSA Finance Ltd.                                     8.500%      11/16/12          2,360      2,070
    PDVSA Finance Ltd. 1999-K                              9.950%       2/15/20             60         51
    Pemex Finance Ltd.                                     9.030%       2/15/11             50         58
    Petrozuata Finance, Inc.                               8.220%       4/1/17           9,150      6,314/A/
    Redwood Capital II Ltd                                 4.860%       1/1/04             400        398/A,E/
    Royal Bank of Scotland Group plc                       8.817%       3/31/49            230        258
                                                                                               ----------
                                                                                                   16,293
                                                                                               ----------

  Cable                                            N.M.
    Rogers Communications, Inc.                            9.125%       1/15/06            150        129
                                                                                               ----------

                                                % OF            MATURITY
                                             NET ASSETS  RATE     DATE     PAR         VALUE
                                             ----------------------------------------------------
Yankee Bonds--Continued

  Chemicals                                     N.M.
    Avecia Group plc                                    11.000%  7/1/09  $    225 $      216
                                                                                  ----------

  Electric                                      0.2%
    Hydro-Quebec                                         6.300% 5/11/11     2,380      2,744
                                                                                  ----------

  Electronics                                   0.1%
    Flextronics International Ltd.                       9.875%  7/1/10       809        805
                                                                                  ----------

  Energy                                        N.M.
    Korea Electric Power Corporation                     7.750%  4/1/13       610        735
                                                                                  ----------

  Entertainment                                 N.M.
    Alliance Atlantis Communications Inc.               13.000% 12/15/09       57         60
                                                                                  ----------

  Food, Beverage and Tobacco                    0.1%
    Diageo Capital PLC                                   6.625% 6/24/04     1,400      1,506
                                                                                  ----------

  Foreign Governments                           5.1%
    Argentine Republic                                   0.000% 10/15/03       50         30/B/
    Argentine Republic                                   0.000% 10/15/04      560        263/B/
    Federative Republic of Brazil                        3.125% 4/15/09     1,449        754/E/
    Federative Republic of Brazil                       14.500% 10/15/09    2,400      1,338
    Federative Republic of Brazil                       12.000% 4/15/10     2,630      1,289
    Federative Republic of Brazil                        3.125% 4/15/12     1,810        688/E/
    Federative Republic of Brazil                        3.125% 4/15/12     1,490        566/E/
    Federative Republic of Brazil                        8.000% 4/15/14     2,069        998
    Federative Republic of Brazil                        8.000% 4/15/14    15,479      7,469
    Federative Republic of Brazil                       11.000% 8/17/40     3,906      1,718
    Quebec Province                                      7.125%  2/9/24     1,670      2,020
    Quebec Province                                      7.500% 9/15/29       686        883
    Republic of Bulgaria                                 2.688% 7/28/11     4,845      4,312/E/
    Republic of Bulgaria                                 2.688% 7/28/12     3,543      3,215/E/
    Republic of Bulgaria                                 8.250% 1/15/15     1,160      1,188/A/
    Republic of Colombia                                10.500%  7/9/10       770        633
    Republic of Colombia                                11.750% 2/25/20     2,785      2,270
    Republic of Panama                                   9.625%  2/8/11     1,713      1,696
    Republic of Panama                                   9.375% 7/23/12     1,910      1,862
    Republic of Panama                                   5.000% 7/17/14       827        680/C/
    Republic of Panama                                   2.750% 7/17/16       252        177/E/
    Republic of Panama                                  10.750% 5/15/20       867        871
    Republic of Peru                                     4.500%  3/7/17       390        236/C/
    Republic of Peru                                     4.500%  3/7/17     6,815      4,634/C/
    Republic of Peru                                     4.500%  3/7/17       314        212/A,C/

                                             % OF            MATURITY
                                          NET ASSETS  RATE     DATE     PAR         VALUE
                                          ----------------------------------------------------
Yankee Bonds--Continued

  Foreign Governments--Continued
    Republic of the Philippines                       9.875% 1/15/19  $  3,630 $    3,603
    Republic of the Philippines                      10.625% 3/16/25     4,430      4,607
    Russian Federation                                8.250% 3/31/10     2,010      2,009
    Russian Federation                                5.000% 3/31/30     2,850      2,013/C/
    United Mexican States                             8.375% 1/14/11     2,410      2,536
    United Mexican States                            11.500% 5/15/26    11,360     14,314
                                                                               ----------
                                                                                   69,084
                                                                               ----------

  Insurance                                  0.4%
    Atlas Reinsurance PLC                             4.235%  1/7/05       250        252/A,E/
    Korea Deposit Insurance                           2.500% 12/11/05    3,300      3,580/F/
    PRIME Capital Hurricane Ltd.                      8.260%  1/7/04       270        308/A,E/
    Residential Reinsurance LTD                       6.706%  6/1/05       850        859/A,E/
                                                                               ----------
                                                                                    4,999
                                                                               ----------

  Manufacturing (Diversified)                1.3%
    Tyco International Group SA                       6.125% 11/1/08       100         82
    Tyco International Group SA                       6.125% 1/15/09       220        181
    Tyco International Group SA                       6.750% 2/15/11       240        198
    Tyco International Group SA                       6.375% 10/15/11    5,580      4,576
    Tyco International Group SA                       7.000% 6/15/28     5,145      3,936
    Tyco International Group SA                       6.875% 1/15/29    11,750      8,989
                                                                               ----------
                                                                                   17,962
                                                                               ----------

  Media                                      0.1%
    British Sky Broadcasting Group plc                7.300% 10/15/06      770        779
    British Sky Broadcasting Group plc                6.875% 2/23/09        88         85
                                                                               ----------
                                                                                      864
                                                                               ----------

  Oil and Gas                                0.2%
    Petroliam Nasional Berhad                         7.625% 10/15/26    1,790   1,913/A/
    Triton Energy Limited                             8.875% 10/1/07        84         95
    YPF Sociedad Anonima                              7.750% 8/27/07     1,000        750
                                                                               ----------
                                                                                    2,758
                                                                               ----------

  Paper and Forest Products                  N.M.
    Tembec Industries, Inc.                           8.500%  2/1/11       314        312
                                                                               ----------

  Pharmaceuticals                            N.M.
    Biovail Corporation                               7.875%  4/1/10       310        307
                                                                               ----------

                                                             % OF            MATURITY      PAR/
                                                          NET ASSETS  RATE     DATE       SHARES          VALUE
                                                          ----------------------------------------------------------
Yankee Bonds--Continued

  Services                                                   N.M.
    Compagnie Generale de Geophysique SA                             10.625% 11/15/07 $      136     $      127
                                                                                                     ----------

  Telecommunications                                         0.5%
    British Telecommunications plc                                    8.375% 12/15/10      1,075          1,263
    British Telecommunications plc                                    8.875% 12/15/30        520            627
    Deutsche Telekom International Finance                            9.250%  6/1/32       2,020          2,340
    France Telecom SA                                                 7.250%  3/1/11       1,090          1,189
    Telefonica de Argentina S.A.                                     11.875% 11/1/04       3,000          1,500
                                                                                                     ----------
                                                                                                          6,919
                                                                                                     ----------

  Transportation                                             0.1%
    Teekay Shipping Corporation                                       8.875% 7/15/11       1,198       1,240/A/
                                                                                                     ----------
Total Yankee Bonds (Identified Cost--$136,993)                                                          127,060
--------------------------------------------------------------------------------------------------------------------
Foreign Government Obligations                               5.0%

    Federal Republic of Germany                                       4.000% 2/16/07   25,067/N/         25,188
    Federal Republic of Germany                                       5.000%  1/4/12   10,995/N/         11,448
    Federal Republic of Germany                                       5.500%  1/4/31   19,540/N/         21,100
    Italian Republic                                                  6.000%  5/1/31    9,500/N/         10,671
                                                                                                     ----------
Total Foreign Government Obligations (Identified Cost--$61,426)                                          68,407
--------------------------------------------------------------------------------------------------------------------
Foreign Corporate Bonds                                      0.1%

    AB Spintab                                                        5.750% 6/15/05    9,200/O/          1,019
    Statens Bostadsfinansier                                          5.500% 3/15/06    8,500/O/            935
                                                                                                     ----------
Total Foreign Corporate Bonds (Identified Cost--$1,725)                                                   1,954
--------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                             0.1%

    Home Ownership Funding Corporation                               13.331%                 0.3 shs        194/A,C/
    Home Ownership Funding Corporation II                            13.338%                   1            580/A,C/
                                                                                                     ----------
Total Preferred Stocks (Identified Cost--$971)                                                              774
--------------------------------------------------------------------------------------------------------------------
Options Purchased                                            N.M.

    BellSouth Telecommunications Inc. Call, July 2006,
     Strike Price $97.72                                                                     500/P/          12
    International Business Machines Corporation Call,
     July 2006, Strike Price $99.90                                                          500/P/          15
                                                                                                     ----------
Total Options Purchased (Identified Cost--$18)                                                               27
                                                                                                     ----------
Total Long-Term Securities (Identified Cost--$1,397,426)                                              1,401,875
--------------------------------------------------------------------------------------------------------------------

                                                  % OF           MATURITY
                                               NET ASSETS  RATE    DATE       PAR          VALUE
                                               ------------------------------------------------------
Short-Term Securities                            18.9%

  Corporate Bonds and Notes                       0.9%
    Associates Corporation of North America               2.008%  5/8/03  $    600    $      600/E/
    Cortecs International Limited                         6.910%  1/7/03       300           298/A,E/
    HCA Inc.                                              6.870% 9/15/03       150           153
    Lehman Brothers Holdings Inc.                         6.125% 7/15/03       480           493
    Qwest Corporation                                     6.375% 10/15/02    1,000           996
    TCI Communications, Inc.                              6.375%  5/1/03        80            79
    The AES Corporation                                   8.750% 12/15/02      608           559
    The Williams Companies, Inc.                          6.500% 11/15/02    2,200         2,046
    Verizon Global Funding Corp.                          5.750%  4/1/03     4,150         4,179/A,F/
    Verizon Global Funding Corp.                          5.750%  4/1/03     2,210         2,234/F/
                                                                                      ----------
                                                                                          11,637
                                                                                      ----------

  Asset-Backed Securities                         0.5%
    Nissan Auto Lease Trust 2001-A                        2.530% 6/16/03     6,317         6,327/A/
                                                                                      ----------

  U.S. Government and Agency Obligations          1.3%
    Fannie Mae                                            0.000% 2/12/03    12,350        12,280/B,Q/
    Fannie Mae                                            0.000% 2/12/03     2,000         1,988/B,Q/
    Fannie Mae                                            0.000% 2/12/03     1,000           994/B,Q/
    Fannie Mae                                            0.000% 2/12/03     2,000         1,988/B,Q/
                                                                                      ----------
                                                                                          17,250
                                                                                      ----------

  Yankee Bonds/M/                                 0.2%
    Argentine Republic                                    0.000% 10/15/02      170           170/B/
    Tyco International Group SA                           2.260% 7/30/03       610           550/E/
    Unilever NV                                           1.974% 10/24/02    2,000         2,000/E/
                                                                                      ----------
                                                                                           2,720
                                                                                      ----------

  Options Purchased/R/                            0.6%
    Bundesobligation Call, January 2003,
     Strike Price EUR 104.355                                               10,000/P/        254
    Euribor Futures Call, December 2002,
     Strike Price EUR 96.50                                                    408/P/        157
    Euribor Futures Call, January 2003,
     Strike Price EUR 94.75                                                    513/P/      1,036
    Euribor Futures Call, January 2003,
     Strike Price EUR 95.00                                                  2,435/P/      4,811
    Euribor Futures Call, March 2003,
     Strike Price EUR 96.50                                                  1,035/P/        378
    EuroDollar Futures Call, December 2002,
     Strike Price $97.00                                                        25/P/         38
    EuroDollar Futures Put, March 2003,
     Strike Price $97.00                                                       155/P/          2

                                                               % OF
                                                            NET ASSETS          PAR         VALUE
                                                            ----------------------------------------
Short-Term Securities--Continued

  Options Purchased--Continued
    EuroDollar Futures Put, March 2003,
     Strike Price $97.50                                                          948/P/ $       28
    EuroDollar Futures Put, June 2003, Strike Price
     $96.00                                                                     3,053/P/         46
    Lehman Brothers Swaption Call, April 2003,
     Strike Price $5.06                                                     36,800/P/         1,819
    U.S. Treasury Note Futures Put, December 2002,
     Strike Price $102.00                                                         769/P/         12
                                                                                         ----------
                                                                                              8,581
                                                                                         ----------

  Repurchase Agreements                                        15.4%
    Lehman Brothers, Inc.
     1.95%, dated 9/30/02, to be repurchased at
     $99,939 on 10/1/02 (Collateral: $63,300 Fannie
     Mae notes, 3.25%, due 1/23/03, value $63,923;
     $37,360 Federal Home Loan Bank bonds, 2.46%,
     due 4/7/11, value $38,004)                                            $   99,934        99,934
    Merrill Lynch Government Securities, Inc.
     1.96%, dated 9/30/02, to be repurchased at
     $110,006 on 10/1/02 (Collateral: $61,960
     Resolution Funding Corp. principal-only security,
     due 7/15/11, value $42,598; $89,000 Resolution
     Funding Corp. principal-only security, due
     1/15/30, value $20,581; $69,445 Resolution
     Funding Corp. principal-only security, due
     10/15/20, value $26,389; $50,695 Financing Corp.
     principal-only security, due 10/6/17, value
     $22,623)                                                                 110,000       110,000
                                                                                         ----------
                                                                                            209,934
                                                                                         ----------

Total Short-Term Securities (Identified Cost--$252,090)                                     256,449
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost--$1,649,516)               121.9%                      1,658,324
Other Assets Less Liabilities                                (21.9)%                       (297,678)
                                                                                         ----------
Net assets                                                    100.0%                     $1,360,646
                                                                                         ==========

Net assets consist of:
Accumulated paid in capital applicable to:
 136,148 Institutional Class shares outstanding                                                    $1,356,202
     32 Financial Intermediary Class shares outstanding                                                   321
Under/(over) distributed net investment income                                                           (542)
Accumulated net realized gain/(loss) on investments, options, futures, swaps and foreign
 currency transactions                                                                                  2,945
Unrealized appreciation/(depreciation) of investments, options, futures, swaps and foreign
 currency transactions                                                                                  1,720
                                                                                                   ----------
Net assets                                                                                         $1,360,646
                                                                                                   ==========
Net asset value per share:
  Institutional Class                                                                                   $9.99
                                                                                                        =====
  Financial Intermediary Class                                                                          $9.99
                                                                                                        =====

                                                                            ACTUAL   APPRECIATION/
                                                              EXPIRATION   CONTRACTS (DEPRECIATION)
                                                             --------------------------------------
 Futures Contracts Purchased/R/
    Euribor Futures                                          December 2003     553      $ 1,456
    Euribor Futures                                          December 2003      86           80
    Euro Bobl Futures                                        December 2002     101           93
    EuroDollar Futures                                       March 2003        441          736
    EuroDollar Futures                                       June 2003         512          796
    EuroDollar Futures                                       December 2002      31          (13)
    U.S. Treasury Bond Futures                               December 2002     497          920
    U.S. Treasury Note Futures                               December 2002     449          273
                                                                                        -------
                                                                                        $ 4,341
                                                                                        =======

 Futures Contracts Written/R/
    Japanese Yen Currency Futures                            December 2002      74      $    88
    U.S. Treasury Bond Futures                               December 2002     286         (687)
    U.S. Treasury Note Futures                               December 2002   1,469       (3,194)
                                                                                        -------
                                                                                        $(3,793)
                                                                                        =======

 Options Written/R/
    Deutsche Bank Swaption Put, Strike Price $100.00         December 2002     540      $(1,045)
    Euribor Futures Call, Strike Price EUR 96.00             December 2002     306          217
    Euribor Futures Call, Strike Price EUR 96.125            December 2002     306         (633)
    EuroDollar Futures Put, Strike Price $97.50              June 2003         717         (569)
    Lehman Brothers Swaption Call, Strike Price $6.25        April 2003         93          368
    U.S. Treasury Bond Futures Call, Strike Price $114.00    December 2002     434         (407)

                                                                            ACTUAL   APPRECIATION/
                                                              EXPIRATION   CONTRACTS (DEPRECIATION)
                                                             --------------------------------------

 Options Written/Q/--Continued
    U.S. Treasury Bond Futures Put, Strike Price $106.00     December 2002    446       $   359
    U.S. Treasury Bond Futures Put, Strike Price $108.00     March 2003       348            74
    U.S. Treasury Note Futures Call, Strike Price $110.00    December 2002    657        (3,349)
    U.S. Treasury Note Futures Call, Strike Price $114.00    December 2002    988        (1,676)
    U.S. Treasury Note Futures Put, Strike Price $112.00     March 2003       488           139
                                                                                        -------
                                                                                        $(6,522)
                                                                                        =======

---------------------------------------------------------------------------------------------------

/A/Rule 144a Security - A security purchased pursuant to Rule 144a under the
   Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 8.24% of net assets.
/B/Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/C/Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
/D/High Yield Index-Linked Certificate of Deposit - A certificate of deposit combined with an assumption of the credit risk of 98 specified obligations. /E/Indexed security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR), the Consumer Price Index (CPI) or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2002.
/F/Convertible bond - Bond may be converted into common stock of the company. /G/Bond is in default at September 30, 2002.
/H/Unit - A security which consists of a bond and warrants to purchase the stock of the issuer.
/I/Stripped security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/J/The coupon rates shown on variable rate securities are the rates at September 30, 2002. These rates vary with the weighted average coupon of the underlying loans.
/K/United States Treasury Inflation-Protected Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/L/When-issued security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
/M/Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/N/Denominated in euro currency.
/O/Denominated in Swedish krona.
/P/Represents actual number of contracts.
/Q/Collateral to cover futures contracts written.
/R/Options and futures are described in more detail in the notes to financial statements.
N.M.- Not meaningful.

See notes to financial statements.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)
(Amounts in Thousands)

Western Asset Inflation Indexed Bond Portfolio


                                                              % OF           MATURITY
                                                           NET ASSETS  RATE    DATE     PAR      VALUE
                                                           ----------------------------------------------
Long-Term Securities                                          98.9%

Corporate Bonds and Notes                                      1.1%
    J.P. Morgan & Co. Incorporated                                    7.184% 2/15/12  $  2,690 $ 2,716/A/
                                                                                               ----------

U.S. Government and Agency Obligations                        97.8%
    United States Treasury Inflation-Protected Security               3.375% 1/15/07    25,576  27,857/B/
    United States Treasury Inflation-Protected Security               3.625% 1/15/08    27,813  30,681/B/
    United States Treasury Inflation-Protected Security               3.875% 1/15/09    28,595  32,152/B/
    United States Treasury Inflation-Protected Security               4.250% 1/15/10    18,818  21,685/B/
    United States Treasury Inflation-Protected Security               3.500% 1/15/11    18,677  20,702/B/
    United States Treasury Inflation-Protected Security               3.375% 1/15/12     9,929  10,983/B/
    United States Treasury Inflation-Protected Security               3.000% 7/15/12    14,393  15,491/B/
    United States Treasury Inflation-Protected Security               3.625% 4/15/28    24,196  28,479/B/
    United States Treasury Inflation-Protected Security               3.875% 4/15/29    28,023  34,477/B/
    United States Treasury Inflation-Protected Security               3.375% 4/15/32     8,076   9,401/B/
                                                                                               ----------
                                                                                                  231,908
                                                                                               ----------
Total Long-Term Securities (Identified Cost--$216,377)                                            234,624
---------------------------------------------------------------------------------------------------------
Short-Term Securities                                          0.2%

  Repurchase Agreements                                        0.2%
    Lehman Brothers, Inc.
     1.95%, dated 9/30/02, to be repurchased at $486
     on 10/1/02 (Collateral: $480 Asian Development
     Bank notes, 5.593%, due 2/4/28, value $496)                                           486        486
                                                                                               ----------
Total Short-Term Securities (Identified Cost--$486)                                                   486
---------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost--$216,863)                 99.1%                               235,110
Other Assets Less Liabilities                                  0.9%                                 2,082
                                                                                               ----------
Net assets consist of:
Accumulated paid-in capital applicable to
  21,576 Institutional Class shares outstanding                                       $216,342
Accumulated net realized gain/(loss) on investments                                      2,603
Unrealized appreciation/(depreciation) of investments                                   18,247
                                                                                      --------
Net assets                                                   100.0%                              $237,192
                                                                                                 ========
Net asset value per share:
  Institutional Class                                                                              $10.99
                                                                                                   ======
---------------------------------------------------------------------------------------------------------

/A/Indexed security - The rate of interest on this security is tied to the Consumer Price Index (CPI). The coupon rate is the rate as of September 30, 2002.
/B/United States Treasury Inflation-Protected Security - U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

See notes to financial statements.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)
(Amounts in Thousands)

Western Asset High Yield Portfolio


                                               % OF            MATURITY
                                            NET ASSETS  RATE     DATE    PAR      VALUE
                                            ----------------------------------------------
Long-Term Securities                          90.7%

Corporate Bonds and Notes                     80.5%

  Animal Hospitals                             0.8%
    Vicar Operating, Inc.                               9.875% 12/1/09  $  987 $  1,056
                                                                               --------

  Apparel                                      2.1%
    Levi Strauss & Co.                                  6.800% 11/1/03     934      822
    Russell Corporation                                 9.250%  5/1/10     780      796/A/
    The William Carter Company                         10.875% 8/15/11   1,100    1,211
                                                                               --------
                                                                                  2,829
                                                                               --------

  Auto Parts and Equipment                     1.3%
    American Axle & Manufacturing Inc.                  9.750%  3/1/09     935      991
    Lear Corporation                                    8.110% 5/15/09     788      816
                                                                               --------
                                                                                  1,807
                                                                               --------

  Automotive                                   0.6%
    Asbury Automotive Group Inc.                        9.000% 6/15/12     989      890
                                                                               --------

  Banking and Finance                          4.0%
    H & E Equipment Services LLC                       11.125% 6/15/12   1,125      889/A/
    PCA LLC/PCA Finance Corporation                    11.875%  8/1/09     394      402/A/
    Qwest Capital Funding, Inc.                         7.000%  8/3/09   1,106      481
    Qwest Capital Funding, Inc.                         7.250% 2/15/11   1,891      841
    Qwest Capital Funding, Inc.                         6.875% 7/15/28   2,531      962
    Terra Capital Inc                                  12.875% 10/15/08    664      684
    UCAR Finance Inc.                                  10.250% 2/15/12   1,250    1,187
                                                                               --------
                                                                                  5,446
                                                                               --------

  Building Materials                           1.8%
    American Standard, Inc.                             7.375% 4/15/05     154      157
    American Standard, Inc.                             8.250%  6/1/09     375      394
    Nortek, Inc.                                        9.125%  9/1/07     260      262
    Nortek, Inc.                                        8.875%  8/1/08   1,295    1,292
    Nortek, Inc.                                        9.875% 6/15/11     389      377
                                                                               --------
                                                                                  2,482
                                                                               --------

  Cable                                        1.7%
    Charter Communications Holdings, LLC                8.625%  4/1/09     145       89
    Charter Communications Holdings, LLC               10.750% 10/1/09   1,048      660
    Charter Communications Holdings, LLC                9.625% 11/15/09    788      481
    Charter Communications Holdings, LLC                0.000% 1/15/12   1,274      408/B/

                                               % OF            MATURITY
                                            NET ASSETS  RATE     DATE    PAR      VALUE
                                            ----------------------------------------------

Corporate Bonds and Notes--Continued

  Cable--Continued
    CSC Holdings Inc.                                   7.625% 7/15/18  $  310 $    236
    Insight Communications Company, Inc.                0.000% 2/15/11   1,300      474/B/
                                                                               --------
                                                                                  2,348
                                                                               --------

  Casino Resorts                               3.5%
    Harrahs Operating Company, Inc.                     7.875% 12/15/05  1,119    1,183
    Mandalay Resort Group                               9.250% 12/1/05     117      122
    Mandalay Resort Group                               9.500%  8/1/08     110      119
    Mandalay Resort Group                               9.375% 2/15/10     183      192
    MGM MIRAGE                                          8.500% 9/15/10     145      155
    MGM MIRAGE                                          8.375%  2/1/11      85       88
    Mirage Resorts, Incorporated                        7.250% 10/15/06    326      329
    Park Place Entertainment Corporation                7.875% 12/15/05    190      195
    Park Place Entertainment Corporation                8.500% 11/15/06    220      234
    Park Place Entertainment Corporation                9.375% 2/15/07     220      233
    Park Place Entertainment Corporation                8.875% 9/15/08     665      699
    Station Casinos, Inc.                               9.875%  7/1/10   1,120    1,201
                                                                               --------
                                                                                  4,750
                                                                               --------

  Chemicals                                    4.3%
    Georgia Gulf Corporation                           10.375% 11/1/07     765      819
    Hercules Incorporated                              11.125% 11/15/07    343      374
    Huntsman International Holdings LLC                 0.000% 12/31/09  3,280      787/C/
    Huntsman International LLC                          9.875%  3/1/09     769      769/A/
    IMC Global Inc.                                    10.875%  6/1/08     193      208
    IMC Global Inc.                                    11.250%  6/1/11     430      462
    Kaiser Aluminum & Chemical                         12.750%  2/1/03   1,780      214/D/
    Lyondell Chemical Company                           9.625%  5/1/07     344      318
    Lyondell Chemical Company                           9.500% 12/15/08    450      406
    MacDermid, Incorporated                             9.125% 7/15/11     726      762
    Millennium America Inc.                             9.250% 6/15/08     251      253
    Millennium America Inc.                             9.250% 6/15/08     561      567/A/
                                                                               --------
                                                                                  5,939
                                                                               --------

  Commercial Services and Supplies             1.2%
    Coinmach Corporation                                9.000%  2/1/10     887      916
    Lin Holdings Corp.                                  0.000%  3/1/08     710      703/B/
                                                                               --------
                                                                                  1,619
                                                                               --------

                                              % OF            MATURITY
                                           NET ASSETS  RATE     DATE    PAR       VALUE
                                           ------------------------------------------------

Corporate Bonds and Notes--Continued

  Consumer Products                           1.3%
    Armkel LLC                                         9.500% 8/15/09  $  805 $    849
    Weight Watchers International, Inc.               13.000% 10/1/09     790      893
                                                                              --------
                                                                                 1,742
                                                                              --------

  Containers and Packaging                    2.3%
    Berry Plastics Corporation                        10.750% 7/15/12      34       35/A/
    Berry Plastics Corporation                        10.750% 7/15/12     687      708
    Graphic Packaging Corporation                      8.625% 2/15/12     722      725
    Packaging Corp of America                          9.625%  4/1/09     275      295
    Riverwood International Corporation               10.875%  4/1/08     881      890
    Smurfit-Stone Container Corporation                8.250% 10/1/12     528      525/A/
                                                                              --------
                                                                                 3,178
                                                                              --------

  Electric                                    1.2%
    Orion Power Holdings, Inc.                        12.000%  5/1/10   1,355    1,043
    The AES Corporation                                9.500%  6/1/09   1,081      562
                                                                              --------
                                                                                 1,605
                                                                              --------

  Electronics                                 1.7%
    Amkor Technology, Inc.                             9.250%  5/1/06     259      179
    Amkor Technology, Inc.                             9.250% 2/15/08      30       21
    Amkor Technology, Inc.                            10.500%  5/1/09     751      345
    L-3 Communications Corp.                           7.625% 6/15/12     971    1,005/A/
    ON Semiconductor Corporation                      12.000% 5/15/08     994      616/A/
    Solectron Corporation                              0.000%  5/8/20     290      166/C,E/
                                                                              --------
                                                                                 2,332
                                                                              --------

  Energy                                      2.5%
    Calpine Corporation                                8.625% 8/15/10   1,840      736
    Calpine Corporation                                8.500% 2/15/11   1,270      521
    CMS Energy Corporation                             6.750% 1/15/04     750      622
    CMS Energy Corporation                             9.875% 10/15/07    430      353
    Peabody Energy Corporation                         8.875% 5/15/08     668      697
    Peabody Energy Corporation                         9.625% 5/15/08     491      514
                                                                              --------
                                                                                 3,443
                                                                              --------

  Entertainment                               1.5%
    Regal Cinemas, Inc.                                9.375%  2/1/12     770      789
    Six Flags, Inc.                                    0.000%  4/1/08   1,332    1,092/B/
    Six Flags, Inc.                                    9.500%  2/1/09     202      173
                                                                              --------
                                                                                 2,054
                                                                              --------

                                                        % OF            MATURITY
                                                     NET ASSETS  RATE     DATE    PAR      VALUE
                                                     ----------------------------------------------
Corporate Bonds and Notes--Continued

  Environmental Services                                2.7%
    Allied Waste North America Incorporated                      8.500% 12/1/08  $1,300 $  1,235
    Allied Waste North America Incorporated                     10.000%  8/1/09   2,186    2,033
    Safety-Kleen Corp.                                           9.250% 5/15/09   1,511       30/D/
    Waste Management, Inc.                                       6.500% 11/15/08    338      347
                                                                                        --------
                                                                                           3,645
                                                                                        --------

  Food, Beverage and Tobacco                            0.8%
    Constellation Brands, Inc.                                   8.000% 2/15/08      81       84
    DIMON Incorporated                                           9.625% 10/15/11    949      993
                                                                                        --------
                                                                                           1,077
                                                                                        --------

  Gaming                                                2.7%
    Argosy Gaming Company                                        9.000%  9/1/11     663      688
    Boyd Gaming Corporation                                      9.250% 10/1/03     930      967
    Circus & Eldorado/Silver Legacy Capital Corp.               10.125%  3/1/12     225      223
    Horseshoe Gaming Holding Corp.                               8.625% 5/15/09   1,045    1,092
    Mohegan Tribal Gaming Authority                              8.750%  1/1/09     747      779
                                                                                        --------
                                                                                           3,749
                                                                                        --------

  Gas and Pipeline Utilities                            0.6%
    The Williams Companies, Inc.                                 8.125% 3/15/12     451      289/A/
    The Williams Companies, Inc                                  7.500% 1/15/31     284      154
    The Williams Companies, Inc.                                 8.750% 3/15/32     570      330/A/
                                                                                        --------
                                                                                             773
                                                                                        --------

  Health Care                                           1.3%
    Extendicare Health Services Inc.                             9.350% 12/15/07    639      575
    Magellan Health Services, Inc.                               9.375% 11/15/07    901      653/A/
    Rotech Healthcare Inc.                                       9.500%  4/1/12     641      601/A/
                                                                                        --------
                                                                                           1,829
                                                                                        --------

  Homebuilding                                          1.7%
    Lennar Corporation                                           9.950%  5/1/10     160      174/A/
    Schuler Homes, Inc.                                          9.375% 7/15/09     750      746
    Schuler Homes, Inc.                                         10.500% 7/15/11     430      430
    The Ryland Group, Inc.                                       8.000% 8/15/06      40       40
    The Ryland Group, Inc.                                       9.750%  9/1/10     944    1,010
                                                                                        --------
                                                                                           2,400
                                                                                        --------

                                            % OF            MATURITY
                                         NET ASSETS  RATE     DATE    PAR      VALUE
                                         ----------------------------------------------
Corporate Bonds and Notes--Continued

  Industrial Services                       0.9%
    Holley Performance Products                     12.250% 9/15/07  $1,090 $    414
    Johnsondiversey Inc.                             9.625% 5/15/12     785      783/A/
                                                                            --------
                                                                               1,197
                                                                            --------

  Insurance                                 0.8%
    Willis Corroon Corporation                       9.000%  2/1/09   1,082    1,125
                                                                            --------

  Lodging/Hotels                            2.7%
    Extended Stay America, Inc.                      9.150% 3/15/08     547      517
    Extended Stay America, Inc.                      9.875% 6/15/11     726      700
    Felcore Lodging LP                               9.500% 9/15/08     666      663
    Host Marriott Corporation                        7.875%  8/1/05     177      171
    Host Marriott Corporation                        9.250% 10/1/07     135      137
    Host Marriott Corporation                        7.875%  8/1/08     193      180
    Host Marriott Corporation                        8.450% 12/1/08     375      358
    MeriStar Hospitality Corporation                 9.000% 1/15/08     245      220
    MeriStar Hospitality Corporation                 9.125% 1/15/11     830      739
                                                                            --------
                                                                               3,685
                                                                            --------

  Machinery                                 3.1%
    AGCO Corporation                                 9.500%  5/1/08     835      877
    Joy Global Inc.                                  8.750% 3/15/12     737      744
    NMHG Holdings Co.                               10.000% 5/15/09     954      964/A/
    Terex Corporation                                8.875%  4/1/08     250      241
    Terex Corporation                               10.375%  4/1/11      50       50
    Terex Corporation                                9.250% 7/15/11   1,450    1,414
                                                                            --------
                                                                               4,290
                                                                            --------

  Manufacturing (Diversified)               2.6%
    Associated Materials Incorporated                9.750% 4/15/12     514      527/A/
    Atrium Companies, Inc.                          10.500%  5/1/09     815      791
    Collins & Aikman Floor Covering                  9.750% 2/15/10     917      931/A/
    Interface, Inc.                                  9.500% 11/15/05    430      420
    Interface, Inc.                                 10.375%  2/1/10     409      412
    Juno Lighting, Inc.                             11.875%  7/1/09     450      463
                                                                            --------
                                                                               3,544
                                                                            --------

  Media                                     3.7%
    American Media Operations, Inc.                 10.250%  5/1/09     692      716
    AMFM Inc.                                        8.125% 12/15/07    480      492

                                                  % OF            MATURITY
                                               NET ASSETS  RATE     DATE    PAR      VALUE
                                               ----------------------------------------------
Corporate Bonds and Notes--Continued

  Media--Continued
    AMFM Inc.                                              8.000% 11/1/08  $  565 $    588
    Brill Media Company, LLC                              12.000% 12/15/07  1,000      333/D/
    Clear Channel Communications, Inc.                     7.875% 6/15/05     325      338
    Clear Channel Communications, Inc.                     6.000% 11/1/06     251      251
    Emmis Communications Corporation                       0.000% 3/15/11     253      190/B/
    Garden State Newspapers, Inc.                          8.750% 10/1/09     796      786
    Paxson Communications Corporation                     10.750% 7/15/08     320      253
    Paxson Communications Corporation                      0.000% 1/15/09   1,149      505/B/
    Sinclair Broadcast Group, Inc.                         8.750% 12/15/11    600      619
                                                                                  --------
                                                                                     5,071
                                                                                  --------

  Medical Care Facilities                         3.6%
    Beverly Enterprises, Inc.                              9.000% 2/15/06     310      264
    Beverly Enterprises, Inc.                              9.625% 4/15/09     780      651
    HCA Inc.                                               6.300% 10/1/12   1,230    1,216
    HEALTHSOUTH Corporation                               10.750% 10/1/08   1,297      888
    Triad Hospitals, Inc                                   8.750%  5/1/09     780      825
    Vanguard Health Systems, Inc.                          9.750%  8/1/11   1,165    1,147
                                                                                  --------
                                                                                     4,991
                                                                                  --------

  Medical Products                                2.5%
    Alaris Medical Systems Inc.                           11.625% 12/1/06     390      421
    Fisher Scientific International Inc.                   9.000%  2/1/08   1,120    1,162
    Fresenius Medical Care Capital Trust II                7.875%  2/1/08   1,010      833/F/
    Hanger Orthopedic Group, Inc.                         10.375% 2/15/09     460      486
    Health Care REIT, Inc.                                 8.000% 9/12/12     480      497
                                                                                  --------
                                                                                     3,399
                                                                                  --------

  Mining                                          0.6%
    Better Minerals and Aggregates                        13.000% 9/15/09     895      761
                                                                                  --------

  Office Equipment and Supplies                   0.6%
    Xerox Corporation                                      0.570% 4/21/18   1,340      774/E/
                                                                                  --------

  Oil and Gas                                     4.7%
    Amerigas Partners LP                                   8.875% 5/20/11     260      268
    Chesapeake Energy Corporation                          9.000% 8/15/12     700      719
    El Paso Energy Partners                                8.500%  6/1/11     290      272
    Forest Oil Corporation                                10.500% 1/15/06     160      170
    Forest Oil Corporation                                 8.000% 6/15/08     222      231
    Forest Oil Corporation                                 8.000% 12/15/11     10       10

                                             % OF            MATURITY
                                          NET ASSETS  RATE     DATE    PAR        VALUE
                                          --------------------------------------------------
Corporate Bonds and Notes--Continued

  Oil and Gas--Continued
    Forest Oil Corporation                            7.750%  5/1/14  $   29 $     29
    Magnum Hunter Resources, Inc.                    10.000%  6/1/07      99      103
    Magnum Hunter Resources, Inc.                     9.600% 3/15/12     932      969
    Mission Resources Corporation                    10.875%  4/1/07     656      453
    Ocean Energy, Inc.                                8.375%  7/1/08     642      682
    Parker & Parsley Petroleum Company                8.875% 4/15/05     152      159
    Pioneer Natural Resources Company                 9.625%  4/1/10     705      811
    Pioneer Natural Resources Company                 7.500% 4/15/12      61       64
    Vintage Petroleum, Inc.                           9.000% 12/15/05     86       88
    Vintage Petroleum, Inc.                           7.875% 5/15/11     522      496
    Vintage Petroleum, Inc.                           8.250%  5/1/12     110      112
    Western Oil Sands Inc.                            8.375%  5/1/12     841      837
                                                                             --------
                                                                                6,473
                                                                             --------

  Paper and Forest Products                  1.6%
    Appleton Papers Inc.                             12.500% 12/15/08    652      672
    Georgia-Pacific Corp                              9.500% 12/1/11     667      567
    Georgia-Pacific Corp                              8.250%  3/1/23     169      115
    Georgia-Pacific Corp                              8.875% 5/15/31   1,085      787
                                                                             --------
                                                                                2,141
                                                                             --------

  Real Estate                                0.6%
    Ventas Realty, Limited Partnership                8.750%  5/1/09     510      523
    Ventas Realty, Limited Partnership                9.000%  5/1/12     240      248
                                                                             --------
                                                                                  771
                                                                             --------

  Restaurants                                0.1%
    Yum! Brands, Inc.                                 7.450% 5/15/05     102      105
    Yum! Brands, Inc.                                 8.500% 4/15/06      63       67
                                                                             --------
                                                                                  172
                                                                             --------

  Retail                                     1.0%
    Backsaver Acquisition Corp.                       9.250% 5/31/08     125       32/G,H,I/
    Relax The Back Acquisition Corp.                  9.250% 5/31/08      54       14/G,H,I/
    Samsonite Corporation                            10.750% 6/15/08     780      620
    The Gap, Inc.                                     8.150% 12/15/05    585      568
    The Gap, Inc.                                     6.900% 9/15/07     190      169
                                                                             --------
                                                                                1,403
                                                                             --------

                                                  % OF            MATURITY
                                               NET ASSETS  RATE     DATE    PAR      VALUE
                                               ----------------------------------------------
Corporate Bonds and Notes--Continued

  Steel (Producers)                               0.5%
    AK Steel Corporation                                   7.875% 2/15/09  $  733 $    729
                                                                                  --------

  Telecommunications                              6.9%
    EchoStar Broadband Corporation                        10.375% 10/1/07     220      220
    EchoStar DBS Corporation                               9.125% 1/15/09     120      113/A/
    EchoStar DBS Corporation                               9.375%  2/1/09   1,750    1,680
    FairPoint Communications, Inc.                        12.500%  5/1/10     480      288
    Horizon PCS, Inc.                                     13.750% 6/15/11     927      176
    Insight Midwest                                       10.500% 11/1/10       2        2
    Nextel Communications, Inc.                            0.000% 10/31/07  1,500    1,170/B/
    Nextel Communications, Inc.                            9.375% 11/15/09    392      298
    PanAmSat Corporation                                   6.375% 1/15/08     317      290
    PanAmSat Corporation                                   8.500%  2/1/12   1,100      880/A/
    Qwest Communications International Inc.                7.500% 11/1/08     418      163
    Qwest Corporation                                      8.875% 3/15/12     428      372/A/
    Qwest Corporation                                      6.875% 9/15/33   1,813    1,233
    Rural Cellular Corporation                             9.750% 1/15/10   1,010      535
    TeleCorp PCS, Inc.                                    10.625% 7/15/10     428      377
    Tritel PCS, Inc.                                      10.375% 1/15/11     487      433
    Ubiquitel Operating Company                            0.000% 4/15/10     780       39/B/
    Verizon New Jersey Incorporated                        5.875% 1/17/12     519      518
    WorldCom, Inc.--WorldCom Group                         7.500% 5/15/11     351       42/D/
    WorldCom, Inc.--WorldCom Group                         6.950% 8/15/28     885      106/D/
    WorldCom, Inc.--WorldCom Group                         8.250% 5/15/31   4,370      525/D/
                                                                                  --------
                                                                                     9,460
                                                                                  --------

  Transportation                                  2.4%
    Avis Group Holdings, Inc.                             11.000%  5/1/09   1,645    1,765
    Delta Air Lines, Inc.                                  7.900% 12/15/09    510      336
    Kansas City Southern Railway                           9.500% 10/1/08   1,105    1,210
                                                                                  --------
                                                                                     3,311
                                                                                  --------
Total Corporate Bonds and Notes (Identified Cost--$122,895)                        110,290
---------------------------------------------------------------------------------------------
Yankee Bonds/J/                                   9.0%

  Banking and Finance                             1.2%
    MDP Acquisitions PLC                                   9.625% 10/1/12   1,018    1,005/A/
    Yell Finance BV                                       10.750%  8/1/11     670      672
                                                                                  --------
                                                                                     1,677
                                                                                  --------

  Cable                                           0.6%
    Rogers Communications, Inc.                            8.875% 7/15/07     425      357
    Rogers Cablesystems Limited                           10.000% 12/1/07     500      498
                                                                                  --------
                                                                                       855
                                                                                  --------

                                                 % OF            MATURITY
                                              NET ASSETS  RATE     DATE    PAR    VALUE
                                              -------------------------------------------
Yankee Bonds--Continued

  Chemicals                                      0.7%
    Avecia Group plc                                     11.000%  7/1/09  $1,075 $  1,032
                                                                                 --------

  Electronics                                    0.2%
    Flextronics International Ltd.                        9.875%  7/1/10     322      320
                                                                                 --------

  Energy                                         0.3%
    Calpine Canada Energy Finance                         8.500%  5/1/08     890      365
                                                                                 --------

  Entertainment                                  0.3%
    Alliance Atlantis Communications Inc.                13.000% 12/15/09    353      374
                                                                                 --------

  Manufacturing (Diversified)                    2.3%
    Tyco International Group SA                           5.875% 11/1/04     194      173
    Tyco International Group SA                           6.750% 2/15/11     126      104
    Tyco International Group SA                           6.375% 10/15/11  1,863    1,528
    Tyco International Group SA                           7.000% 6/15/28   1,023      782
    Tyco International Group SA                           6.875% 1/15/29     713      545
                                                                                 --------
                                                                                    3,132
                                                                                 --------

  Media                                          1.4%
    British Sky Broadcasting Group plc                    7.300% 10/15/06    310      314
    British Sky Broadcasting Group plc                    6.875% 2/23/09     940      907
    British Sky Broadcasting Group plc                    8.200% 7/15/09      17       17
    Corus Entertainment Inc.                              8.750%  3/1/12     640      651
                                                                                 --------
                                                                                    1,889
                                                                                 --------

  Oil and Gas                                    0.2%
    Triton Energy Limited                                 8.875% 10/1/07     292      331
                                                                                 --------

  Pharmaceuticals                                0.1%
    Biovail Corporation                                   7.875%  4/1/10     129      128
                                                                                 --------

  Services                                       0.6%
    Compagnie Generale de Geophysique SA                 10.625% 11/15/07    885      826
                                                                                 --------

  Telecommunications                             0.3%
    Rogers Wireless Communications Inc.                   9.625%  5/1/11     516      372
                                                                                 --------

  Transportation                                 0.8%
    Teekay Shipping Corporation                           8.875% 7/15/11   1,026    1,062
                                                                                 --------
Total Yankee Bonds (Identified Cost--$12,873)                                      12,363
-----------------------------------------------------------------------------------------

                                                    % OF            MATURITY   SHARES/
                                                 NET ASSETS  RATE     DATE       PAR        VALUE
                                                 ---------------------------------------------------
Common Stock and Equity Interests                   N.M.

  Engineering and Construction                      N.M.
    Washington Group International, Inc.                                           3 shs $     40
                                                                                         --------
Total Common Stock and Equity Interests (Identified Cost--$51)                                 40
----------------------------------------------------------------------------------------------------
Preferred Stocks                                    1.2%

  Cable                                             0.7%
    Cablevision Systems Corporation                         11.125%                9          589
    Cablevision Systems Corporation                         11.750%                5          300
                                                                                         --------
                                                                                              889
                                                                                         --------

  Industrial                                        N.M.
    High Voltage Engineering Corporation                    12.500%              0.2            2
                                                                                         --------

  Media                                             0.5%
    Paxson Communications Corporation                       13.250%             0.03          162
    Sinclair Capital Corporation                            11.625%                5          544
                                                                                         --------
                                                                                              706
                                                                                         --------

  Telecommunications                                N.M.
    Intermedia Communications, Inc.                         13.500%                1            1/H/
                                                                                         --------
Total Preferred Stocks (Identified Cost--$2,406)                                            1,598
----------------------------------------------------------------------------------------------------
Warrants                                            N.M.

    Horizon PCS, Inc.                                                              1 wt      0.07/A/
    Next Generation Network, Inc.                                                  3         0.03/K/
    Washington Group International, Series A                                       2         0.09/K/
    Washington Group International, Series B                                       2         0.40/K/
    Washington Group International, Series C                                       1         0.06/K/
                                                                                         --------
Total Warrants (Identified Cost--$27)                                                           1
                                                                                         --------
Total Long-Term Securities (Identified Cost--$138,252)                                    124,292
----------------------------------------------------------------------------------------------------
Short-Term Securities                               7.1%

  Corporate Bonds and Notes                         0.9%
    AAF-McQuay Inc.                                          8.875% 2/15/03  $   475          477
    IMC Global Inc.                                          6.500% 8/1/03         6            6
    The AES Corporation                                      7.375% 6/15/03      310          242
    WorldCom, Inc. - WorldCom Group                          7.875% 5/15/03    2,029          249/D/
    WorldCom, Inc. - WorldCom Group                          6.250% 8/15/03    1,937          232/D/
                                                                                         --------
                                                                                            1,206
                                                                                         --------

                                                             % OF           MATURITY
                                                          NET ASSETS  RATE    DATE      PAR      VALUE
                                                          ----------------------------------------------
Short-Term Securities--Continued

  Yankee Bonds/J/                                             0.3%
    Tyco International Group SA                                      4.950% 8/1/03   $    323  $     300
    Tyco International Group SA                                      6.250% 6/15/03       126        120
                                                                                               ---------
                                                                                                     420
                                                                                               ---------

  Repurchase Agreements                                       5.9%
    Lehman Brothers, Inc.
     1.95%, dated 9/30/02, to be repurchased at $8,126
     on 10/1/02 (Collateral: $5,000 Fannie Mae bonds,
     3.175% due 2/25/22, value, $5,008; $3,160 Asian
     Development Bank bonds, 5.593%, due 7/16/18,
     value $3,280)                                                                      8,126      8,126
                                                                                               ---------
Total Short-Term Securities (Identified Cost--$11,251)                                             9,752
--------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost--$149,503)                97.8%                               134,044
Other Assets Less Liabilities                                 2.2%                                 3,011
                                                                                               ---------

Net assets consist of:
Accumulated paid-in-capital applicable to
 15,460 Institutional Class shares outstanding                                       $154,263
Under/(over) distributed net investment income                                          5,376
Accumulated net realized gain/(loss) on investments                                    (7,125)
Unrealized appreciation/(depreciation) of investments                                 (15,459)
                                                                                     --------
Net assets                                                  100.0%                              $137,055
                                                                                                ========
Net asset value per share:
  Institutional Class                                                                              $8.87
                                                                                                   =====

--------------------------------------------------------------------------------------------------------

/A/Rule 144a Security - A security purchased pursuant to Rule 144a under the
   Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 9.65% of net assets.
/B/Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes.
/C/Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/D/Bond is in default at September 30, 2002.
/E/Convertible security - Security may be converted into common stock of the company.
/F/Unit - A security which consists of a bond and warrants to purchase the stock of the issuer.
/G/Private placement.
/H/Pay-in-Kind ("PIK") security - A bond in which interest during the initial few years is paid in additional PIK securities rather than in cash. /I/Illiquid security valued at fair value under procedures adopted by the Board of Directors.
/J/Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/K/Non-income producing.
N.M.- Not meaningful.

See notes to financial statements.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)
(Amounts in Thousands)

Western Asset Non-U.S. Fixed Income Portfolio


                                                               % OF           MATURITY
                                                            NET ASSETS  RATE    DATE   PAR/A/  VALUE
                                                            -----------------------------------------
Long-Term Securities                                          94.5%

British Sterling                                               2.2%

  Corporate Bonds and Notes                                    1.0%
    Halifax plc                                                        6.375%  4/3/08     200 $   339
    Landesbank Hessen-Thueringen Girozentrale                          5.375%  3/7/12     200     323
                                                                                              -------
                                                                                                  662
                                                                                              -------

  Government Obligations                                       1.2%
    United Kingdom of Great Britain and Northern Ireland               5.750% 12/7/09     275     470
    United Kingdom of Great Britain and Northern Ireland               6.000% 12/7/28     200     394
                                                                                              -------
                                                                                                  864
                                                                                              -------
Total British Sterling                                                                          1,526
-----------------------------------------------------------------------------------------------------
Danish Krone                                                   5.3%

  Corporate Bonds and Notes                                    1.1%
    Nykredit                                                           6.000% 10/1/29   5,750     769
                                                                                              -------

  Government Obligations                                       4.2%
    Kingdom of Denmark                                                 5.000% 11/15/13 21,000   2,886
                                                                                              -------
Total Danish Krone                                                                              3,655
-----------------------------------------------------------------------------------------------------
Euro                                                          72.0%

  Corporate Bonds and Notes                                   10.7%
    Bank Nederlandse Gemeenten NV                                      5.625% 10/25/10  1,850   1,978
    Bank of Scotland                                                   5.125% 12/5/13     545     552
    Caisse de Refinancement L' Habitat                                 4.200% 4/25/11   2,000   1,930
    Cam International                                                  5.750%  4/3/12     400     418
    CL Capital Trust 1                                                 7.047% 4/29/49     350     368
    ING Verzekeringen NV                                               6.250% 6/21/21     200     200
    Kreditanstalt fuer Wiederaufbau                                    5.250%  1/4/10   1,800   1,896
                                                                                              -------
                                                                                                7,342
                                                                                              -------

  U.S. Government and Agency Obligations                       1.4%
    Freddie Mac                                                        5.750% 9/15/10     900     968
                                                                                              -------

  Government Obligations                                      59.9%
    Federal Republic of Germany                                        4.000% 2/16/07  13,500  13,565
    Federal Republic of Germany                                        5.500%  1/4/31   2,250   2,430
    French Republic                                                    5.750% 10/25/32  1,750   1,948
    Hellenic Republic                                                  6.500% 10/22/19  1,750   2,000
    Italian Republic                                                   4.500%   3/1/07  9,000   9,187
    Italian Republic                                                   6.000%   5/1/31  5,500   6,178
    Kingdom of Belgium                                                 5.500%  3/28/28  1,950   2,053

                                                         % OF           MATURITY
                                                      NET ASSETS  RATE    DATE      PAR/A/     VALUE
                                                      -----------------------------------------------
Euro--Continued

  Government Obligations--Continued
    Kingdom of Spain                                             5.750% 7/30/32         1,750 $ 1,932
    Kingdom of the Netherlands                                   5.500% 1/15/28         1,750   1,880
                                                                                              -------
                                                                                               41,173
                                                                                              -------
Total Euro                                                                                     49,483
-----------------------------------------------------------------------------------------------------
Norwegian Krone                                          4.3%

  Government Obligations                                 4.3%
    Kingdom of Norway                                            6.000% 5/16/11        22,000   2,973
-----------------------------------------------------------------------------------------------------
Swedish Krona                                           10.7%

  Corporate Bonds and Notes                              6.6%
    AB Spintab                                                   5.750% 6/15/05        18,000   1,993
    Statens Bostadsfinansier                                     5.500% 3/15/06        22,900   2,520
                                                                                              -------
                                                                                                4,513
                                                                                              -------

  Government Obligations                                 4.1%
    Kingdom of Sweden                                            5.500% 10/8/12        25,000   2,821
                                                                                              -------
Total Swedish Krona                                                                             7,334
                                                                                              -------
Total Long-Term Securities (Identified Cost--$60,705)                                          64,971
-----------------------------------------------------------------------------------------------------
Short-Term Securities                                    3.8%

  Options Purchased/B/                                   0.9%
    Bundesobligation Call,
     November 2002, Strike Price EUR 103.28                                            500/C/     379
    Bundesobligation Call, January
     2003, Strike Price EUR 104.355                                              3,917,000/C/     100
    USD Put/CAD Call, November
     2002, Strike Price $1.59                                                        9,000/C/      95
                                                                                              -------
                                                                                                  574
                                                                                              -------

                                                                   % OF
                                                                NET ASSETS       PAR     VALUE
                                                                -------------------------------
Short-Term Securities--Continued

  Repurchase Agreements                                             2.9%
    State Street Bank & Trust Company
     0.65%, dated 9/30/02, to be repurchased at
     $2,004 on 10/1/02 (Collateral: $1,910 Freddie
     Mac notes, 5.125%, due 7/15/12, value $2,069)                             $ 2,004  $ 2,004
                                                                                        -------
Total Short-Term Securities (Identified Cost--$2,503)                                     2,578
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost--$63,208)                       98.3%                 67,549
Other Assets Less Liabilities                                       1.7%                  1,184
                                                                                        -------
Net assets consist of:
Accumulated paid-in capital applicable to
 6,625 Institutional Class shares outstanding                                  $66,793
Under/(over) distributed net investment income                                    (190)
Accumulated net realized gain/(loss) on investments, options,
 futures and currency transactions                                              (1,759)
Unrealized appreciation/(depreciation) of investments, options,
 futures and currency translations                                               3,889
                                                                               -------
Net assets                                                        100.0%                $68,733
                                                                                        =======
Net asset value per share:
  Institutional Class                                                                    $10.37
                                                                                         ======

                                                         ACTUAL   APPRECIATION/
                                             EXPIRATION CONTRACTS (DEPRECIATION)
                                             -----------------------------------

  Options Written/C/
    Euro Call/USD Put, Strike Price $0.98    April 2003 4,750,000      $(2)
                                                                       ===

--------------------------------------------------------------------------------

/A/Securities are grouped by the currencies in which they were issued, and the par amounts are also in the issurance currency.
/B/Options are described in more detail in the notes to financial statements. /C/Represents actual number of contracts.
Definitions of currency abbreviations:
 CAD - Canadian dollar
 EUR - Euro
 USD - United States dollar

See notes to financial statements.

STATEMENTS OF OPERATIONS
(Amounts in Thousands) (Unaudited)



                                                        SIX MONTHS ENDED SEPTEMBER 30, 2002
                                          ---------------------------------------------------------------
                                                                            WESTERN              WESTERN
                                                                             ASSET                ASSET
                                            WESTERN     WESTERN   WESTERN  INFLATION  WESTERN   NON-U.S.
                                             ASSET       ASSET     ASSET    INDEXED    ASSET      FIXED
                                          INTERMEDIATE   CORE    CORE PLUS   BOND    HIGH YIELD  INCOME
                                           PORTFOLIO   PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO  PORTFOLIO
---------------------------------------------------------------------------------------------------------
Investment Income:
  Interest                                  $16,993    $ 32,340  $ 35,972   $ 6,865   $  7,848   $ 1,330
  Dividends                                     160         585        82        --        447        --
                                            -------    --------  --------   -------   --------   -------
    Total income                             17,153      32,925    36,054     6,865      8,295     1,330
                                            -------    --------  --------   -------   --------   -------
Expenses:
  Advisory fee                                1,209       2,436     2,638       225        399       117
  Distribution and service fees                  --           7        --        --         --        --
  Audit and legal fees                           28          51        50        12         13        14
  Custodian fees                                 80         243       254        39         49        63
  Directors' fees                                15          15        16        14         14        11
  Registration fees                               8          21        42         3          8         4
  Reports to shareholders                         6          14         6         1          3         1
  Transfer agent and shareholder
   servicing expense                              8          13         9         8          7         8
  Other expenses                                  7          15        17         4          2         2
                                            -------    --------  --------   -------   --------   -------
                                              1,361       2,815     3,032       306        495       220
    Less fees waived                             --          --      (270)      (25)       (96)      (77)
                                            -------    --------  --------   -------   --------   -------
    Total expenses, net of waivers            1,361       2,815     2,762       281        399       143
                                            -------    --------  --------   -------   --------   -------
Net Investment Income                        15,792      30,110    33,292     6,584      7,896     1,187
                                            -------    --------  --------   -------   --------   -------

Net Realized and Unrealized Gain/
 (Loss) on Investments:
  Realized gain/(loss) on:
    Investments                               3,770      20,916    20,167     2,647     (6,602)      717
    Options                                  (1,298)      1,615     1,869        --         --       (47)
    Futures                                     (65)    (22,682)  (16,537)       --         --        --
    Foreign currency transactions               N/A         N/A      (878)       --         --    (1,155)
    Swaps                                      (295)     (1,014)   (1,313)       --         --        --
                                            -------    --------  --------   -------   --------   -------
                                              2,112      (1,165)    3,308     2,647     (6,602)     (485)
                                            -------    --------  --------   -------   --------   -------
  Change in unrealized gain/(loss) on:
    Investments                              22,201      26,550    14,578    20,475    (16,968)    5,609
    Assets and liabilities denominated
     in foreign currencies                      N/A         N/A        50        --         --        44
                                            -------    --------  --------   -------   --------   -------
                                             22,201      26,550    14,628    20,475    (16,968)    5,653
                                            -------    --------  --------   -------   --------   -------
Net Realized and Unrealized Gain/
 (Loss) on Investments                       24,313      25,385    17,936    23,122    (23,570)    5,168
                                            -------    --------  --------   -------   --------   -------
Change in Net Assets Resulting
 From Operations                            $40,105    $ 55,495  $ 51,228   $29,706   $(15,674)  $ 6,355
                                            =======    ========  ========   =======   ========   =======

---------------------------------------------------------------------------------------------------------

N/A - Not applicable.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands) (Unaudited)



                                                                   WESTERN ASSET            WESTERN ASSET
                                                                    INTERMEDIATE                 CORE
                                                                     PORTFOLIO                PORTFOLIO
                                                              -----------------------  -----------------------
                                                               SIX MONTHS               SIX MONTHS
                                                                  ENDED     YEAR ENDED     ENDED     YEAR ENDED
                                                              SEPTEMBER 30, MARCH 31,  SEPTEMBER 30, MARCH 31,
                                                                  2002         2002        2002         2002
-----------------------------------------------------------------------------------------
                                                               (UNAUDITED)              (UNAUDITED)
Change in Net Assets:
  Net investment income                                         $ 15,792     $ 29,875   $   30,110    $ 49,255

  Net realized gain/(loss) on investments, options, futures,
   and foreign currency transactions                               2,112        5,531       (1,165)     23,891

  Change in unrealized appreciation/(depreciation) of
   investments, options, futures and assets and liabilities
   denominated in foreign currencies                              22,201      (15,551)      26,550     (23,760)
                                                                --------     --------   ----------    --------

  Change in net assets resulting from operations                  40,105       19,855       55,495      49,386

Distributions to Shareholders:
    From net investment income:
     Institutional Class                                         (15,870)     (29,884)     (29,971)    (48,731)
     Financial Intermediary Class                                    N/A          N/A         (138)        (92)

    From net realized gain on investments:
     Institutional Class                                              --       (7,678)      (8,232)    (10,466)
     Financial Intermediary Class                                    N/A          N/A          (30)        (21)

  Change in net assets from:
    Fund share transactions:
     Institutional Class                                         (56,488)     188,081      181,415     154,985
     Financial Intermediary Class                                    N/A          N/A        5,640          26
                                                                --------     --------   ----------    --------
  Change in net assets                                           (32,253)     170,374      204,179     145,087

Net Assets:
  Beginning of period                                            628,196      457,822      973,429     828,342
                                                                --------     --------   ----------    --------

  End of period                                                 $595,943     $628,196   $1,177,608    $973,429
                                                                ========     ========   ==========    ========

  Undistributed net investment income                           $   (475)    $   (397)  $     (402)   $   (403)
                                                                --------     --------   ----------    --------

------------------------------------------------------------

/A/September 28, 2001 (commencement of operations).
N/A--Not applicable.

See notes to financial statements.

     WESTERN ASSET            WESTERN ASSET            WESTERN ASSET            WESTERN ASSET
       CORE PLUS            INFLATION INDEXED            HIGH YIELD             NON-U.S. FIXED
       PORTFOLIO              BOND PORTFOLIO             PORTFOLIO             INCOME PORTFOLIO
-----------------------  -----------------------  -----------------------  -----------------------
 SIX MONTHS               SIX MONTHS               SIX MONTHS               SIX MONTHS
    ENDED     YEAR ENDED     ENDED     YEAR ENDED     ENDED     YEAR ENDED     ENDED     YEAR ENDED
SEPTEMBER 30, MARCH 31,  SEPTEMBER 30, MARCH 31,  SEPTEMBER 30, MARCH 31,  SEPTEMBER 30, MARCH 31,
    2002         2002        2002         2002        2002       2002/A/       2002         2002
-----------------------------------------------------------------------------------------
 (UNAUDITED)              (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
 $   33,292    $ 38,127    $  6,584     $  1,371    $  7,896     $  7,717     $ 1,187     $  3,024

      3,308      17,321       2,647           40      (6,602)        (523)       (485)       3,739

     14,628     (19,828)     20,475       (2,206)    (16,968)       1,509       5,653       (4,076)
 ----------    --------    --------     --------    --------     --------     -------     --------

     51,228      35,620      29,706         (795)    (15,674)       8,703       6,355        2,687

    (33,463)    (37,772)     (6,584)      (1,371)     (6,785)      (3,452)       (635)      (3,741)
         (7)         (2)        N/A          N/A         N/A          N/A         N/A          N/A

     (6,271)    (17,685)         --          (84)         --           --          --           --
         (1)         --         N/A          N/A         N/A          N/A         N/A          N/A

    357,172     567,055       3,435      200,907       6,785      147,478      15,526      (44,844)
         80         241         N/A          N/A         N/A          N/A         N/A          N/A
 ----------    --------    --------     --------    --------     --------     -------     --------
    368,738     547,457      26,557      198,657     (15,674)     152,729      21,246      (45,898)

    991,908     444,451     210,635       11,978     152,729           --      47,487       93,385
 ----------    --------    --------     --------    --------     --------     -------     --------

 $1,360,646    $991,908    $237,192     $210,635    $137,055     $152,729     $68,733     $ 47,487
 ==========    ========    ========     ========    ========     ========     =======     ========

 $     (542)   $   (364)   $     --     $     --    $  5,376     $  4,265     $  (190)    $   (742)
 ----------    --------    --------     --------    --------     --------     -------     --------

-----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, rations to average net assets and other supplemental data. This information has been derived from information in the financial statements.



                                                                 INVESTMENT OPERATIONS
                                                        --------------------------------------
                                                                     NET REALIZED
                                                                    AND UNREALIZED
                                                                    GAIN/(LOSS) ON
                                                                     INVESTMENTS,
                                              NET ASSET            OPTIONS, FUTURES,   TOTAL
                                               VALUE,      NET        SWAPS, AND        FROM
                                              BEGINNING INVESTMENT FOREIGN CURRENCY  INVESTMENT
                                              OF PERIOD   INCOME     TRANSACTIONS    OPERATIONS
-----------------------------------------------------------------------------------------------
Western Asset Intermediate Portfolio

  Institutional Class/A/
    Six Months Ended September 30, 2002/B/     $10.39   $     .28       $   .43        $ .71
    Years Ended March 31,
       2002                                     10.65      .57/E/          (.13)         .44
       2001                                     10.09      .68/E/           .56         1.24
       2000                                     10.62      .63/E/          (.38)         .25
       1999                                     10.85      .58/E/           .06          .64
       1998/F/                                  10.72      .46/E/           .23          .69
    Year Ended June 30, 1997                    10.48      .55/E/           .30          .85

  Financial Intermediary Class
    Period Ended November 30, 1999/G/          $10.61   $  .41/H/       $  (.33)       $ .08
    Year Ended March 31, 1999/I/                10.60      .12/H/          (.11)         .01

Western Asset Core Portfolio

  Institutional Class/A/
    Six Months Ended September 30, 2002/B/     $11.01   $     .30       $   .27        $ .57
    Years Ended March 31,
       2002                                     11.09      .62/J/           .05          .67
       2001                                     10.39      .73/J/           .70         1.43
       2000                                     11.01      .67/J/          (.46)         .21
       1999                                     11.59      .64/J/          (.01)         .63
       1998/F/                                  11.28      .49/J/           .49          .98
    Year Ended June 30, 1997                    11.05      .70/J/           .19          .89

  Financial Intermediary Class
    Six Months Ended September 30, 2002/B/     $11.02   $     .29       $   .27        $ .56
    Years Ended March 31,
       2002                                     11.10      .59/K/           .06          .65
       2001                                     10.40      .70/K/           .70         1.40
       2000/L/                                  10.69      .45/K/          (.25)         .20

Western Asset Core Plus Portfolio

  Institutional Class
    Six Months Ended September 30, 2002/B/     $ 9.88   $.27/M,N/       $.16/N/        $ .43
    Years Ended March 31,
       2002                                     10.07    .56/M,N/        .06/N/          .62
       2001                                      9.48      .66/M/           .59         1.25
       2000                                      9.97      .55/M/          (.37)         .18
       1999/O/                                  10.00      .34/M/          (.08)         .26

  Financial Intermediary Class
    Six Months Ended September 30, 2002/B/     $ 9.87   $.26/P,N/       $.17/N/        $ .43
    Year Ended March 31, 2002/Q/                10.04    .11/P,N/          (.17)/N/     (.06)

-----------------------------------------------------------------------------------------------

           DISTRIBUTIONS                                          RATIOS/SUPPLEMENTAL DATA
-----------------------------------            --------------------------------------------------------------

                                                                             NET
              FROM                                                        INVESTMENT                  NET
   FROM        NET                   NET ASSET               EXPENSES       INCOME                  ASSETS,
   NET      REALIZED                  VALUE,                    TO            TO       PORTFOLIO     END OF
INVESTMENT   GAIN ON       TOTAL      END OF      TOTAL     AVERAGE NET    AVERAGE     TURNOVER    PERIOD (IN
  INCOME   INVESTMENTS DISTRIBUTIONS  PERIOD      RETURN      ASSETS      NET ASSETS     RATE      THOUSANDS)
-------------------------------------------------------------------------------------------------------------

  $(.28)      $  --       $ (.28)     $10.82    6.90%/C/        .45%/D/      5.2%/D/     230.6%/D/ $  595,943

   (.57)       (.13)        (.70)      10.39    4.20%/E/        .45%/E/      5.3%/E/     274.8%       628,196
   (.68)         --         (.68)      10.65   12.79%/E/        .45%/E/      6.6%/E/     328.4%       457,822
   (.78)         --         (.78)      10.09    2.49%/E/        .45%/E/      6.3%/E/     440.8%       376,056
   (.57)       (.30)        (.87)      10.62    6.01%/E/        .45%/E/      5.5%/E/     389.6%       314,534
   (.46)       (.10)        (.56)      10.85    6.59%/C,E/      .45%/D,E/    5.8%/D,E/   401.4%/D/    293,531
   (.54)       (.07)        (.61)      10.72    8.32%/E/        .45%/E/      6.3%/E/     419.3%       224,497

  $(.43)      $  --       $ (.43)     $10.26     .81%/C,H/      .70%/D,H/    5.9%/D,H/   440.8%    $       --

     --          --           --       10.61     .09%/C,H/      .70%/D,H/    5.2%/D,H/   389.6%         3,792

  $(.30)      $(.09)      $ (.39)     $11.19    5.20%/C/        .50%/D/      5.4%/D/     460.6%/D/ $1,170,029

   (.62)       (.13)        (.75)      11.01    6.14%/J/        .50%/J/      5.6%/J/     595.2%       971,544
   (.73)         --         (.73)      11.09   14.37%/J/        .50%/J/      6.8%/J/     387.2%       826,459
   (.80)       (.03)        (.83)      10.39    1.99%/J/        .50%/J/      6.3%/J/     260.4%       649,038
   (.65)       (.56)       (1.21)      11.01    5.61%/J/        .50%/J/      5.7%/J/     484.3%       685,489
   (.53)       (.14)        (.67)      11.59    8.91%/C,J/      .50%/D,J/    6.0%/D,J/   226.9%/D/    617,676
   (.65)       (.01)        (.66)      11.28    8.27%/J/        .50%/J/      6.4%/J/     384.8%       508,353

  $(.29)      $(.09)      $ (.38)     $11.20    5.07%/C/        .75%/D/      5.1%/D/     460.6%/D/ $    7,579

   (.60)       (.13)        (.73)      11.02    5.88%/K/        .75%/K/      5.3%/K/     595.2%         1,885
   (.70)         --         (.70)      11.10   13.96%/K/        .75%/K/      6.6%/K/     387.2%         1,883
   (.49)         --         (.49)      10.40    1.97%/C,K/      .75%/D,K/    6.2%/D,K/   260.4%/D/      1,456

  $(.27)      $(.05)      $ (.32)     $ 9.99    4.45%/C,M/      .45%/D,M/    5.4%/D,M/   451.8%/D/ $1,360,329

   (.54)       (.27)        (.81)       9.88    6.34%/M/        .45%/M/      5.3%/M/     590.7%       991,673
   (.66)         --         (.66)      10.07   13.73%/M/        .46%/M/      6.8%/M/     432.8%       444,451
   (.67)         --         (.67)       9.48    1.95%/M/        .50%/M/      6.2%/M/     315.9%       215,184
   (.22)       (.07)        (.29)       9.97    2.58%/C,M/      .50%/M/      5.4%/D,M/   565.7%/D/    119,646

  $(.26)      $(.05)      $ (.31)     $ 9.99    4.41%/C,P/      .70%/D,P/    5.2%/D,P/   451.8%/D/ $      317
   (.11)         --         (.11)       9.87    (.57)%/C,P/     .70%/D,P/    5.3%/D,P/   590.7%/D/        235

-------------------------------------------------------------------------------------------------------------

                                                                 INVESTMENT OPERATIONS
                                                         -------------------------------------
                                                                      NET REALIZED
                                                                     AND UNREALIZED
                                                                     GAIN/(LOSS) ON
                                                                      INVESTMENTS,
                                               NET ASSET            OPTIONS, FUTURES   TOTAL
                                                VALUE,      NET       AND FOREIGN       FROM
                                               BEGINNING INVESTMENT     CURRENCY     INVESTMENT
                                               OF PERIOD   INCOME     TRANSACTIONS   OPERATIONS
-----------------------------------------------------------------------------------------------
Western Asset Inflation Indexed Bond Portfolio
  -- Institutional Class
    Six Months Ended September 30, 2002/B/      $ 9.92   $  .30/R/      $  1.07        $ 1.37
      Years Ended March 31,
         2002                                     9.98    .41/N,R/       .01/N/           .42
         2001/S/                                 10.00    .08/N,R/         (.02)          .06

Western Asset High Yield Portfolio
  -- Institutional Class
    Six Months Ended September 30, 2002/B/      $10.36   $  .51/T/      $ (1.54)       $(1.03)
      Year Ended March 31, 2002/U/               10.00      .53/T/          .07           .60

Western Asset Non-U.S. Fixed Income Portfolio
  -- Institutional Class
    Six Months Ended September 30, 2002/B/      $ 9.25   $  .23/V/      $  1.00        $ 1.23
      Years Ended March 31,
         2002                                     9.25     --/N,V/       .46/N/           .46
         2001                                     9.59      .59/V/         (.05)          .54
         2000                                    10.21      .49/V/         (.47)          .02
         1999/W/                                 10.00      .30/V/          .31           .61

-----------------------------------------------------------------------------------------------

/A/All per share figures for the Institutional Class reflect the 10-for-1 stock split effective May 29, 1998.
/B/Unaudited.
/C/Not annualized.
/D/Annualized.
/E/Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50% through August 5, 1996, and 0.45% thereafter. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2002, 0.47%; 2001, 0.47%; 2000, 0.48%; and 1999, 0.48%; for the nine months ended March 31,
   1998, 0.52%; and for the year ended June 30, 1997, 0.55%.
/F/The Fund's year end changed from June 30 to March 31.
/G/Liquidation of Financial Intermediary Class shares.
/H/Net of advisory fees waived pursuant to a voluntary expense limitation of 0.70%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the period ending November 30, 1999 (liquidation of Financial Intermediary Class shares), 0.74%; and for the period January 7, 1999 (commencement of operations) to March 31, 1999, 0.73%.
/I/For the period January 7, 1999 (commencement of operations) to March 31,
   1999.
/J/Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2002, 0.52%; 2001, 0.53%; 2000, 0.51%, and 1999, 0.50%; for the nine months ended March 31, 1998, 0.50%; and for the year ended June 30, 1997, 0.50%. /K/Net of advisory fees waived pursuant to a voluntary expense limitation of
   0.75%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2002, 0.77%; and 2001, 0.78%; and for the period July 22, 1999 (commencement of operations) to March 31, 2000, 0.76%.
/L/For the period July 22, 1999 (commencement of operations) to March 31, 2000. /M/Net of advisory fees waived pursuant to a voluntary expense limitation of
   0.50% to June 30, 2000, and 0.45% thereafter. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2002, 0.49%; for the years ended March 31, 2002, 0.54%; 2001, 0.57%; and 2000, 0.65%; and for the
   period July 8, 1998 (commencement of operations) to March 31, 1999, 0.65%.

           DISTRIBUTIONS                                           RATIOS/SUPPLEMENTAL DATA
-----------------------------------            ----------------------------------------------------------------
                                                                               NET
              FROM                                                         INVESTMENT                   NET
   FROM        NET                   NET ASSET                EXPENSES       INCOME                    ASSETS
   NET      REALIZED                  VALUE,                     TO            TO        PORTFOLIO     END OF
INVESTMENT   GAIN ON       TOTAL      END OF      TOTAL      AVERAGE NET   AVERAGE NET   TURNOVER    PERIOD (IN
  INCOME   INVESTMENTS DISTRIBUTIONS  PERIOD      RETURN       ASSETS        ASSETS        RATE      THOUSANDS)
---------------------------------------------------------------------------------------------------------------

  $(.30)      $  --        $(.30)     $10.99    14.07%/R/        .25%/D,R/     5.8%/D,R/    91.8%/D/  $237,192

   (.41)       (.07)        (.48)       9.92     4.28%/R/        .25%/Q/       5.0%/Q/      79.5%      210,635
   (.08)         --         (.08)       9.98      .55%/C,R/      .25%/D,R/     8.9%/D,R/   --/D/        11,978

  $(.46)      $  --        $(.46)     $ 8.87   (10.70)%/C,T/     .55%/D,T/    10.9%/D,T/    82.3%/D/  $137,055
   (.24)         --         (.24)      10.36     6.02%/C,T/      .55%/D,T/    10.4%/D,T/    51.8%/D/   152,729

  $(.11)      $  --        $(.11)     $10.37    13.35%/C,V/      .55%/D,V/     4.6%/D,V/   231.5%/D/  $ 68,733

   (.46)         --         (.46)       9.25     5.21%/V/        .55%/V/       4.5%/V/     307.6%       47,487
   (.88)         --         (.88)       9.25     6.31%/V/        .55%/V/       5.6%/V/     263.4%       93,385
   (.50)       (.14)        (.64)       9.59      .57%/V/        .55%/V/       4.9%/V/     347.1%       62,526
   (.20)       (.20)        (.40)      10.21     5.81%/C,V/      .55%/D,V/     4.1%/D,V/   388.0%/D/    65,358

---------------------------------------------------------------------------------------------------------------

/N/The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the Fund's aggregate gains and losses because of the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the investment portfolio.
/O/For the period July 8, 1998 (commencement of operations) to March 31, 1999. /P/Net of advisory fees waived pursuant to a voluntary expense limitation of
   0.70%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2002, 0.74%; and for the period January 8, 2002 (commencement of operations) to March 31, 2002, 0.75%.
/Q/For the period January 8, 2002 (commencement of operations) to March 31,
   2002.
/R/Net of advisory fees waived pursuant to a voluntary expense limitation of
   0.25%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2002, 0.27%; for the year ended March 31, 2002, 0.67%; and for the period March 1, 2001 (commencement of operations) to March 31, 2001, 2.03%.
/S/For the period March 1, 2001 (commencement of operations) to March 31, 2001. /T/Net of advisory fees waived pursuant to a voluntary expense limitation of
   0.55%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2002, 0.68%; and for the period September 30, 2001 (commencement of operations) to March 31, 2002, 0.75%.
/U/For the period September 28, 2001 (commencement of operations) to March 31,
   2002.
/V/Net of advisory fees waived pursuant to a voluntary expense limitation of
   0.55%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2002, 0.85%; for the years ended March 31, 2002, 0.82%; 2001,
   0.85; and 2000, 0.83%; and for the period July 15, 1998 (commencement of operations) to March 31, 1999, 0.85%.
/W/For the period July 15, 1998 (commencement of operations) to March 31, 1999.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Amounts in Thousands (Unaudited))

1. Significant Accounting Policies:

 Western Asset Funds, Inc. (formerly LM Institutional Fund Advisors I, Inc.) ("Corporation"), consisting of the Western Asset Intermediate Portfolio ("Intermediate"), the Western Asset Core Portfolio ("Core"), the Western Asset Core Plus Portfolio ("Core Plus"), the Western Asset Inflation Indexed Bond Portfolio ("Inflation Indexed"), the Western Asset High Yield Portfolio ("High Yield") and the Western Asset Non-U.S. Fixed Income Portfolio ("Non-U.S.") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, with the exception of Non-U.S., which is non-diversified. The Corporation was organized on May 16, 1990, and had no operations prior to September 4, 1990, other than those related to organizational matters. Effective May 31, 2001, the Corporation changed its name to Western Asset Funds, Inc. from LM Institutional Fund Advisors I, Inc.

 Each Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Financial Intermediary Classes of Intermediate, Core and Core Plus commenced operations on January 7, 1999, July 22, 1999, and January 7, 2002, respectively. The Financial Intermediary Class shares of Intermediate were redeemed on November 30, 1999. The Financial Intermediary Classes of Inflation Indexed, High Yield, and Non-U.S. Fixed Income are not active.

 Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation
 Securities owned by the Funds for which market quotations are readily available are valued at current market value. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. At September 30, 2002, $46, or 0.03%, of High Yield's net assets were valued by management at fair value in accordance with the procedures adopted by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.

Security Transactions
 Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At September 30, 2002, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                               RECEIVABLE FOR      PAYABLE FOR
                               SECURITIES SOLD SECURITIES PURCHASED
                               --------------- --------------------
             Intermediate          $ 4,226           $ 30,811
             Core                   28,315            268,235
             Core Plus              34,598            331,615
             Inflation Indexed          --                 --
             High Yield                449                785
             Non-U.S.                  268                100

 For the six months ended September 30, 2002, investment transactions (excluding short-term investments) were as follows:

                              PURCHASES                    SALES
                      -------------------------- --------------------------
                      U.S. GOVERNMENT   OTHER    U.S. GOVERNMENT   OTHER
                        SECURITIES    SECURITIES   SECURITIES    SECURITIES
                      --------------- ---------- --------------- ----------
    Intermediate        $  451,312     $167,913    $  470,630     $182,951
    Core                 2,478,242      471,658     2,469,972      398,945
    Core Plus            2,720,901      629,694     2,617,941      432,871
    Inflation Indexed       99,420        2,611       101,650           --
    High Yield                  --       59,164            --       56,345
    Non-U.S.                    --       68,993            --       55,743

Repurchase Agreements
 The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Foreign Currency Transactions
 Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Options, Futures and Swap Agreements
 The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Distributions to Shareholders
 Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield and Non-U.S., which declare and pay dividends quarterly. Net capital gain distributions, which are calculated at a Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations. At September 30, 2002, accrued dividends payable were as follows: Intermediate, $73; Core, $392; Core Plus, $1,235; Inflation Indexed, $35; High Yield, $0; and Non-U.S., $0.

 Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. As required, effective April 1, 2001, the Funds, with the exception of High Yield, adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount or premium on debt securities. Prior to April 1, 2001, the Funds did not amortize market discounts on debt securities. As required, effective April 1, 2002, High Yield adopted the provisions. Prior to April 1, 2002, High Yield did not amortize market discounts on debt securities. The cumulative effect of this accounting change for High Yield had no impact on the total net assets of High Yield, but resulted in an increase of $1,856 in cost of securities and a corresponding decrease of $1,856 in net unrealized appreciation for High Yield.

 The effect of this change for the six months ended September 30, 2002, was to increase net investment income by $574; decrease net unrealized appreciation by $236; and decrease net realized gains by $338 for High Yield. The statement of changes in net assets and the financial highlights in prior years have not been restated to reflect this change in presentation.

2. Federal Income Taxes:

 No provision for federal income or excise taxes is required since the Funds intend to qualify or continue to qualify as regulated investment companies and distribute substantially all of their taxable income and capital gains to their shareholders. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

 The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of September 30, 2002, High Yield had a capital loss carryforward of $444, which expires in 2010; there were no capital loss carryforwards for Intermediate, Core, Core Plus, Inflation Indexed or Non-US.

3. Financial Instruments:

Forward Foreign Currency Exchange Contracts
 Core Plus, Inflation Indexed, High Yield and Non-U.S. may enter into forward foreign currency exchange contracts to help manage their currency exposure. These contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by a Fund as an unrealized gain or loss. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' securities, but it does establish a rate of exchange that can be achieved in the future. These contracts involve market risk in excess of amounts reflected in the financial statements. Although contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's adviser will enter into forward foreign currency exchange contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

 There was no activity in forward foreign currency exchange contracts for Inflation Indexed or High Yield during the six months ended September 30, 2002. Outstanding contracts for Core Plus and Non-U.S. at September 30, 2002, were as follows:

Core Plus:

                                CONTRACT TO
                SETTLEMENT --------------------- APPRECIATION/
                   DATE    RECEIVE/A/ DELIVER/A/ (DEPRECIATION)
                ---------- ---------- ---------- --------------
                 11/21/02  USD 56,900 EUR 58,323     $(593)
                 11/21/02  USD  1,867 SEK 17,729       (38)
                                                     -----
                                                     $(631)
                                                     =====

Non-U.S.:

                                CONTRACT TO
                SETTLEMENT --------------------- APPRECIATION/
                   DATE    RECEIVE/A/ DELIVER/A/ (DEPRECIATION)
                ---------- ---------- ---------- --------------
                 11/21/02  USD    706 DKK  5,382     $  (8)
                 11/21/02  USD 56,696 EUR 57,977      (455)
                 11/21/02  EUR 18,676 USD 18,293       118
                 11/21/02  USD  1,658 GBP  1,087       (44)
                 11/21/02  USD  2,972 NOK 22,416       (31)
                 11/21/02  USD  7,318 SEK 68,733       (67)
                                                     -----
                                                     $(487)
                                                     =====

--------
/A/Definitions of currency abbreviations:
DKK- Danish krone
EUR- Euro
GBP- British pound
NOK- Norwegian krone
SEK- Swedish krona
USD- United States dollar

Option Transactions
 A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a Fund may forgo the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

 There was no activity in call and put options for Inflation Indexed or High Yield for the six months ended September 30, 2002. Activity in call and put options for Intermediate, Core, Core Plus, and Non-U.S. during the period was as follows:

                                                 CALLS                 PUTS
                                          -------------------  -------------------
                                           CONTRACTS  PREMIUMS  CONTRACTS  PREMIUMS
Intermediate                              ----------  -------- ----------  --------
Options outstanding at March 31, 2002            158  $    86         220  $   230
Options written                                  967      698       1,351      792
Options closed                                  (994)    (688)     (1,151)    (676)
Options expired                                   --       --        (220)    (230)
Options exercised                                 --       --          --       --
                                          ----------  -------  ----------  -------
Options outstanding at September 30, 2002        131  $    96         200  $   116
                                          ==========  =======  ==========  =======

                                                 CALLS                 PUTS
                                          -------------------  -------------------
                                           CONTRACTS  PREMIUMS  CONTRACTS  PREMIUMS
Core                                      ----------  -------- ----------  --------
Options outstanding at March 31, 2002          4,707  $ 3,342       1,863  $ 1,434
Options written                                8,031    7,490       8,257    6,875
Options closed                                (7,493)  (5,790)     (5,297)  (4,336)
Options expired                               (1,227)    (755)     (2,526)  (1,270)
Options exercised                             (2,059)  (1,702)        (99)     (47)
                                          ----------  -------  ----------  -------
Options outstanding at September 30, 2002      1,959  $ 2,585       2,198  $ 2,656
                                          ==========  =======  ==========  =======

                                                 CALLS                 PUTS
                                          -------------------  -------------------
                                           CONTRACTS  PREMIUMS  CONTRACTS  PREMIUMS
Core Plus                                 ----------  -------- ----------  --------
Options outstanding at March 31, 2002      7,405,624  $ 3,721       1,811  $ 1,387
Options written                                9,058    8,596       9,096    7,646
Options closed                                (7,842)  (6,057)     (5,671)  (4,693)
Options expired                           (7,401,774)  (1,061)     (2,583)  (1,220)
Options exercised                             (2,282)  (2,100)       (114)     (55)
                                          ----------  -------  ----------  -------
Options outstanding at September 30, 2002      2,784  $ 3,099       2,539  $ 3,065
                                          ==========  =======  ==========  =======

                                                 CALLS                 PUTS
                                          -------------------  -------------------
                                           CONTRACTS  PREMIUMS  CONTRACTS  PREMIUMS
Non-U.S.                                  ----------  -------- ----------  --------
Options outstanding at March 31, 2002             --  $    --          --  $    --
Options written                                   --       --   7,250,000      102
Options closed                                    --       --          --       --
Options expired                                   --       --  (2,500,000)     (42)
Options exercised                                 --       --          --       --
                                          ----------  -------  ----------  -------
Options outstanding at September 30, 2002         --  $    --   4,750,000  $    60
                                          ==========  =======  ==========  =======

Swap Agreements
 The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Fund will not enter into any swap agreement unless the adviser believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

 The Funds may invest in different types of swap agreements. Currently, the Funds hold interest rate swap contracts and credit default swap contracts (denoted in the table below by a superscript 1 or 2, respectively). Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount. Credit default swap contracts represent the exchange of commitments to provide a level of credit protection for a commitment to receive interest at a fixed rate based on the potential risk of default of the relevant underlying issuer. The relevant underlying issuer for credit default swap contracts is listed in a parenthetical following the agreement counterparty.

 The following is a summary of open interest rate swap contracts outstanding at September 30, 2002:

Intermediate:

                                                                           CONTRACT    UNREALIZED
                      TERMINATION      THE FUND           THE FUND         NOTIONAL  APPRECIATION/
   AGREEMENT WITH        DATE        AGREES TO PAY      WILL RECEIVE        AMOUNT   (DEPRECIATION)
-------------------  -------------- --------------- --------------------- --------   --------------
Goldman, Sachs & Co. July 5, 2006   3-Month LIBOR/A        5.764%         $16,900/1/    $ 1,767
                                      /Quarterly        Semi-Annually

                     July 10, 2012  3-Month LIBOR/A        5.3556%          7,000/1/        648
                                      /Quarterly        Semi-Annually

Lehman Brothers      April 23, 2007 3-Month LIBOR/A 3-Month LIBOR/A/ Plus   2,200/2/     (1,606)
(Dynegy Holdings)                     /Quarterly     300 Basis Points/B/
                                                          Quarterly

Merrill Lynch        May 15, 2003   3-Month LIBOR/A 3-Month LIBOR/A /Plus     800/2/       (482)
(Dynegy Holdings)                     /Quarterly     350 Basis Points/B/
                                                          Quarterly
                                                                          -------       -------

                                                                          $26,900       $   327
                                                                          =======       =======

Core:

                                                                            CONTRACT    UNREALIZED
                      TERMINATION      THE FUND            THE FUND         NOTIONAL  APPRECIATION/
   AGREEMENT WITH        DATE        AGREES TO PAY       WILL RECEIVE        AMOUNT   (DEPRECIATION)
-------------------  -------------- ---------------- --------------------- --------   --------------
Deutsche Bank        May 1, 2007    3-Month LIBOR/A  3-Month LIBOR/A /Plus $ 3,340/2/    $(2,171)
(Dynegy Holdings)                      /Quarterly     525 Basis Points/B/
                                                           Quarterly

                     August 5, 2007 3-Month LIBOR/A         4.0213%         33,030/1/      1,251
                                       /Quarterly        Semi-Annually

Goldman, Sachs & Co. July 5, 2006   3-Month LIBOR/A/        5.764%          18,200/1/      1,903
                                       Quarterly         Semi-Annually

                     July 10, 2012  3-Month LIBOR/A         5.3556%         12,000/1/      1,110
                                       /Quarterly        Semi-Annually
                                                                           -------       -------

                                                                           $66,570       $ 2,093
                                                                           =======       =======

--------
ALondon Interbank Offered Rate.
B100 basis points = 1%.

Core Plus:

                                                                            CONTRACT    UNREALIZED
                      TERMINATION      THE FUND            THE FUND         NOTIONAL  APPRECIATION/
   AGREEMENT WITH        DATE        AGREES TO PAY       WILL RECEIVE        AMOUNT   (DEPRECIATION)
-------------------  -------------- ---------------- --------------------- --------   --------------
Deutsche Bank        April 23, 2007 3-Month LIBOR/A/ 3-Month LIBOR/A/ Plus $ 2,250/2/    $(1,462)
(Dynegy Holdings)                      Quarterly      295 Basis Points/B/
                                                           Quarterly

(Dynegy Holdings)    May 1, 2007    3-Month LIBOR/A/ 3-Month LIBOR/A/ Plus   3,460/2/     (2,249)
                                       Quarterly      525 Basis Points/B/

                     August 5, 2007 3-Month LIBOR/A/        4.0213%         35,940/1/      1,361
                                       Quarterly         Semi-Annually

Goldman, Sachs & Co. July 5, 2006   3-Month LIBOR/A/        5.764%           5,800/1/        606
                                       Quarterly         Semi-Annually

                     July 10, 2012  3-Month LIBOR/A/        5.3556%         13,000/1/      1,203
                                       Quarterly         Semi-Annually
                                                                           -------       -------

                                                                           $60,450       $  (541)
                                                                           =======       =======

Futures
 Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by each Fund each day, depending on the daily fluctuation in the value of the contract. For Non-U.S., and foreign-denominated futures held in Core Plus, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and each Fund recognizes a realized gain or loss when the contract is closed.

 Each Fund may enter into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at September 30, 2002, are described at the end of each Fund's statement of net assets.

4. Securities Loaned:

 Each Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by each Fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities.

 At September 30, 2002, the market value of securities on loan to broker-dealers was $104,283 and $142,863 for Intermediate and Core, respectively. Cash collateral received was $108,642 and $151,915 for Intermediate and Core, respectively. Such collateral is in the possession of each Fund's custodian. As with other extensions of credit, each Fund may bear the risk of delay in recovery should the borrower of the securities fail financially.

5. Transactions with Affiliates:

 Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Western Asset Management Company ("Western Asset") is the investment adviser to Intermediate, Core, Core Plus, Inflation Indexed and High Yield. Western Asset Management Company Limited ("WAML") is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Core Plus. Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets as follows: 0.40% for Intermediate; ranging from 0.45% of the first $500 million to 0.40% over $1 billion for Core and Core Plus; 0.20% for Inflation Indexed; 0.55% for High Yield; and 0.45% for Non-U.S. LMFA pays Western Asset a fee, computed daily and payable monthly, at an annual rate of 0.35% of average daily net assets for Intermediate, 0.40% of average daily net assets for Core and Core Plus, and 0.15% of average daily net assets for Inflation Indexed. LMFA pays WAML a fee, computed daily and payable monthly, at an annual rate of 0.40% of average daily net assets for Non-U.S. At September 30, 2002, $186, $450, $575, $39, $49, and $11 was due
to LMFA for Intermediate, Core, Core Plus, Inflation Indexed, High Yield and Non-U.S., respectively. LMFA, Western Asset and WAML have voluntarily agreed to waive their fees and reimburse the Funds to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of each Fund's average daily net assets as follows for Institutional Class: 0.45% for Intermediate, 0.50% for Core; 0.45% for Core Plus; 0.25% for Inflation Indexed, 0.55% for High Yield and 0.55% for Non-U.S.; and for Financial Intermediary Class: 0.70% for Intermediate and 0.75% for Core.

 Prior to December 31, 2001, LMFA replaced LM Institutional Advisors, Inc. as investment manager of each Fund. The advisory compensation arrangements remain unchanged.

 Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds' shares. Legg Mason receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly. At September 30, 2002, $2 was due to Legg Mason from Core.

 LMFA, Western Asset, WAML and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc.

6. Fund Share Transactions:

 At September 30, 2002, there were 13.1 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows:

                                                       REINVESTMENT OF
                                            SOLD         DIVIDENDS         REPURCHASED        NET CHANGE
                                       --------------- --------------  ------------------  ----------------
                                       SHARES  AMOUNT  SHARES  AMOUNT   SHARES    AMOUNT   SHARES   AMOUNT
                                       ------ -------- ------  ------- -------  ---------  ------  --------
Intermediate
  Institutional Class
    Six Months Ended Sept. 30, 2002     8,045 $ 85,819 1,289   $13,691 (14,682) $(155,998) (5,348) $(56,488)
    Year Ended Mar. 31, 2002           25,934  277,655 2,932    31,193 (11,393)  (120,767) 17,473   188,081

Core
  Institutional Class
    Six Months Ended Sept. 30, 2002    26,678 $297,522 3,567   $39,596 (13,979) $(155,703) 16,266  $181,415
    Year Ended Mar. 31, 2002           29,633  333,443 4,988    55,956 (20,878)  (234,414) 13,743   154,985
  Financial Intermediary Class
    Six Months Ended Sept. 30, 2002       533 $  5,939    16   $   176     (43) $    (475)    506  $  5,640
    Year Ended Mar. 31, 2002               63      712    10       113     (72)      (799)      1        26

Core Plus
  Institutional Class
    Six Months Ended Sept. 30, 2002    42,511 $424,437 3,246   $32,382 (10,005) $ (99,647) 35,752  $357,172
    Year Ended Mar. 31, 2002           63,580  641,272 4,624    46,337 (11,950)  (120,554) 56,254   567,055
  Financial Intermediary Class
    Six Months Ended Sept. 30, 2002         7 $     73     1   $     9    N.M.  $      (2)      8  $     80
    Year Ended Mar. 31, 2002/C/            24      239    --         2      --         --      24       241

Inflation Indexed
  Institutional Class
    Six Months Ended Sept. 30, 2002     1,182 $ 12,007   594   $ 6,155  (1,432) $ (14,727)    344  $  3,435
    Year Ended Mar. 31, 2002           19,944  200,029    88       878      --         --  20,032   200,907

High Yield
  Institutional Class
    Six Months Ended Sept. 30, 2002        -- $     --   721   $ 6,785      --  $      --     721  $  6,785
    Year Ended Mar. 31, 2002/D/        14,418  144,182   336     3,452     (15)      (156) 14,739   147,478

Non-U.S.
  Institutional Class
    Six Months Ended Sept. 30, 2002     2,598 $ 25,980    64   $   636  (1,172) $ (11,090)  1,490  $ 15,526
    Year Ended Mar. 31, 2002            1,694   15,760   418     3,741  (7,070)   (64,345) (4,958)  (44,844)

--------------------------------------------------------------------------------
/C/For the period January 8, 2002 (commencement of operations) to March 31,
   2002.
/D/For the period September 28, 2001 (commencement of operations) to March 31,
   2002.
N.M. -- Not meaningful.

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

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

Western Asset Funds, Inc.

Investment Advisers
Western Asset Management Company
117 East Colorado Boulevard
Pasadena, California 91105

Western Asset Management Company Limited
155 Bishopgate
London, England EC2N3TY

   This report is not to be distributed unless preceded or accompanied by a prospectus.
                   Legg Mason Wood Walker, Inc., Distributor